UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE AB PORTFOLIOS

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2026

Date of reporting period: February 28, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: ABWYX

February 28, 2026

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Fund Information

AB All Market Total Return Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$43	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$432,312,188
# of Portfolio Holdings	695
Portfolio Turnover Rate	93%
Total Advisory Fees Paid (Net)	$1,157,874

Graphical Representation of Holdings

Country Breakdown (% of Net Assets)

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	31.5%
Investment Companies	23.7%
Governments - Treasuries	14.6%
Corporates - Investment Grade	9.6%
Mortgage Pass-Throughs	4.4%
Collateralized Mortgage Obligations	1.4%
Collateralized Loan Obligations	1.2%
Commercial Mortgage-Backed Securities	1.2%
Others	4.0%
Short-Term Investments	9.0%
Other assets less liabilities	-0.6%
Total	100.0%
Table Summary
United States	41.2%
Multinational	21.6%
United Kingdom	5.6%
Japan	4.6%
Canada	3.2%
France	2.6%
Germany	1.5%
Netherlands	1.2%
Italy	1.1%
Spain	1.0%
Mexico	0.9%
Australia	0.8%
Switzerland	0.5%
Poland	0.5%
Others	5.3%
Short-Term Investments	9.0%
Other assets less liabilities	-0.6%
Total	100.0%

Advisor Class: ABWYX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABWYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

AMTR-ADV-0154-0226

Advisor Class: ABWYX

2

Class A: ABWAX

February 28, 2026

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Fund Information

AB All Market Total Return Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$432,312,188
# of Portfolio Holdings	695
Portfolio Turnover Rate	93%
Total Advisory Fees Paid (Net)	$1,157,874

Graphical Representation of Holdings

Country Breakdown (% of Net Assets)

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	31.5%
Investment Companies	23.7%
Governments - Treasuries	14.6%
Corporates - Investment Grade	9.6%
Mortgage Pass-Throughs	4.4%
Collateralized Mortgage Obligations	1.4%
Collateralized Loan Obligations	1.2%
Commercial Mortgage-Backed Securities	1.2%
Others	4.0%
Short-Term Investments	9.0%
Other assets less liabilities	-0.6%
Total	100.0%
Table Summary
United States	41.2%
Multinational	21.6%
United Kingdom	5.6%
Japan	4.6%
Canada	3.2%
France	2.6%
Germany	1.5%
Netherlands	1.2%
Italy	1.1%
Spain	1.0%
Mexico	0.9%
Australia	0.8%
Switzerland	0.5%
Poland	0.5%
Others	5.3%
Short-Term Investments	9.0%
Other assets less liabilities	-0.6%
Total	100.0%

Class A: ABWAX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABWAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

AMTR-A-0154-0226

Class A: ABWAX

2

Class C: ABWCX

February 28, 2026

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Fund Information

AB All Market Total Return Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$432,312,188
# of Portfolio Holdings	695
Portfolio Turnover Rate	93%
Total Advisory Fees Paid (Net)	$1,157,874

Graphical Representation of Holdings

Country Breakdown (% of Net Assets)

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	31.5%
Investment Companies	23.7%
Governments - Treasuries	14.6%
Corporates - Investment Grade	9.6%
Mortgage Pass-Throughs	4.4%
Collateralized Mortgage Obligations	1.4%
Collateralized Loan Obligations	1.2%
Commercial Mortgage-Backed Securities	1.2%
Others	4.0%
Short-Term Investments	9.0%
Other assets less liabilities	-0.6%
Total	100.0%
Table Summary
United States	41.2%
Multinational	21.6%
United Kingdom	5.6%
Japan	4.6%
Canada	3.2%
France	2.6%
Germany	1.5%
Netherlands	1.2%
Italy	1.1%
Spain	1.0%
Mexico	0.9%
Australia	0.8%
Switzerland	0.5%
Poland	0.5%
Others	5.3%
Short-Term Investments	9.0%
Other assets less liabilities	-0.6%
Total	100.0%

Class C: ABWCX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABWCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

AMTR-C-0154-0226

Class C: ABWCX

2

Class I: ABWIX

February 28, 2026

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Fund Information

AB All Market Total Return Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB All Market Total Return Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABWIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$432,312,188
# of Portfolio Holdings	695
Portfolio Turnover Rate	93%
Total Advisory Fees Paid (Net)	$1,157,874

Graphical Representation of Holdings

Country Breakdown (% of Net Assets)

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	31.5%
Investment Companies	23.7%
Governments - Treasuries	14.6%
Corporates - Investment Grade	9.6%
Mortgage Pass-Throughs	4.4%
Collateralized Mortgage Obligations	1.4%
Collateralized Loan Obligations	1.2%
Commercial Mortgage-Backed Securities	1.2%
Others	4.0%
Short-Term Investments	9.0%
Other assets less liabilities	-0.6%
Total	100.0%
Table Summary
United States	41.2%
Multinational	21.6%
United Kingdom	5.6%
Japan	4.6%
Canada	3.2%
France	2.6%
Germany	1.5%
Netherlands	1.2%
Italy	1.1%
Spain	1.0%
Mexico	0.9%
Australia	0.8%
Switzerland	0.5%
Poland	0.5%
Others	5.3%
Short-Term Investments	9.0%
Other assets less liabilities	-0.6%
Total	100.0%

Class I: ABWIX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABWIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

AMTR-I-0154-0226

Class I: ABWIX

2

Advisor Class: ABPYX

February 28, 2026

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Fund Information

AB Sustainable Thematic Balanced Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$81,979,185
# of Portfolio Holdings	74
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$118,204

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	55.6%
Governments - Treasuries	37.1%
Agencies	2.7%
Short-Term Investments	4.2%
Other assets less liabilities	0.4%
Total	100.0%

Advisor Class: ABPYX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABPYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

STB-ADV-0154-0226

Advisor Class: ABPYX

2

Class A: ABPAX

February 28, 2026

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Fund Information

AB Sustainable Thematic Balanced Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$81,979,185
# of Portfolio Holdings	74
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$118,204

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	55.6%
Governments - Treasuries	37.1%
Agencies	2.7%
Short-Term Investments	4.2%
Other assets less liabilities	0.4%
Total	100.0%

Class A: ABPAX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABPAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

STB-A-0154-0226

Class A: ABPAX

2

Class C: ABPCX

February 28, 2026

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Fund Information

AB Sustainable Thematic Balanced Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$81,979,185
# of Portfolio Holdings	74
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$118,204

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	55.6%
Governments - Treasuries	37.1%
Agencies	2.7%
Short-Term Investments	4.2%
Other assets less liabilities	0.4%
Total	100.0%

Class C: ABPCX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABPCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

STB-C-0154-0226

Class C: ABPCX

2

Class I: APWIX

February 28, 2026

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Fund Information

AB Sustainable Thematic Balanced Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/APWIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$81,979,185
# of Portfolio Holdings	74
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$118,204

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	55.6%
Governments - Treasuries	37.1%
Agencies	2.7%
Short-Term Investments	4.2%
Other assets less liabilities	0.4%
Total	100.0%

Class I: APWIX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/APWIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

STB-I-0154-0226

Class I: APWIX

2

Class Z: ABPZX

February 28, 2026

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Fund Information

AB Sustainable Thematic Balanced Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Sustainable Thematic Balanced Portfolio (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABPZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$81,979,185
# of Portfolio Holdings	74
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (Net)	$118,204

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	55.6%
Governments - Treasuries	37.1%
Agencies	2.7%
Short-Term Investments	4.2%
Other assets less liabilities	0.4%
Total	100.0%

Class Z: ABPZX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABPZX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

STB-Z-0154-0226

Class Z: ABPZX

2

Advisor Class: ATWYX

February 28, 2026

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Fund Information

AB Tax-Managed Wealth Appreciation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATWYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$24	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,028,688,421
# of Portfolio Holdings	107
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net)	$1,975,797

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	60.2%
Investment Companies	39.2%
Short-Term Investments	0.4%
Other assets less liabilities	0.2%
Total	100.0%
Table Summary
Investment Companies	39.2%
Information Technology	17.7%
Financials	9.2%
Communication Services	7.5%
Industrials	6.5%
Health Care	6.1%
Consumer Discretionary	5.1%
Consumer Staples	3.1%
Energy	1.6%
Materials	1.4%
Others	2.0%
Short-Term Investments	0.4%
Other assets less liabilities	0.2%
Total	100.0%

Advisor Class: ATWYX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATWYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

TWA-ADV-0154-0226

Advisor Class: ATWYX

2

Class A: ATWAX

February 28, 2026

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Fund Information

AB Tax-Managed Wealth Appreciation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATWAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,028,688,421
# of Portfolio Holdings	107
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net)	$1,975,797

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	60.2%
Investment Companies	39.2%
Short-Term Investments	0.4%
Other assets less liabilities	0.2%
Total	100.0%
Table Summary
Investment Companies	39.2%
Information Technology	17.7%
Financials	9.2%
Communication Services	7.5%
Industrials	6.5%
Health Care	6.1%
Consumer Discretionary	5.1%
Consumer Staples	3.1%
Energy	1.6%
Materials	1.4%
Others	2.0%
Short-Term Investments	0.4%
Other assets less liabilities	0.2%
Total	100.0%

Class A: ATWAX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATWAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

TWA-A-0154-0226

Class A: ATWAX

2

Class C: ATWCX

February 28, 2026

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Fund Information

AB Tax-Managed Wealth Appreciation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATWCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,028,688,421
# of Portfolio Holdings	107
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net)	$1,975,797

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	60.2%
Investment Companies	39.2%
Short-Term Investments	0.4%
Other assets less liabilities	0.2%
Total	100.0%
Table Summary
Investment Companies	39.2%
Information Technology	17.7%
Financials	9.2%
Communication Services	7.5%
Industrials	6.5%
Health Care	6.1%
Consumer Discretionary	5.1%
Consumer Staples	3.1%
Energy	1.6%
Materials	1.4%
Others	2.0%
Short-Term Investments	0.4%
Other assets less liabilities	0.2%
Total	100.0%

Class C: ATWCX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATWCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

TWA-C-0154-0226

Class C: ATWCX

2

Advisor Class: AWAYX

February 28, 2026

SCAN ME

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Fund Information

AB Wealth Appreciation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWAYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$25	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,443,124,653
# of Portfolio Holdings	76
Portfolio Turnover Rate	15%
Total Advisory Fees Paid (Net)	$2,821,172

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	60.1%
Investment Companies	39.0%
Short-Term Investments	1.1%
Other assets less liabilities	-0.2%
Total	100.0%
Table Summary
Investment Companies	39.0%
Information Technology	17.8%
Financials	9.1%
Communication Services	7.7%
Industrials	6.7%
Health Care	6.0%
Consumer Discretionary	5.2%
Consumer Staples	2.1%
Materials	1.6%
Energy	1.6%
Others	2.3%
Short-Term Investments	1.1%
Other assets less liabilities	-0.2%
Total	100.0%

Advisor Class: AWAYX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AWAYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

WA-ADV-0154-0226

Advisor Class: AWAYX

2

Class A: AWAAX

February 28, 2026

SCAN ME

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Fund Information

AB Wealth Appreciation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWAAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,443,124,653
# of Portfolio Holdings	76
Portfolio Turnover Rate	15%
Total Advisory Fees Paid (Net)	$2,821,172

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	60.1%
Investment Companies	39.0%
Short-Term Investments	1.1%
Other assets less liabilities	-0.2%
Total	100.0%
Table Summary
Investment Companies	39.0%
Information Technology	17.8%
Financials	9.1%
Communication Services	7.7%
Industrials	6.7%
Health Care	6.0%
Consumer Discretionary	5.2%
Consumer Staples	2.1%
Materials	1.6%
Energy	1.6%
Others	2.3%
Short-Term Investments	1.1%
Other assets less liabilities	-0.2%
Total	100.0%

Class A: AWAAX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AWAAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

WA-A-0154-0226

Class A: AWAAX

2

Class C: AWACX

February 28, 2026

SCAN ME

Please scan QR code for

Fund Information

AB Wealth Appreciation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Wealth Appreciation Strategy (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWACX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,443,124,653
# of Portfolio Holdings	76
Portfolio Turnover Rate	15%
Total Advisory Fees Paid (Net)	$2,821,172

Graphical Representation of Holdings

Sector Breakdown (% of Net Assets)

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	60.1%
Investment Companies	39.0%
Short-Term Investments	1.1%
Other assets less liabilities	-0.2%
Total	100.0%
Table Summary
Investment Companies	39.0%
Information Technology	17.8%
Financials	9.1%
Communication Services	7.7%
Industrials	6.7%
Health Care	6.0%
Consumer Discretionary	5.2%
Consumer Staples	2.1%
Materials	1.6%
Energy	1.6%
Others	2.3%
Short-Term Investments	1.1%
Other assets less liabilities	-0.2%
Total	100.0%

Class C: AWACX

1

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AWACX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

WA-C-0154-0226

Class C: AWACX

2

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

February 28, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB ALL MARKET TOTAL RETURN PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CONSOLIDATED PORTFOLIO OF INVESTMENTS

February 28, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 31.5%
Information Technology – 7.0%
Communications Equipment – 0.3%
Cisco Systems, Inc.	4,813	$382,441
F5, Inc.(a)	1,282	347,883
Motorola Solutions, Inc.	1,549	747,021

		1,477,345

Electronic Equipment, Instruments & Components – 0.1%
Amphenol Corp. – Class A	555	81,064
TE Connectivity PLC	1,600	368,240

		449,304

IT Services – 0.2%
Cognizant Technology Solutions Corp. – Class A	5,820	374,983
Nomura Research Institute Ltd.(b)	4,800	131,693
Obic Co., Ltd.	10,300	277,395
Twilio, Inc. – Class A(a)	2,980	360,461

		1,144,532

Semiconductors & Semiconductor Equipment – 3.3%
Analog Devices, Inc.	1,165	414,495
Applied Materials, Inc.	1,430	532,389
ASM International NV	90	75,905
ASML Holding NV	713	1,036,993
Broadcom, Inc.	6,632	2,119,256
Kioxia Holdings Corp.(a)	300	40,543
KLA Corp.	315	480,233
Lam Research Corp.	2,237	523,212
Micron Technology, Inc.	1,546	637,524
NVIDIA Corp.	24,220	4,291,542
Qorvo, Inc.(a)	17,105	1,418,004
Silicon Laboratories, Inc.(a)	3,261	666,972
SkyWater Technology, Inc.(a)	32,141	946,874
Taiwan Semiconductor Manufacturing Co., Ltd.	15,400	960,932
Veeco Instruments, Inc.(a)	1,719	52,533

		14,197,407

Software – 2.1%
Check Point Software Technologies Ltd.(a)	782	118,919
Clearwater Analytics Holdings, Inc. – Class A(a)	46,488	1,087,354
Confluent, Inc. – Class A(a)	49,194	1,508,780
CyberArk Software Ltd.(a)(c)(d)	4,231	190,395
HubSpot, Inc.(a)	1,201	317,676
Intuit, Inc.	606	247,872
Microsoft Corp.	7,815	3,069,263
Nice Ltd.(a)	1,760	201,552
Onestream, Inc.(a)	36,985	872,476

ABFunds.com	AB All Market Total Return Portfolio 1

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SAP SE	1,471	$295,513
SEMrush Holdings, Inc. – Class A(a)	44,618	527,385
ServiceNow, Inc.(a)	2,335	252,203
Trend Micro, Inc./Japan	7,700	256,220

		8,945,608

Technology Hardware, Storage & Peripherals – 1.0%
Apple, Inc.	16,157	4,268,356

		30,482,552

Financials – 6.2%
Banks – 2.5%
AIB Group PLC	33,470	347,412
Banco Bilbao Vizcaya Argentaria SA	17,361	402,109
Bank of America Corp.	6,669	332,316
BNP Paribas SA	3,617	406,123
CaixaBank SA	15,557	191,744
Canadian Imperial Bank of Commerce(b)	3,990	403,051
Citigroup, Inc.	4,271	470,622
Danske Bank A/S	6,656	347,274
Flushing Financial Corp.	2,663	41,090
Heritage Commerce Corp.	1,543	19,180
ING Groep NV	13,606	392,573
JPMorgan Chase & Co.	2,459	738,438
KBC Group NV	2,313	313,256
Lloyds Banking Group PLC	278,329	380,202
Mitsubishi UFJ Financial Group, Inc.	20,300	376,849
NatWest Group PLC	90,193	748,820
Nicolet Bankshares, Inc.	3,278	500,747
Nordea Bank Abp	11,353	219,862
Oversea-Chinese Banking Corp., Ltd.	35,100	594,004
Royal Bank of Canada	1,388	232,074
Standard Chartered PLC	14,609	360,366
Sumitomo Mitsui Financial Group, Inc.	11,900	449,053
Toronto-Dominion Bank (The)	8,132	792,185
UniCredit SpA	4,864	414,157
Webster Financial Corp.	20,195	1,456,665

		10,930,172

Capital Markets – 1.4%
Allfunds Group PLC	68,928	685,884
Ameriprise Financial, Inc.	801	376,566
Bank of New York Mellon Corp. (The)	3,376	402,082
Cboe Global Markets, Inc.	1,051	315,006
Diamond Hill Investment Group, Inc.	898	154,339
DigitalBridge Group, Inc.	37,288	576,099
Euronext NV(e)	1,750	289,129
Forge Global Holdings, Inc.(a)	14,261	641,745
Janus Henderson Group PLC(a)	15,867	826,671

2 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

London Stock Exchange Group PLC	1,473	$175,498
Moody’s Corp.	871	415,981
Morgan Stanley	750	124,882
Northern Trust Corp.	2,529	361,875
S&P Global, Inc.	684	302,246
Singapore Exchange Ltd.	20,800	298,701
State Street Corp.	413	53,120

		5,999,824

Consumer Finance – 0.0%
International Personal Finance PLC	53,825	179,892

Financial Services – 1.0%
Banca Mediolanum SpA	14,714	315,594
Berkshire Hathaway, Inc. – Class B(a)	356	179,762
Cantaloupe, Inc.(a)	74,997	782,969
Curo Group Holdings LLC(a)(c)(d)	7,850	78,500
ECN Capital Corp.	161,629	362,586
International Money Express, Inc.(a)	39,066	616,461
Mastercard, Inc. – Class A	2,188	1,131,656
NCR Atleos Corp.(a)	1,455	64,427
Visa, Inc. – Class A	2,164	692,783

		4,224,738

Insurance – 1.2%
Aegon Ltd.	44,195	336,339
Arch Capital Group Ltd.(a)	1,716	171,857
AXA SA	9,643	471,563
Brighthouse Financial, Inc.(a)	15,560	933,289
Everest Group Ltd.	191	64,079
Hartford Insurance Group, Inc. (The)	857	120,691
Japan Post Holdings Co., Ltd.	27,000	351,611
Marsh & McLennan Cos., Inc.	1,303	243,322
Medibank Pvt. Ltd.	64,359	200,581
NN Group NV	2,230	182,899
ProAssurance Corp.(a)	51,014	1,252,394
Travelers Cos., Inc. (The)	1,242	383,331
Tryg A/S	18,395	455,491

		5,167,447

Mortgage Real Estate Investment Trusts (REITs) – 0.1%
Two Harbors Investment Corp.	26,852	277,381

		26,779,454

Health Care – 4.6%
Biotechnology – 1.5%
AbbVie, Inc.	2,185	507,095
Amgen, Inc.	172	66,763
Amicus Therapeutics, Inc.(a)	105,067	1,509,813
Arcellx, Inc.(a)	8,192	932,168

ABFunds.com	AB All Market Total Return Portfolio 3

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Atrium Therapeutics, Inc.(a)	1,973	$29,099
Contra Blueprint Medicines Corp.(a)(c)(d)	6,638	3,053
Exact Sciences Corp.(a)	14,823	1,532,402
Gilead Sciences, Inc.	4,256	633,931
RAPT Therapeutics, Inc.(a)	16,896	979,630
Regeneron Pharmaceuticals, Inc.	349	272,803
United Therapeutics Corp.(a)	491	247,415

		6,714,172

Health Care Equipment & Supplies – 1.0%
Hologic, Inc.(a)	13,038	982,544
Insulet Corp.(a)	1,395	344,021
Masimo Corp.(a)	7,640	1,339,674
Medtronic PLC	3,513	343,080
Penumbra, Inc.(a)	4,524	1,558,020

		4,567,339

Health Care Providers & Services – 0.6%
Cardinal Health, Inc.	1,670	382,814
Cencora, Inc.	1,009	375,489
Centene Corp.(a)	8,062	361,823
Enhabit, Inc.(a)	2,704	36,802
McKesson Corp.	1,130	1,115,728
UnitedHealth Group, Inc.	705	206,755

		2,479,411

Life Sciences Tools & Services – 0.3%
Agilent Technologies, Inc.	2,906	352,730
Illumina, Inc.(a)	2,931	394,102
Mettler-Toledo International, Inc.(a)	253	345,773
Thermo Fisher Scientific, Inc.	275	143,305

		1,235,910

Pharmaceuticals – 1.2%
AstraZeneca PLC	1,844	388,038
Bristol-Myers Squibb Co.	6,795	423,804
Eli Lilly & Co.	1,190	1,251,868
GSK PLC	13,831	410,965
Haleon PLC	31,937	175,300
Ipsen SA	1,799	351,169
Johnson & Johnson	421	104,589
Merck & Co., Inc.	5,412	670,114
Roche Holding AG (BR)	708	350,927
Roche Holding AG (Genusschein)	772	367,396
Ventyx Biosciences, Inc.(a)	27,291	381,255
Zoetis, Inc.	955	125,201

		5,000,626

		19,997,458

4 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrials – 4.0%
Aerospace & Defense – 0.6%
BAE Systems PLC	13,941	$398,093
HEICO Corp. – Class A	1,247	299,417
Howmet Aerospace, Inc.	1,561	409,809
L3Harris Technologies, Inc.	580	211,433
MTU Aero Engines AG	753	324,571
RTX Corp.	447	90,571
Safran SA	1,902	766,009

		2,499,903

Air Freight & Logistics – 0.1%
FedEx Corp.	1,026	397,062

Building Products – 0.2%
AGC, Inc.	8,300	368,114
American Woodmark Corp.(a)	13,512	676,951

		1,045,065

Commercial Services & Supplies – 0.2%
Cintas Corp.	1,285	258,452
GDI Integrated Facility Services, Inc.(a)	5,361	143,649
Veralto Corp.	3,764	366,727

		768,828

Construction & Engineering – 0.4%
AECOM	3,671	359,685
Comfort Systems USA, Inc.	139	198,682
HOCHTIEF AG	718	346,335
Stantec, Inc.	4,169	386,016
Taisei Corp.	2,900	376,815
Vinci SA	1,410	234,040

		1,901,573

Electrical Equipment – 0.7%
ABB Ltd. (REG)	7,666	713,982
Fuji Electric Co., Ltd.	4,200	372,266
NIDEC Corp.(a)	13,200	207,587
Prysmian SpA	4,666	562,024
Schneider Electric SE	1,764	576,492
Thermon Group Holdings, Inc.(a)	225	11,426
Vertiv Holdings Co. – Class A	1,612	410,883

		2,854,660

Ground Transportation – 0.4%
Norfolk Southern Corp.	5,162	1,624,688

Industrial Conglomerates – 0.1%
Hitachi Ltd.	4,400	144,044
Jardine Matheson Holdings Ltd.	4,287	353,422

ABFunds.com	AB All Market Total Return Portfolio 5

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Keppel Ltd.	6,900	$71,267

		568,733

Machinery – 0.5%
Chart Industries, Inc.(a)	7,065	1,464,574
Rational AG	146	126,540
Weir Group PLC (The)	5,331	252,851
Westinghouse Air Brake Technologies Corp.	1,391	367,154

		2,211,119

Marine Transportation – 0.1%
ZIM Integrated Shipping Services Ltd.	21,066	607,333

Passenger Airlines – 0.2%
International Consolidated Airlines Group SA	58,531	331,022
Sun Country Airlines Holdings, Inc.(a)	9,091	178,911
United Airlines Holdings, Inc.(a)	3,171	337,077

		847,010

Professional Services – 0.5%
Automatic Data Processing, Inc.	690	147,908
CSG Systems International, Inc.	8,722	696,888
Experian PLC	5,549	208,860
Leidos Holdings, Inc.	2,007	351,426
RELX PLC(b)	12,289	427,281
Wolters Kluwer NV	2,162	174,658

		2,007,021

		17,332,995

Communication Services – 2.4%
Diversified Telecommunication Services – 0.1%
AT&T, Inc.	1,130	31,652
HKT Trust & HKT Ltd. – Class H	165,000	260,099
IHS Holding Ltd.(a)	16,751	134,008

		425,759

Entertainment – 0.5%
Electronic Arts, Inc.	5,440	1,091,101
Eventbrite, Inc. – Class A(a)	39,046	172,583
Netflix, Inc.(a)	2,651	255,132
Warner Bros Discovery, Inc.(a)	18,991	534,977

		2,053,793

Interactive Media & Services – 1.2%
Alphabet, Inc. – Class A	3,910	1,218,981
Alphabet, Inc. – Class C	9,338	2,908,133
Autotrader Group PLC	12,502	82,813
LY Corp.(b)	43,700	108,015
Meta Platforms, Inc. – Class A	1,433	928,842

		5,246,784

6 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Media – 0.6%
Dentsu Group, Inc.(a)(b)	18,300	$345,336
Fox Corp. – Class B	6,662	344,625
Informa PLC	27,504	310,638
Liberty Broadband Corp. – Class A(a)	10,235	558,626
TEGNA, Inc.	46,140	966,633

		2,525,858

		10,252,194

Consumer Discretionary – 2.1%
Automobile Components – 0.0%
Energy Technology(a)(c)(d)	13	6,500

Automobiles – 0.2%
General Motors Co.	4,791	377,099
Tesla, Inc.(a)	1,225	493,075

		870,174

Broadline Retail – 0.5%
Amazon.com, Inc.(a)	8,572	1,800,120
eBay, Inc.	4,332	393,606
Edcon Tranche D(a)(c)(d)(f)	1,648	– 0	–
K2016470219 South Africa Ltd. – Class A(a)(c)(d)	465,862	– 0	–
K2016470219 South Africa Ltd. – Class B(a)(c)(d)	73,623	– 0	–

		2,193,726

Diversified Consumer Services – 0.0%
Udemy, Inc.(a)	15,283	76,873

Hotels, Restaurants & Leisure – 0.4%
Amadeus IT Group SA	3,920	242,460
Aristocrat Leisure Ltd.	8,443	288,638
Booking Holdings, Inc.	34	144,138
Compass Group PLC	14,514	444,469
Expedia Group, Inc.	1,868	402,909
Yum! Brands, Inc.	1,728	290,580

		1,813,194

Household Durables – 0.1%
Sony Group Corp.	11,700	268,963

Specialty Retail – 0.7%
AutoZone, Inc.(a)	121	454,425
CECONOMY AG(a)	60,569	323,489
Dynatrace, Inc.(a)	9,044	324,861
Industria de Diseno Textil SA	12,594	840,994
Ross Stores, Inc.	1,921	395,035
TJX Cos., Inc. (The)	2,858	462,024
Ulta Beauty, Inc.(a)	300	205,437

		3,006,265

ABFunds.com	AB All Market Total Return Portfolio 7

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 0.2%
Deckers Outdoor Corp.(a)	2,957	$346,768
Tapestry, Inc.	2,343	364,266

		711,034

		8,946,729

Consumer Staples – 1.9%
Beverages – 0.2%
Coca-Cola Co. (The)	1,882	153,496
Heineken Holding NV	2,025	175,418
PepsiCo, Inc.	2,878	488,512

		817,426

Consumer Staples Distribution & Retail – 0.4%
Costco Wholesale Corp.	629	635,787
Koninklijke Ahold Delhaize NV	2,487	122,747
Sysco Corp.	4,070	371,021
Tesco PLC	82,049	531,147
Walmart, Inc.	511	65,382

		1,726,084

Food Products – 0.5%
Calavo Growers, Inc.	21,667	581,542
JDE Peet’s NV	29,376	1,101,292
SunOpta, Inc.(a)	82,982	537,723

		2,220,557

Household Products – 0.2%
Colgate-Palmolive Co.	5,448	540,115
Procter & Gamble Co. (The)	1,567	262,002
Reckitt Benckiser Group PLC	2,060	181,484
Southeastern Grocers, Inc.(a)(c)(d)(g)	8,714	– 0	–

		983,601

Personal Care Products – 0.4%
Kenvue, Inc.	91,098	1,741,794

Tobacco – 0.2%
Imperial Brands PLC	7,938	355,534
Philip Morris International, Inc.	1,905	355,911

		711,445

		8,200,907

Materials – 1.2%
Chemicals – 0.1%
Mitsubishi Chemical Group Corp.	47,300	351,001

Containers & Packaging – 0.1%
Crown Holdings, Inc.	2,921	334,746

8 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Metals & Mining – 1.0%
Allied Gold Corp.(a)	43,200	$1,367,528
ArcelorMittal SA	1,565	102,521
BHP Group Ltd.(b)	2,077	84,275
Endeavour Mining PLC	1,118	79,879
Evolution Mining Ltd.	31,777	377,004
Glencore PLC(a)	54,944	397,004
JFE Holdings, Inc.	3,900	54,901
Kinross Gold Corp.	2,195	81,135
Lundin Mining Corp.	11,572	368,695
New Gold, Inc.(a)	84,254	1,130,689
Newmont Corp.	1,937	251,810
Rio Tinto PLC	4,206	416,687

		4,712,128

		5,397,875

Utilities – 1.1%
Electric Utilities – 0.5%
American Electric Power Co., Inc.	3,738	500,219
Edison International	4,754	355,314
NextEra Energy, Inc.	3,307	310,098
PG&E Corp.	19,653	373,407
TXNM Energy, Inc.	14,147	834,956

		2,373,994

Multi-Utilities – 0.5%
Ameren Corp.	1,883	213,306
Consolidated Edison, Inc.	3,223	362,652
National Grid PLC	20,872	390,445
Northwestern Energy Group, Inc.	17,883	1,251,095

		2,217,498

Water Utilities – 0.1%
Essential Utilities, Inc.	6,757	270,077

		4,861,569

Energy – 0.6%
Energy Equipment & Services – 0.1%
BIS Industries Holdings Ltd.(a)(c)(d)	51,133	– 0	–
CHC Group LLC(a)(c)	1,138	– 0	–
Halliburton Co.	10,069	362,484

		362,484

Oil, Gas & Consumable Fuels – 0.5%
ENEOS Holdings, Inc.	37,300	355,866
Exxon Mobil Corp.	821	125,203
Idemitsu Kosan Co., Ltd.	37,100	354,727
Inpex Corp.	9,300	227,038
Shell PLC	9,338	391,102
TotalEnergies SE	3,257	260,891

ABFunds.com	AB All Market Total Return Portfolio 9

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Valero Energy Corp.		1,840	$376,538

			2,091,365

			2,453,849

Real Estate – 0.4%
Health Care REITs – 0.0%
Akero Therapeutics, Inc.(a)(c)(d)		4,711	3,062

Real Estate Management & Development – 0.1%
Hulic Co., Ltd.		25,700	340,585
Kennedy-Wilson Holdings, Inc.		1,926	20,955
Mitsui Fudosan Co., Ltd.		13,300	179,282

			540,822

Residential REITs – 0.2%
American Homes 4 Rent – Class A		11,799	353,970
Invitation Homes, Inc.		13,559	357,144

			711,114

Specialized REITs – 0.1%
VICI Properties, Inc.		12,191	368,290

			1,623,288

Total Common Stocks (cost $109,652,562)			136,328,870

INVESTMENT COMPANIES – 23.7%
Funds and Investment Trusts – 23.7%(h)
iShares Core International Aggregate Bond ETF		585,171	29,761,797
iShares Core MSCI EAFE ETF		356,646	35,065,435
iShares Core MSCI Emerging Markets ETF		374,070	28,713,613
iShares Core S&P 500 ETF		12,802	8,825,443

Total Investment Companies (cost $83,327,918)			102,366,288

		Principal Amount (000)
GOVERNMENTS – TREASURIES – 14.6%
Austria – 0.2%
Republic of Austria Government Bond 0.00%, 02/20/2031(e)	EUR	1,039	1,091,410

Belgium – 0.1%
Kingdom of Belgium Government Bond Series 104 3.45%, 06/22/2042(e)		527	606,341

10 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Canada – 1.4%
Canadian Government Bond 2.75%, 03/01/2030	CAD	3,123	$2,300,579
2.75%, 09/01/2030		3,823	2,812,068
2.75%, 12/01/2055		871	536,595
3.50%, 12/01/2045		284	208,134

			5,857,376

Finland – 0.1%
Finland Government Bond Series 10Y 1.50%, 09/15/2032(e)	EUR	378	416,952

France – 0.4%
French Republic Government Bond OAT Series OAT 3.50%, 11/25/2035(e)		1,428	1,725,736

Germany – 1.0%
Bundesobligation Series 192 2.20%, 10/10/2030(e)		913	1,078,613
Bundesrepublik Deutschland Bundesanleihe 2.50%, 08/15/2046(e)		509	538,729
2.50%, 08/15/2054(e)		107	107,509
2.60%, 05/15/2041(e)		1,166	1,306,103
3.25%, 07/04/2042(e)		925	1,118,291
Series TWIN 0.00%, 08/15/2050(e)		101	53,441

			4,202,686

Hungary – 0.2%
Hungary Government Bond Series 35/A 7.00%, 10/24/2035	HUF	287,870	937,064

Indonesia – 0.2%
Indonesia Treasury Bond Series 109 5.875%, 03/15/2031	IDR	15,339,000	918,937

Italy – 0.6%
Italy Buoni Poliennali Del Tesoro Series 10Y 4.20%, 03/01/2034(e)	EUR	1,178	1,508,151
Series 13Y 4.05%, 10/30/2037(e)		725	909,833

			2,417,984

ABFunds.com	AB All Market Total Return Portfolio 11

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Japan – 2.8%
Japan Government Two Year Bond Series 469 0.70%, 02/01/2027	JPY	491,450	$3,137,708
Japan Government Five Year Bond Series 161 0.30%, 06/20/2028		682,400	4,275,832
Series 183 1.60%, 12/20/2030		46,550	298,502
Japan Government Twenty Year Bond Series 183 1.40%, 12/20/2042		331,000	1,731,696
Japan Government Thirty Year Bond Series 82 1.80%, 03/20/2054		329,350	1,516,151
Series 88 3.20%, 09/20/2055		40,100	249,906
Japan Government Forty Year Bond Series 4 2.20%, 03/20/2051		161,700	846,599
Series 16 1.30%, 03/20/2063		58,600	210,054

			12,266,448

Malaysia – 0.2%
Malaysia Government Bond Series 0318 4.642%, 11/07/2033	MYR	2,573	712,191

Mexico – 0.6%
Mexican Bonos Series M 8.00%, 02/21/2036	MXN	48,053	2,664,703

Poland – 0.5%
Republic of Poland Government Bond Series 1035 5.00%, 10/25/2035	PLN	7,356	2,069,522

South Korea – 0.5%
Korea Treasury Bond Series 3412 3.00%, 12/10/2034	KRW	3,022,030	2,026,492

Spain – 0.1%
Spain Government Bond 3.50%, 01/31/2041(e)	EUR	400	473,902

12 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Thailand – 0.2%
Thailand Government Bond 2.98%, 06/17/2045	THB	8,788	$302,565
3.45%, 06/17/2043		10,696	392,932

			695,497

United Kingdom – 2.6%
United Kingdom Gilt 1.50%, 07/31/2053(e)	GBP	281	180,163
3.50%, 01/22/2045(e)		92	102,346
4.00%, 10/22/2031(e)		2,597	3,527,546
4.125%, 03/07/2031(e)		153	209,310
4.25%, 12/07/2040(e)		991	1,273,273
4.375%, 03/07/2030(e)		315	435,437
4.375%, 01/31/2040(e)		520	681,409
4.50%, 03/07/2035(e)		2,826	3,883,697
4.75%, 10/22/2043(e)		868	1,153,056

			11,446,237

United States – 2.9%
U.S. Treasury Bonds 1.125%, 08/15/2040	U.S.$	7,479	4,861,545
2.00%, 08/15/2051		667	398,710
2.50%, 02/15/2045		135	99,077
2.50%, 02/15/2046		1,323	956,074
4.625%, 11/15/2055		1,450	1,447,734
4.75%, 05/15/2055		1,742	1,773,030
U.S. Treasury Notes 0.625%, 11/30/2027		536	511,033
1.25%, 05/31/2028		636	606,452
4.00%, 05/31/2030		1,311	1,337,324
4.00%, 07/31/2032		390	396,814

			12,387,793

Total Governments – Treasuries (cost $62,185,267)			62,917,271

CORPORATES – INVESTMENT GRADE – 9.6%
Financial Institutions – 4.9%
Banking – 4.2%
ABN AMRO Bank NV Series E 5.125%, 02/22/2033(e)	EUR	200	244,972
5.50%, 09/21/2033(e)		200	249,240
AIB Group PLC 5.871%, 03/28/2035(e)	U.S.$	269	286,661
6.608%, 09/13/2029(e)		200	211,730
Ally Financial, Inc. 5.543%, 01/17/2031		96	98,681
6.848%, 01/03/2030		39	41,246

ABFunds.com	AB All Market Total Return Portfolio 13

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Australia & New Zealand Banking Group Ltd. 5.731%, 09/18/2034(e)	U.S.$	273	$284,436
Banco Bilbao Vizcaya Argentaria SA 5.127%, 03/03/2036		200	198,820
6.138%, 09/14/2028		200	206,302
Banco de Sabadell SA Series E 3.375%, 03/10/2032(e)	EUR	300	356,947
Banco Santander SA 4.175%, 03/24/2028	U.S.$	200	200,100
5.796%, 01/23/2029(e)	AUD	320	232,337
Series E 5.75%, 08/23/2033(e)	EUR	200	249,663
Bank of America Corp. Series E 3.261%, 01/28/2031(e)		200	238,192
Bank of Ireland Group PLC Series E 4.625%, 11/13/2029(e)		451	558,822
Banque Federative du Credit Mutuel SA 1.25%, 06/03/2030(e)		200	218,917
3.875%, 06/16/2032(e)		200	238,875
Barclays PLC 4.476%, 11/11/2029	U.S.$	200	201,518
5.088%, 06/20/2030		202	205,951
Series E 8.407%, 11/14/2032(e)	GBP	141	201,388
BNP Paribas SA 2.159%, 09/15/2029(e)	U.S.$	304	289,144
3.052%, 01/13/2031(e)		200	191,008
5.83%, 08/23/2034(e)	AUD	320	228,632
BPCE SA 2.277%, 01/20/2032(e)	U.S.$	329	296,459
3.116%, 10/19/2032(e)		250	226,685
CaixaBank SA 4.885%, 07/03/2031(e)		421	429,508
Capital One Financial Corp. 4.722%, 01/30/2032		194	195,500
Citigroup, Inc. 2.928%, 10/22/2030	EUR	100	118,042
5.592%, 11/19/2034	U.S.$	404	416,508
Commonwealth Bank of Australia 5.03%, 01/15/2031	AUD	120	85,657
Cooperatieve Rabobank UA 4.99%, 05/27/2031(e)	U.S.$	414	426,631
Credit Agricole SA 5.222%, 05/27/2031(e)		274	283,141
6.064%, 01/16/2035(e)	AUD	200	144,153

14 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Danske Bank A/S 4.613%, 10/02/2030(e)	U.S.$	206	$208,565
Series E 4.75%, 06/21/2030(e)	EUR	177	221,516
Deutsche Bank AG/New York NY 3.547%, 09/18/2031(b)	U.S.$	200	192,072
3.729%, 01/14/2032		231	219,850
4.725%, 02/06/2032(b)		150	151,246
HSBC Holdings PLC 5.13%, 03/03/2031		288	296,988
6.364%, 11/16/2032(e)	EUR	223	278,210
ING Groep NV 5.25%, 11/14/2033(e)		100	131,105
Series E 4.875%, 10/02/2029(e)	GBP	100	136,679
6.25%, 05/20/2033(e)		200	277,729
Intesa Sanpaolo SpA 4.198%, 06/01/2032(e)	U.S.$	225	217,325
JPMorgan Chase & Co. Series E 4.457%, 11/13/2031(e)	EUR	470	587,940
KBC Group NV Series E 4.875%, 04/25/2033(e)		300	367,000
Lloyds Banking Group PLC 5.802%, 03/17/2029	AUD	100	72,160
Series E 4.75%, 09/21/2031(e)	EUR	341	430,941
Mizuho Financial Group, Inc. 3.153%, 07/16/2030	U.S.$	512	496,425
Morgan Stanley 3.521%, 05/22/2031	EUR	355	426,213
Series G 3.383%, 01/23/2032		125	149,088
Nationwide Building Society Series E 4.00%, 07/30/2035(e)		300	362,073
NatWest Group PLC 3.032%, 11/28/2035(b)	U.S.$	239	222,535
Series E 0.78%, 02/26/2030(e)	EUR	100	111,099
NatWest Markets PLC 4.888%, 06/05/2030(e)	AUD	290	204,096
Royal Bank of Canada/Toronto 4.738%, 09/09/2031(e)		180	125,205
Santander UK Group Holdings PLC 6.534%, 01/10/2029	U.S.$	200	208,624

ABFunds.com	AB All Market Total Return Portfolio 15

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series E 2.421%, 01/17/2029(e)	GBP	100	$130,121
Societe Generale SA 5.512%, 05/22/2031(e)	U.S.$	411	427,732
Standard Chartered PLC 3.265%, 02/18/2036(e)		233	217,305
Series E 3.864%, 03/17/2033(e)	EUR	302	363,177
Sumitomo Mitsui Financial Group, Inc. 4.494%, 01/15/2032	U.S.$	206	208,155
Svenska Handelsbanken AB 5.00%, 03/02/2028(e)	AUD	200	142,885
Series E 4.625%, 08/23/2032(e)	GBP	161	217,851
Swedbank AB Series G 3.625%, 08/23/2032(e)	EUR	303	361,712
Synchrony Financial 5.935%, 08/02/2030	U.S.$	137	142,173
Toronto-Dominion Bank (The) 5.248%, 07/23/2029(e)	AUD	250	178,553
UBS Group AG 2.875%, 04/02/2032(e)	EUR	125	145,415
7.75%, 03/01/2029(e)		318	411,791
UniCredit SpA 1.982%, 06/03/2027(e)	U.S.$	200	198,912
5.861%, 06/19/2032(e)		275	279,518
Visa, Inc. 2.25%, 05/15/2028	EUR	163	191,732
Wells Fargo & Co. Series E 1.741%, 05/04/2030(e)		336	383,694
Westpac Banking Corp. 4.50%, 10/30/2030(e)	AUD	120	83,958

			18,235,234

Finance – 0.1%
Aviation Capital Group LLC 1.95%, 09/20/2026(e)	U.S.$	215	212,403

Insurance – 0.1%
Athene Global Funding 2.673%, 06/07/2031(b)(e)		17	15,189
5.033%, 07/17/2030(e)		166	167,570
5.38%, 01/07/2030(e)		54	54,920
5.526%, 07/11/2031(e)		248	252,424
Metropolitan Life Global Funding I 4.75%, 05/30/2030(e)	AUD	109	76,328

			566,431

16 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

REITs – 0.5%
Digital Dutch Finco BV 1.00%, 01/15/2032(e)	EUR	100	$103,098
Digital Intrepid Holding BV 0.625%, 07/15/2031(e)		140	143,464
1.375%, 07/18/2032(e)		100	103,709
EPR Properties 4.50%, 06/01/2027	U.S.$	234	234,257
Essential Properties LP 2.95%, 07/15/2031		381	351,313
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030		217	211,825
Highwoods Realty LP 5.35%, 01/15/2033		351	352,404
Regency Centers LP 4.50%, 03/15/2033		107	106,981
Trust 2401 4.869%, 01/15/2030(e)		200	198,005
WEA Finance LLC 2.875%, 01/15/2027(e)		212	209,496

			2,014,552

			21,028,620

Industrial – 3.9%
Basic – 0.2%
Celulosa Arauco y Constitucion SA 6.18%, 05/05/2032(e)		200	204,372
Glencore Capital Finance DAC Series E 3.75%, 02/04/2032(e)	EUR	355	429,577
Nexa Resources SA 6.75%, 04/09/2034(b)(e)	U.S.$	200	216,500
Orbia Advance Corp. SAB de CV 2.875%, 05/11/2031(b)(e)		200	165,880

			1,016,329

Capital Goods – 0.2%
John Deere Financial Ltd. 5.05%, 06/28/2029	AUD	320	228,450
Parker-Hannifin Corp. 2.90%, 03/01/2030	EUR	364	430,528

			658,978

Communications – Media – 0.1%
Meta Platforms, Inc. 5.50%, 11/15/2045	U.S.$	129	127,377
5.625%, 11/15/2055		142	138,994
5.75%, 11/15/2065		162	157,705

			424,076

ABFunds.com	AB All Market Total Return Portfolio 17

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications – Telecommunications – 0.2%
Bell Telephone Co. of Canada or Bell Canada 5.85%, 11/10/2032	CAD	260	$211,813
TELUS Corp. 4.95%, 02/18/2031		18	14,002
Series CAG 5.25%, 11/15/2032		277	218,765
Series CAK 5.75%, 09/08/2033		271	219,990
Verizon Communications, Inc. 2.35%, 03/23/2028(e)	AUD	200	135,468
4.246%, 08/15/2056	EUR	161	190,498
4.50%, 08/17/2027(e)	AUD	80	56,737

			1,047,273

Consumer Cyclical – Automotive – 0.3%
Ford Motor Credit Co. LLC 4.97%, 04/06/2029	U.S.$	355	357,322
General Motors Financial Co., Inc. 2.40%, 04/10/2028		16	15,480
4.90%, 10/06/2029		28	28,629
5.55%, 07/15/2029		53	55,186
General Motors Financial of Canada Ltd. 5.10%, 07/14/2028	CAD	280	214,101
Hyundai Capital America 1.80%, 01/10/2028(e)	U.S.$	374	359,324
Toyota Finance Australia Ltd. 4.65%, 09/17/2029	AUD	230	162,046

			1,192,088

Consumer Cyclical – Entertainment – 0.1%
CPUK Finance Ltd. 5.876%, 08/28/2027(e)	GBP	200	274,703

Consumer Cyclical – Other – 0.1%
Sekisui House US, Inc. 6.00%, 01/15/2043	U.S.$	197	187,849

Consumer Cyclical – Retailers – 0.0%
AutoNation, Inc. 4.45%, 01/15/2029		90	90,641

Consumer Non-Cyclical – 0.9%
Adventist Health System/West Series 2025 4.742%, 12/01/2030		285	288,491
Altria Group, Inc. 3.125%, 06/15/2031	EUR	227	267,284
5.25%, 08/06/2035	U.S.$	154	157,776

18 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ascension Health Series 2025 4.294%, 11/15/2030	U.S.$	127	$128,349
BAT International Finance PLC Series E 4.125%, 04/12/2032(e)	EUR	293	358,330
BMS Ireland Capital Funding DAC 3.363%, 11/10/2033		120	142,501
CommonSpirit Health 4.352%, 09/01/2030	U.S.$	81	81,347
5.318%, 12/01/2034		337	348,084
CVS Health Corp. 1.75%, 08/21/2030		164	147,380
General Mills, Inc. 3.60%, 04/17/2032	EUR	202	241,905
Imperial Brands Finance PLC Series E 3.875%, 02/12/2034(e)		371	438,637
Loblaw Cos. Ltd. 6.54%, 02/17/2033(e)	CAD	165	139,646
Molson Coors Beverage Co. 3.80%, 06/15/2032	EUR	305	368,580
Philip Morris International, Inc. 0.80%, 08/01/2031		350	365,943
Saputo, Inc. 3.879%, 07/02/2030	CAD	118	88,211
Sysco Corp. 4.40%, 07/25/2031	U.S.$	197	197,711
Woolworths Group Ltd. 5.762%, 04/18/2031(e)	AUD	400	290,940

			4,051,115

Energy – 1.1%
BP Capital Markets PLC 3.625%, 03/22/2029(e)(i)	EUR	214	253,527
4.751%, 08/28/2029(e)	AUD	250	177,240
Cenovus Energy, Inc. 4.65%, 03/20/2031	U.S.$	106	107,294
5.40%, 03/20/2036		109	110,928
Continental Resources, Inc./OK 2.875%, 04/01/2032(e)		176	156,758
5.75%, 01/15/2031(e)		198	205,284
Devon Energy Corp. 7.95%, 04/15/2032		139	163,714
Enbridge, Inc. 6.10%, 11/09/2032	CAD	171	141,111
Eni SpA Series E 4.25%, 05/19/2033(e)	EUR	100	125,038

ABFunds.com	AB All Market Total Return Portfolio 19

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EOG Resources, Inc. 4.40%, 01/15/2031	U.S.$	191	$193,260
EQT Corp. 7.50%, 06/01/2030		317	351,823
MPLX LP 5.30%, 04/01/2036		235	236,988
ONEOK Partners LP 6.65%, 10/01/2036		314	348,958
Ovintiv, Inc. 7.20%, 11/01/2031		52	58,268
7.375%, 11/01/2031		321	362,358
Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036		210	215,483
Targa Resources Corp. 4.35%, 04/15/2031		86	85,995
4.90%, 09/15/2030		68	69,782
5.65%, 02/15/2036		67	69,685
TotalEnergies SE Series NC7 1.625%, 10/25/2027(e)(i)	EUR	334	384,437
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(e)	U.S.$	300	304,800
Var Energi ASA 5.875%, 05/22/2030(e)		200	210,008
7.50%, 01/15/2028(e)		245	258,767
Wintershall Dea Finance BV 1.823%, 09/25/2031(e)	EUR	300	319,096

			4,910,602

Services – 0.2%
Alibaba Group Holding Ltd. 2.80%, 11/28/2029(e)	CNH	2,500	373,984
Booking Holdings, Inc. 3.625%, 11/07/2035	EUR	179	209,635
Global Payments, Inc. 4.50%, 11/15/2028	U.S.$	120	120,414
4.875%, 11/15/2030		170	169,777

			873,810

Technology – 0.3%
Alphabet, Inc. 4.625%, 11/13/2032	GBP	146	198,500
5.65%, 02/15/2056	U.S.$	234	239,296
5.70%, 11/15/2075		142	141,912
Honeywell International, Inc. 3.75%, 05/17/2032	EUR	345	417,444
Oracle Corp. 5.375%, 09/27/2054	U.S.$	19	15,324
5.70%, 02/04/2036		355	355,117

20 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.95%, 09/26/2055	U.S.$	49	$43,087

			1,410,680

Transportation – Airlines – 0.1%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(e)		41	41,657
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(e)		248	249,633
Southwest Airlines Co. 4.375%, 11/15/2028		102	102,748

			394,038

Transportation – Services – 0.1%
FedEx Corp. 3.50%, 07/30/2032	EUR	136	161,970
Heathrow Funding Ltd. 6.45%, 12/10/2033(e)	GBP	192	279,682
Series E 3.875%, 01/16/2038(e)	EUR	100	118,419

			560,071

			17,092,253

Utility – 0.8%
Electric – 0.5%
CenterPoint Energy Houston Electric LLC Series AQ 4.95%, 08/15/2035	U.S.$	168	170,676
Series AR 4.85%, 04/01/2036		218	218,780
E.ON International Finance BV Series E 6.25%, 06/03/2030(e)	GBP	101	146,338
EDP Servicios Financieros Espana SA Series E 3.50%, 07/21/2031(e)	EUR	299	360,866
Electricite de France SA Series MPLE 5.993%, 05/23/2030(e)	CAD	262	209,113
Enel Finance International NV 4.125%, 09/30/2028(e)	U.S.$	206	206,435
Eversource Energy Series A 6.10%, 08/15/2056		39	39,185
Series B 6.35%, 08/15/2056		32	32,202
Iberdrola International BV Series NC9 1.825%, 08/09/2029(e)(i)	EUR	100	111,246
NextEra Energy Capital Holdings, Inc. 3.996%, 05/15/2056		123	145,023

ABFunds.com	AB All Market Total Return Portfolio 21

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Niagara Mohawk Power Corp. 4.647%, 10/03/2030(e)	U.S.$	209	$212,359
5.29%, 01/17/2034(e)		205	210,886

			2,063,109

Natural Gas – 0.1%
Cadent Finance PLC Series E 3.75%, 04/16/2033(e)	EUR	203	244,475
Grupo Energia Bogota SA ESP 7.85%, 11/09/2033(e)	U.S.$	200	227,000
Naturgy Finance Iberia SA Series E 3.25%, 10/02/2030(e)	EUR	200	238,988

			710,463

Other Utility – 0.2%
Anglian Water Services Financing PLC Series G 5.875%, 06/20/2031(e)	GBP	150	210,694
Suez SACA Series E 4.50%, 11/13/2033(e)	EUR	200	250,086
4.625%, 11/03/2028(e)		100	123,538
Veolia Environnement SA Series E 1.625%, 09/21/2032(e)		200	212,669

			796,987

			3,570,559

Total Corporates – Investment Grade (cost $39,949,480)			41,691,432

MORTGAGE PASS-THROUGHS – 4.4%
Agency Fixed Rate 30-Year – 4.4%
Government National Mortgage Association Series 2026 2.50%, 03/01/2056, TBA	U.S.$	1,675	1,477,752
3.00%, 03/01/2056, TBA		1,919	1,759,686
4.00%, 03/01/2056, TBA		1,869	1,797,671
4.50%, 03/01/2056, TBA		1,521	1,502,943
5.00%, 03/01/2056, TBA		3,515	3,527,357
5.50%, 03/01/2056, TBA		4,420	4,476,694
Uniform Mortgage-Backed Security Series 2026 2.00%, 03/01/2056, TBA		1,398	1,157,773
2.50%, 03/01/2056, TBA		1,643	1,422,800
6.00%, 03/01/2056, TBA		1,355	1,389,716

22 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.50%, 03/01/2056, TBA	U.S.$	364	$378,006

Total Mortgage Pass-Throughs (cost $18,742,907)			18,890,398

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.4%
Risk Share Floating Rate – 0.6%
Connecticut Avenue Securities Series 2025-R01, Class 1M1 4.767% (CME Term SOFR + 1.10%), 01/25/2045(e)(j)		68	68,153
Connecticut Avenue Securities Trust Series 2022-R08, Class 1M2 7.267% (CME Term SOFR + 3.60%), 07/25/2042(e)(j)		400	412,951
Series 2023-R01, Class 1M1 6.067% (CME Term SOFR + 2.40%), 12/25/2042(e)(j)		278	285,435
Series 2025-R02, Class 1A1 4.697% (CME Term SOFR + 1.00%), 02/25/2045(e)(j)		101	101,588
Series 2025-R03, Class 2A1 5.117% (CME Term SOFR + 1.45%), 03/25/2045(e)(j)		187	187,741
Series 2025-R04, Class 1A1 4.667% (CME Term SOFR + 1.00%), 05/25/2045(e)(j)		61	61,546
Series 2025-R04, Class 1M1 4.867% (CME Term SOFR + 1.20%), 05/25/2045(e)(j)		88	88,292
Series 2025-R06, Class 1A1 4.567% (CME Term SOFR + 0.90%), 09/25/2045(e)(j)		137	137,454
Series 2025-R06, Class 1M1 4.617% (CME Term SOFR + 0.95%), 09/25/2045(e)(j)		170	170,638
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA6, Class M2 5.167% (CME Term SOFR + 1.50%), 10/25/2041(e)(j)		167	167,051
Series 2021-DNA7, Class M2 5.467% (CME Term SOFR + 1.80%), 11/25/2041(e)(j)		400	401,752
Series 2022-DNA2, Class M1A 4.967% (CME Term SOFR + 1.30%), 02/25/2042(e)(j)		105	105,395

ABFunds.com	AB All Market Total Return Portfolio 23

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2022-DNA6, Class M1A 5.817% (CME Term SOFR + 2.15%), 09/25/2042(e)(j)	U.S.$	61	$61,342
Series 2023-DNA2, Class M1B 6.918% (CME Term SOFR + 3.25%), 04/25/2043(e)(j)		250	260,257
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA1 Series 2025-DNA1, Class A1 4.617% (CME Term SOFR + 0.95%), 01/25/2045(e)(j)		55	55,463
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2 Series 2025-DNA2, Class A1 4.767% (CME Term SOFR + 1.10%), 05/25/2045(e)(j)		44	43,593

			2,608,651

Non-Agency Fixed Rate – 0.6%
Angel Oak Mortgage Trust Series 2025-4, Class A1 5.855%, 04/25/2070(e)		91	92,539
Series 2025-6, Class A1 5.515%, 04/25/2070(e)		135	136,503
COLT Mortgage Loan Trust Series 2025-5, Class A1 5.536%, 05/25/2070(e)		92	92,967
Cross Mortgage Trust Series 2025-H4, Class A1 5.596%, 06/25/2070(e)		142	144,017
GCAT Trust Series 2025-NQM2, Class A1 5.604%, 04/25/2070(e)		106	107,305
JP Morgan Mortgage Trust Series 2025-CES7, Class A1A 5.055%, 04/25/2056(e)		275	276,013
OBX Trust Series 2025-NQM7, Class A1 5.56%, 05/25/2055(e)		282	285,509
Series 2025-NQM10, Class A1 5.453%, 05/25/2065(e)		225	227,740
Series 2025-NQM8, Class A1 5.472%, 03/25/2065(e)		94	94,782
RCKT Mortgage Trust Series 2025-CES12, Class A1A 5.027%, 11/25/2055(e)		289	290,512
Series 2026-CES2, Class A1A 4.762%, 02/01/2056(e)		300	300,270

24 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Towd Point Mortgage Trust Series 2026-CES2, Class A1A 4.72%, 02/25/2066(e)	U.S.$	280	$281,203
Verus Securitization Trust Series 2025-5, Class A1 5.427%, 06/25/2070(e)		115	116,375

			2,445,735

Non-Agency Floating Rate – 0.2%
Angel Oak Mortgage Trust Series 2025-10, Class A1 4.96%, 09/25/2070(e)		263	264,128
BRAVO Residential Funding Trust Series 2025-NQM5, Class A1 5.496%, 02/25/2065(e)		118	119,643
Series 2025-NQM7, Class A1 5.459%, 07/25/2065(e)		133	134,336
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3, Class A1 5.53%, 05/25/2070(e)		106	107,388
Santander Mortgage Asset Receivable Trust Series 2026-NQM2, Class A1 4.704%, 01/25/2066(e)		199	199,642
Verus Securitization Trust Series 2025-9, Class A1 4.935%, 10/27/2070(e)		96	96,101

			921,238

Total Collateralized Mortgage Obligations (cost $5,969,722)			5,975,624

COLLATERALIZED LOAN OBLIGATIONS – 1.2%
CLO – Floating Rate – 1.2%
AGL CLO 44 Ltd. Series 2025-44A, Class A 4.981% (CME Term SOFR 3 Month + 1.15%), 10/22/2037(e)(j)		275	275,345
Apidos CLO XXXII Series 2019-32A, Class A1R 4.768% (CME Term SOFR 3 Month + 1.10%), 01/20/2033(e)(j)		379	379,420
Chenango Park CLO Ltd. Series 2018-1A, Class BR 5.472% (CME Term SOFR 3 Month + 1.80%), 04/15/2030(e)(j)		250	250,329
Clover CLO LLC Series 2021-3A, Class BR 5.118% (CME Term SOFR 3 Month + 1.45%), 01/25/2035(e)(j)		256	255,818

ABFunds.com	AB All Market Total Return Portfolio 25

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Dryden 113 CLO Ltd. Series 2022-113A, Class AR3 4.762% (CME Term SOFR 3 Month + 1.09%), 10/15/2037(e)(j)	U.S.$	255	$255,427
Galaxy 36 CLO Ltd. Series 2025-36A, Class A1 5.008% (CME Term SOFR 3 Month + 1.23%), 10/15/2038(e)(j)		150	150,300
Hartwick Park CLO Ltd. Series 2023-1A, Class AR 4.828% (CME Term SOFR 3 Month + 1.16%), 01/20/2037(e)(j)		425	425,548
Invesco US CLO Ltd. Series 2025-2A, Class B 5.372% (CME Term SOFR 3 Month + 1.70%), 07/15/2038(e)(j)		500	503,425
Juniper Valley Park CLO Ltd. Series 2023-1A, Class ARR 4.748% (CME Term SOFR 3 Month + 1.08%), 07/20/2036(e)(j)		250	250,167
Magnetite XIX Ltd. Series 2017-19A, Class B1RR 5.118% (CME Term SOFR 3 Month + 1.45%), 04/17/2034(e)(j)		250	250,388
OCP CLO Ltd. Series 2021-23A, Class B1R2 5.118% (CME Term SOFR 3 Month + 1.45%), 01/17/2039(e)(j)		250	250,147
Pikes Peak CLO 6 Series 2020-6A, Class ARR 4.595% (CME Term SOFR 3 Month + 0.94%), 05/18/2034(e)(j)		250	249,838
Regatta XX Funding Ltd. Series 2021-2A, Class AR 4.852% (CME Term SOFR 3 Month + 1.18%), 01/15/2038(e)(j)		300	300,299
Signal Peak CLO 11 Ltd. Series 2024-11A, Class A1 5.118% (CME Term SOFR 3 Month + 1.45%), 07/18/2037(e)(j)		500	500,000
Trinitas CLO XXXV Ltd. Series 2026-35A, Class A1 4.89% (CME Term SOFR 3 Month + 1.22%), 01/22/2039(e)(j)		250	250,046
Voya CLO Ltd. Series 2013-2A, Class A1R 4.90% (CME Term SOFR 3 Month + 1.23%), 04/25/2031(e)(j)		8	7,927

26 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2018-2A, Class A2 5.184% (CME Term SOFR 3 Month + 1.51%), 07/15/2031(e)(j)	U.S.$	500	$500,152
Series 2025-5A, Class B 5.216% (CME Term SOFR 3 Month + 1.55%), 01/15/2039(e)(j)		310	310,141

Total Collateralized Loan Obligations (cost $5,359,894)			5,364,717

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.2%
Non-Agency Floating Rate CMBS – 0.7%
ALA Trust Series 2025-OANA, Class A 5.403% (CME Term SOFR 1 Month + 1.74%), 06/15/2040(e)(j)		222	222,847
BAMLL Trust Series 2025-ASHF, Class A 5.51% (CME Term SOFR 1 Month + 1.85%), 02/15/2042(e)(j)		437	437,054
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A 5.51% (CME Term SOFR 1 Month + 1.85%), 08/15/2042(e)(j)		202	203,264
BOCA Commercial Mortgage Trust Series 2025-BOCA, Class A 5.26% (CME Term SOFR 1 Month + 1.60%), 12/15/2042(e)(j)		240	240,975
BX Commercial Mortgage Trust Series 2019-IMC, Class A 4.706% (CME Term SOFR 1 Month + 1.05%), 04/15/2034(e)(j)		190	189,128
Series 2024-AIR2, Class A 5.152% (CME Term SOFR 1 Month + 1.49%), 10/15/2041(e)(j)		148	147,760
BX Trust Series 2025-GW, Class A 5.26% (CME Term SOFR 1 Month + 1.60%), 07/15/2042(e)(j)		127	127,159
Series 2025-VOLT, Class A 5.36% (CME Term SOFR 1 Month + 1.70%), 12/15/2044(e)(j)		140	140,131
Extended Stay America Trust Series 2025-ESH, Class A 4.96% (CME Term SOFR 1 Month + 1.30%), 10/15/2042(e)(j)		210	210,262

ABFunds.com	AB All Market Total Return Portfolio 27

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Hawaii Hotel Trust Series 2025-MAUI, Class A 5.053% (CME Term SOFR 1 Month + 1.39%), 03/15/2042(e)(j)	U.S.$	207	$207,129
HLTN Commercial Mortgage Trust Series 2024-DPLO, Class A 5.301% (CME Term SOFR 1 Month + 1.64%), 06/15/2041(e)(j)		304	303,666
KIND Trust Series 2021-KIND, Class A 4.73% (CME Term SOFR 1 Month + 1.06%), 08/15/2038(e)(j)		99	98,800
ORL Trust Series 2024-GLKS, Class A 5.152% (CME Term SOFR 1 Month + 1.49%), 12/15/2039(e)(j)		261	260,488
SWCH Commercial Mortgage Trust Series 2025-DATA, Class A 5.103% (CME Term SOFR 1 Month + 1.44%), 02/15/2042(e)(j)		387	383,534

			3,172,197

Non-Agency Fixed Rate CMBS – 0.4%
BX Commercial Mortgage Trust Series 2024-BIO2, Class A 5.413%, 08/13/2041(e)		281	285,205
Fashion Show Mall LLC Series 2024-SHOW, Class A 5.274%, 10/10/2041(e)		300	306,879
GFH Mortgage Trust Series 2025-IND, Class A 5.148%, 06/15/2033(e)		170	171,714
MAD Commercial Mortgage Trust Series 2025-11MD, Class A 4.912%, 10/15/2042(e)		210	213,141
TORY Commercial Mortgage Trust Series 2026-HGTS, Class A 4.912%, 01/13/2046(e)		350	351,353
WB Commercial Mortgage Trust Series 2024-HQ, Class A 6.134%, 03/15/2040(e)		192	191,947

			1,520,239

Non-Agency Fixed Rate – 0.1%
Ellington Financial Mortgage Trust Series 2026-CES1, Class A1A 4.914%, 12/25/2060(e)		288	289,081

Total Commercial Mortgage-Backed Securities (cost $4,958,738)			4,981,517

28 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 1.0%
Other ABS – Fixed Rate – 0.7%
Accelerated LLC Series 2024-1A, Class A 4.68%, 08/22/2044(e)	U.S.$	262	$263,939
Affirm Asset Securitization Trust Series 2024-B, Class A 4.62%, 09/15/2029(e)		109	109,285
APL Finance DAC Series 2025-1A, Class A 4.81%, 03/20/2036(e)		341	343,184
BHG Securitization Trust Series 2025-1CON, Class A 4.82%, 04/17/2036(e)		118	119,501
CCG Receivables Trust Series 2024-1, Class A2 4.99%, 03/15/2032(e)		202	204,154
Clarus Capital Funding LLC Series 2024-1A, Class A2 4.71%, 08/20/2032(e)		76	76,050
Series 2024-1A, Class B 4.79%, 08/20/2032(e)		140	140,773
Crossroads Asset Trust Series 2024-A, Class A2 5.90%, 08/20/2030(e)		113	114,284
Dext ABS LLC Series 2025-2, Class B 4.66%, 04/15/2036(e)		140	140,736
DLLMT LLC Series 2024-1A, Class A2 5.08%, 02/22/2027(e)		64	63,977
Lendmark Funding Trust Series 2024-2A, Class B 4.86%, 02/21/2034(e)		106	106,656
M&T Equipment Notes Series 2024-1A, Class A2 4.99%, 08/18/2031(e)		72	71,688
MVW LLC Series 2025-1A, Class A 4.97%, 09/22/2042(e)		91	92,327
NMEF Funding LLC Series 2024-A, Class A2 5.15%, 12/15/2031(e)		147	147,647
PEAC Solutions Receivables LLC Series 2025-1A, Class A2 4.94%, 10/20/2028(e)		39	39,041
Series 2025-1A, Class B 5.20%, 07/20/2032(e)		72	73,642

ABFunds.com	AB All Market Total Return Portfolio 29

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

PK Alift Loan Funding 8 LP Series 2026-1, Class A 4.614%, 09/15/2043(c)(d)(e)	U.S.$	430	$429,997
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A 5.14%, 06/20/2041(e)		69	70,370
Sotheby’s Artfi Master Trust Series 2026-1A, Class A1 4.80%, 06/20/2033(e)		285	286,686
Series 2026-1A, Class B 4.90%, 06/20/2033(e)		140	140,593

			3,034,530

Autos – Fixed Rate – 0.3%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.681%, 05/17/2032(e)		115	116,768
Hertz Vehicle Financing III LLC Series 2025-1A, Class A 4.91%, 09/25/2029(e)		205	208,716
PenFed Auto Receivables Owner Trust Series 2024-A, Class A3 4.70%, 06/15/2029(e)		153	154,136
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class B 4.74%, 04/20/2029(e)		140	141,514
Tesla Auto Lease Trust Series 2024-B, Class B 5.11%, 08/21/2028(e)		203	204,649
Wheels Fleet Lease Funding 1 LLC Series 2024-2A, Class A1 4.87%, 06/21/2039(e)		175	176,776

			1,002,559

Other ABS – Floating Rate – 0.0%
Capital Street Master Trust Series 2024-1, Class A 5.008% (CME Term SOFR + 1.35%), 10/16/2028(e)(j)		100	99,581

Total Asset-Backed Securities (cost $4,106,120)			4,136,670

COVERED BONDS – 0.6%
Australia – 0.1%
Westpac Banking Corp. Series E 3.106%, 11/23/2027(e)	EUR	510	611,613

30 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

France – 0.5%
BPCE SFH SA Series E 0.01%, 01/29/2029(e)	EUR	700	$772,878
Caisse de Refinancement de l’Habitat SA Series E 2.75%, 09/06/2030(e)		200	238,293
Cie de Financement Foncier SA 2.625%, 03/05/2030(e)		300	355,969
Credit Agricole Home Loan SFH SA Series E 0.875%, 08/31/2027(e)		700	810,834

			2,177,974

Total Covered Bonds (cost $2,549,372)			2,789,587

GOVERNMENTS – SOVEREIGN BONDS – 0.5%
Chile – 0.2%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(e)	U.S.$	277	290,680
Chile Government International Bond 3.75%, 01/14/2032	EUR	181	220,018
4.125%, 07/05/2034		200	246,955

			757,653

Indonesia – 0.1%
Indonesia Government International Bond 4.10%, 03/04/2034		430	511,013

Mexico – 0.1%
Mexico Government International Bond 5.375%, 03/22/2033	U.S.$	285	286,026

Saudi Arabia – 0.1%
Saudi Government International Bond 3.375%, 03/05/2032(e)	EUR	222	264,939
5.125%, 01/13/2028(e)	U.S.$	307	312,756

			577,695

Total Governments – Sovereign Bonds (cost $2,015,683)			2,132,387

GOVERNMENTS – SOVEREIGN AGENCIES – 0.5%
Canada – 0.2%
Canada Housing Trust No. 1 3.55%, 09/15/2032(e)	CAD	930	703,417

ABFunds.com	AB All Market Total Return Portfolio 31

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.25%, 03/15/2034(e)	CAD	370	$291,257

			994,674

France – 0.2%
SNCF Reseau Series E 3.125%, 10/25/2028(e)	EUR	700	840,627

Netherlands – 0.1%
BNG Bank NV 3.50%, 07/19/2027	AUD	294	206,187

Total Governments – Sovereign Agencies (cost $1,896,654)			2,041,488

SUPRANATIONALS – 0.3%
European Union Series UFA 3.375%, 10/05/2054(e)	EUR	830	899,860
4.00%, 04/04/2044(e)		353	440,067

Total Supranationals (cost $1,285,314)			1,339,927

INFLATION-LINKED SECURITIES – 0.3%
United States – 0.3%
U.S. Treasury Inflation Index 1.875%, 07/15/2035 (TIPS) (cost $1,156,703)	U.S.$	1,155	1,179,038

LOCAL GOVERNMENTS – REGIONAL BONDS – 0.2%
Japan – 0.2%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(e)	EUR	668	773,325
2.375%, 09/08/2027(e)		100	118,316

Total Local Governments – Regional Bonds (cost $809,772)			891,641

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Chile – 0.0%
Corp. Nacional del Cobre de Chile 5.625%, 09/21/2035(e)	U.S.$	200	208,710

32 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Hungary – 0.1%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(e)	U.S.$	255	$262,331

Saudi Arabia – 0.1%
Gaci First Investment Co. Series E 3.375%, 10/14/2032(e)	EUR	200	234,470

Total Quasi-Sovereigns (cost $684,324)			705,511

LOCAL GOVERNMENTS – US MUNICIPAL BONDS – 0.1%
United States – 0.1%
State of California (State of California) Series 2010 7.60%, 11/01/2040 (cost $554,426)	U.S.$	465	581,034

EMERGING MARKETS – SOVEREIGNS – 0.1%
Mexico – 0.1%
Eagle Funding Luxco SARL 5.50%, 08/17/2030(e) (cost $415,052)		416	424,320

CORPORATES – NON-INVESTMENT GRADE – 0.1%
Financial Institutions – 0.1%
Finance – 0.1%
Curo SPV LLC 13.00%, 08/21/2027(c)(d)		266	253,591

Utility – 0.0%
Electric – 0.0%
NextEra Energy Capital Holdings, Inc. 3.624%, 02/10/2034	EUR	107	128,385

Industrial – 0.0%
Basic – 0.0%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(a)(c)(d)(k)(l)	U.S.$	146	– 0	–

Communications – Media – 0.0%
National CineMedia, Inc. 5.75%, 08/15/2026(a)(c)(d)(g)		33	– 0	–

ABFunds.com	AB All Market Total Return Portfolio 33

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical – Automotive – 0.0%
Exide Technologies 11.00%, 10/31/2024(a)(c)(d)(g)(k)(l)	U.S.$	83	$	– 0	–

Services – 0.0%
Monitronics International, Inc. 9.125%, 04/01/2020(a)(c)(d)(g)(k)		120		– 0	–

				– 0	–

Total Corporates – Non-Investment Grade (cost $408,277)				381,976

EMERGING MARKETS – CORPORATE BONDS – 0.1%
Industrial – 0.1%
Basic – 0.1%
Alpek SAB de CV 4.25%, 09/18/2029(e)		220		196,037

Consumer Cyclical – Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(a)(c)(d)(k)(l)		40		– 0	–
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(a)(c)(d)(k)(l)		28		– 0	–

				– 0	–

Energy – 0.0%
Raizen Fuels Finance SA 6.45%, 03/05/2034(e)		200		88,000
6.70%, 02/25/2037(e)		200		88,500

				176,500

Total Emerging Markets – Corporate Bonds (cost $676,331)				372,537

LOCAL GOVERNMENTS – PROVINCIAL BONDS – 0.0%
Canada – 0.0%
Province of Quebec Canada 4.40%, 12/01/2055 (cost $174,666)	CAD	245		176,409

		Shares
PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Auto Components – 0.0%
Energy Technology 0.00%(a)(c)(d)(l) (cost $87,984)		117		143,325

34 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

RIGHTS – 0.0%
Consumer Staples – 0.0%
Consumer Staples Distribution & Retail – 0.0%
Walgreens Boots Alliance, Inc. (CVR)(a)(c)(d)		35,236	$18,675

Health Care – 0.0%
Biotechnology – 0.0%
Chinook Therapeutics, Inc. (CVR)(a)(c)(d)		30,997	310
Mirati Therapeutics, Inc. (CVR)(a)(c)(d)		25,914	18,140

			18,450

Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a)(c)(d)		3,960	9,999

			28,449

Materials – 0.0%
Paper & Forest Products – 0.0%
Resolute Forest Products, Inc. (CVR)(a)(c)(d)		14,789	21,000

Total Rights (cost $61,854)			68,124

		Principal Amount (000)
EMERGING MARKETS – TREASURIES – 0.0%
Russia – 0.0%
Russian Federal Bond—OFZ Series 6212 7.05%, 01/19/2028(c)(d)(m) (cost $361,825)	RUB	23,770	– 0	–

		Shares
WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(a)(b)(c)(d) (cost $0)		541	– 0	–

		Principal Amount (000)
SHORT-TERM INVESTMENTS – 8.8%
Treasury Bills – 4.8%
Japan – 4.8%
Japan Treasury Discount Bill Series 1352 Zero Coupon, 03/30/2026 (cost $20,784,769)	JPY	3,250,000	20,801,332

ABFunds.com	AB All Market Total Return Portfolio 35

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Investment Companies – 4.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.53%(h)(n)(o) (cost $17,177,113)	17,177,113	$17,177,113

Total Investments Before Security Lending Collateral for Securities Loaned – 100.4% (cost $385,352,727)		433,858,536

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.53%(h)(n)(o) (cost $858,510)	858,510	858,510

Total Investments – 100.6% (cost $386,211,237)		434,717,046
Other assets less liabilities – (0.6)%		(2,404,858)

Net Assets – 100.0%		$432,312,188

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 3 Yr Bond Futures	16	March 2026	$1,195,194	$(1,557)
Australian 10 Yr Bond Futures	46	March 2026	3,619,685	43,745
Canadian 10 Yr Bond Futures	41	June 2026	3,692,269	12,962
Euro Buxl 30 Yr Bond Futures	16	March 2026	2,152,592	73,260
Euro STOXX 50 Index Futures	12	March 2026	872,446	(3,626)
Euro-BOBL Futures	23	March 2026	3,192,187	21,714
Euro-BTP Futures	12	March 2026	1,741,915	34,866
Euro-Bund Futures	23	March 2026	3,539,235	48,388
Euro-Schatz Futures	34	March 2026	4,299,867	3,976
FTSE 100 Index Futures	1	March 2026	146,975	7,290
FTSE KLCI Futures	8	March 2026	174,043	(3,427)
FTSE/JSE Top 40 Futures	44	March 2026	3,319,062	304,677
Gold 100 OZ Futures	13	April 2026	6,822,270	578,466
IFSC Nifty 50 Futures	17	March 2026	859,690	(13,259)
Japan 10 Yr Bond (OSE) Futures	2	March 2026	1,700,765	(8,653)
Long Gilt Futures	61	June 2026	7,701,123	82,891
Mini Japan 10 Yr Government Bond Futures	28	March 2026	2,381,430	(9,089)
MSCI Emerging Markets Index Futures	143	March 2026	11,466,455	1,013,714
OMXS 30 Index Futures	50	March 2026	1,786,881	20,235
S&P 500 E-Mini Futures	292	March 2026	100,579,400	(1,002,784)

36 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index Futures	6	March 2026	$1,734,394	$62,987
SET 50 Futures	102	March 2026	665,256	91,346
SPI 200 Futures	41	March 2026	6,688,977	204,466
TOPIX Index Futures	20	March 2026	5,064,515	133,431
U.S. Long Bond (CBT) Futures	57	June 2026	6,752,719	61,813
U.S. T-Note 2 Yr (CBT) Futures	135	June 2026	28,251,914	47,163
U.S. T-Note 5 Yr (CBT) Futures	442	June 2026	48,682,156	282,723
U.S. T-Note 10 Yr (CBT) Futures	131	June 2026	14,909,438	70,794
U.S. Ultra Bond (CBT) Futures	22	June 2026	2,675,063	24,371
WIG 20 Index Futures	6	March 2026	115,562	9,899

Sold Contracts
Canadian 10 Yr Bond Futures	30	June 2026	2,701,660	(9,285)
Euro-Bund Futures	11	March 2026	1,692,678	(12,077)
FTSE 100 Index Futures	63	March 2026	9,259,412	(400,869)
FTSE China A50 Futures	99	March 2026	1,449,558	30,197
FTSE Taiwan Index Futures	9	March 2026	1,020,690	(35,375)
Hang Seng Index Futures	9	March 2026	1,530,485	20,594
Japan 10 Yr Bond (OSE) Futures	28	March 2026	23,810,713	(104,495)
Long Gilt Futures	11	June 2026	1,388,727	(16,024)
MSCI Singapore ETS Index Futures	106	March 2026	3,867,839	41,865
OMXS 30 Index Futures	9	March 2026	321,639	(8,853)
U.S. 10 Yr Ultra Futures	91	June 2026	10,622,828	(59,607)
U.S. T-Note 10 Yr (CBT) Futures	19	June 2026	2,162,438	(11,504)
WIG 20 Index Futures	100	March 2026	1,926,032	(38,849)

				$1,588,500

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	PEN	480	USD	143	03/13/2026	$(146)
Bank of America NA	USD	1,109	CNH	7,669	03/26/2026	10,888
Bank of America NA	PLN	3,881	USD	1,084	03/27/2026	(2,273)
Bank of America NA	USD	567	HUF	183,856	03/27/2026	8,917
Bank of America NA	JPY	4,223,750	USD	26,902	04/10/2026	(232,776)
Bank of America NA	USD	4,042	JPY	634,616	04/10/2026	34,974
Bank of America NA	USD	1,463	EUR	1,235	04/16/2026	(1,099)
Bank of America NA	USD	5,144	AUD	7,293	04/22/2026	44,360
Barclays Capital, Inc.	BRL	781	USD	152	03/03/2026	(680)
Barclays Capital, Inc.	USD	150	BRL	781	03/03/2026	2,833
Barclays Capital, Inc.	THB	44,826	USD	1,430	03/13/2026	(12,707)
Barclays Capital, Inc.	USD	1,418	COP	5,471,962	03/13/2026	36,692
Barclays Capital, Inc.	PLN	8,813	USD	2,446	03/27/2026	(20,424)
Barclays Capital, Inc.	EUR	1,921	USD	2,302	04/16/2026	27,156
Barclays Capital, Inc.	USD	562	CHF	433	04/16/2026	3,885
Barclays Capital, Inc.	USD	2,628	EUR	2,186	04/16/2026	(39,698)
Barclays Capital, Inc.	CAD	1,051	USD	769	04/17/2026	(2,593)
Barclays Capital, Inc.	NZD	973	USD	589	04/22/2026	3,918
Barclays Capital, Inc.	USD	634	NZD	1,052	04/22/2026	(2,200)

ABFunds.com	AB All Market Total Return Portfolio 37

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
BNP Paribas SA	MXN	83,089	USD	4,584	03/12/2026	$(237,133)
BNP Paribas SA	USD	1,435	JPY	222,189	04/10/2026	(7,668)
Citibank NA	CLP	305,298	USD	353	03/13/2026	2,706
Citibank NA	CLP	312,972	USD	358	03/13/2026	(165)
Citibank NA	JPY	3,250,000	USD	20,954	04/01/2026	90,407
Citibank NA	JPY	283,014	USD	1,817	04/10/2026	(1,632)
Citibank NA	USD	1,691	JPY	261,109	04/10/2026	(13,854)
Citibank NA	EUR	10,819	USD	12,983	04/16/2026	172,598
Citibank NA	CAD	13,511	USD	9,925	04/17/2026	187
Citibank NA	USD	8,248	CAD	11,229	04/17/2026	(155)
Citibank NA	AUD	941	USD	664	04/22/2026	(5,713)
Citibank NA	SEK	27,566	USD	3,099	04/23/2026	37,309
Citibank NA	USD	2,392	TWD	75,482	04/24/2026	17,093
Citibank NA	USD	2,779	INR	252,641	05/13/2026	(17,783)
Citibank NA	EUR	10,247	USD	12,116	05/27/2026	(40,541)
Deutsche Bank AG	BRL	5,462	USD	1,061	03/03/2026	(4,759)
Deutsche Bank AG	USD	1,036	BRL	5,462	03/03/2026	29,273
Deutsche Bank AG	PEN	1,026	USD	306	03/13/2026	462
Deutsche Bank AG	PEN	3,118	USD	926	03/13/2026	(2,743)
Deutsche Bank AG	USD	316	COP	1,197,397	03/13/2026	2,666
Deutsche Bank AG	USD	936	COP	3,434,924	03/13/2026	(22,372)
Deutsche Bank AG	KRW	308,706	USD	215	04/14/2026	729
Deutsche Bank AG	USD	226	KRW	328,306	04/14/2026	1,771
Deutsche Bank AG	EUR	1,749	USD	2,100	04/16/2026	28,838
Deutsche Bank AG	USD	1,277	EUR	1,063	04/16/2026	(18,222)
Deutsche Bank AG	CAD	3,965	USD	2,907	04/17/2026	(5,090)
Deutsche Bank AG	NZD	3,548	USD	2,141	04/22/2026	8,361
Deutsche Bank AG	TWD	37,746	USD	1,191	04/24/2026	(13,457)
Deutsche Bank AG	USD	1,184	TWD	37,484	04/24/2026	12,729
Goldman Sachs Bank USA	BRL	15,635	USD	3,039	03/03/2026	(10,376)
Goldman Sachs Bank USA	USD	3,036	BRL	15,635	03/03/2026	13,622
Goldman Sachs Bank USA	CAD	1,461	USD	1,072	03/12/2026	662
Goldman Sachs Bank USA	MXN	29,401	USD	1,677	03/12/2026	(28,946)
Goldman Sachs Bank USA	USD	1,072	MXN	19,301	03/12/2026	47,990
Goldman Sachs Bank USA	USD	2,202	MXN	37,909	03/12/2026	(2,837)
Goldman Sachs Bank USA	PEN	671	USD	200	03/13/2026	249
Goldman Sachs Bank USA	PEN	647	USD	192	03/13/2026	(666)
Goldman Sachs Bank USA	USD	137	CLP	120,389	03/13/2026	449
Goldman Sachs Bank USA	USD	356	COP	1,307,999	03/13/2026	(8,094)
Goldman Sachs Bank USA	MYR	7,496	USD	1,909	03/18/2026	(18,151)
Goldman Sachs Bank USA	USD	1,200	MYR	4,732	03/18/2026	16,868
Goldman Sachs Bank USA	USD	3,015	BRL	15,635	04/02/2026	12,470
Goldman Sachs Bank USA	KRW	195,106	USD	137	04/14/2026	1,184
Goldman Sachs Bank USA	KRW	548,748	USD	375	04/14/2026	(6,162)
Goldman Sachs Bank USA	EUR	3,841	USD	4,540	04/16/2026	(8,194)
Goldman Sachs Bank USA	USD	915	AUD	1,315	04/22/2026	20,651
Goldman Sachs Bank USA	USD	568	NZD	950	04/22/2026	2,459
Goldman Sachs Bank USA	USD	2,264	NZD	3,765	04/22/2026	(930)
Goldman Sachs Bank USA	IDR	3,946,445	USD	235	04/23/2026	187
Goldman Sachs Bank USA	GBP	13,445	USD	18,179	04/24/2026	56,547
Goldman Sachs Bank USA	USD	2,392	GBP	1,769	04/24/2026	(7,440)
Goldman Sachs Bank USA	INR	26,386	USD	289	05/13/2026	1,138

38 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC Bank USA	BRL	9,392	USD	1,824	03/03/2026	$(8,183)
HSBC Bank USA	USD	1,794	BRL	9,392	03/03/2026	37,909
HSBC Bank USA	CLP	1,005,120	USD	1,156	03/13/2026	4,636
HSBC Bank USA	CLP	2,213,980	USD	2,456	03/13/2026	(80,496)
HSBC Bank USA	USD	714	CLP	618,280	03/13/2026	(5,191)
HSBC Bank USA	USD	222	COP	824,261	03/13/2026	(3,146)
HSBC Bank USA	USD	876	PEN	2,954	03/13/2026	4,446
HSBC Bank USA	HUF	371,628	USD	1,126	03/27/2026	(37,227)
HSBC Bank USA	USD	2,449	HUF	808,136	03/27/2026	80,953
HSBC Bank USA	USD	6,815	JPY	1,054,609	04/10/2026	(39,445)
HSBC Bank USA	KRW	1,867,525	USD	1,293	04/14/2026	(4,728)
HSBC Bank USA	USD	2,400	KRW	3,467,502	04/14/2026	10,873
HSBC Bank USA	USD	3,338	NZD	5,554	04/22/2026	239
HSBC Bank USA	USD	632	NZD	1,048	04/22/2026	(2,571)
HSBC Bank USA	IDR	6,305,402	USD	374	04/23/2026	(1,566)
HSBC Bank USA	USD	500	PHP	29,595	04/23/2026	11,798
HSBC Bank USA	INR	124,475	USD	1,370	05/13/2026	9,771
JPMorgan Chase Bank	USD	658	MXN	11,542	03/12/2026	11,569
JPMorgan Chase Bank	USD	3,781	JPY	587,278	04/10/2026	(7,918)
JPMorgan Chase Bank	EUR	907	USD	1,087	04/16/2026	13,204
Morgan Stanley Capital Services, Inc.	PEN	551	USD	165	03/13/2026	696
Morgan Stanley Capital Services, Inc.	JPY	351,602	USD	2,233	04/10/2026	(26,012)
Morgan Stanley Capital Services, Inc.	USD	150	KRW	216,773	04/14/2026	781
Morgan Stanley Capital Services, Inc.	CHF	4,499	USD	5,921	04/16/2026	41,816
Morgan Stanley Capital Services, Inc.	EUR	4,691	USD	5,621	04/16/2026	66,895
Morgan Stanley Capital Services, Inc.	AUD	14,424	USD	10,074	04/22/2026	(187,525)
Morgan Stanley Capital Services, Inc.	NOK	26,310	USD	2,754	04/23/2026	(12,076)
Morgan Stanley Capital Services, Inc.	INR	37,735	USD	414	05/13/2026	1,841
Standard Chartered Bank	EUR	9,269	USD	10,989	04/22/2026	10,307
Standard Chartered Bank	IDR	15,789,936	USD	932	04/23/2026	(7,736)
Standard Chartered Bank	GBP	2,441	USD	3,299	04/24/2026	8,565
State Street Bank & Trust Co.	ILS	488	USD	153	03/12/2026	(3,247)
State Street Bank & Trust Co.	MXN	2,405	USD	140	03/12/2026	556
State Street Bank & Trust Co.	MXN	33,421	USD	1,861	03/12/2026	(77,731)
State Street Bank & Trust Co.	USD	255	MXN	4,442	03/12/2026	2,626
State Street Bank & Trust Co.	THB	96,706	USD	3,078	03/13/2026	(35,583)
State Street Bank & Trust Co.	USD	190	THB	5,929	03/13/2026	765

ABFunds.com	AB All Market Total Return Portfolio 39

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	246	THB	7,596	03/13/2026	$(1,171)
State Street Bank & Trust Co.	CNH	2,111	USD	304	03/26/2026	(4,268)
State Street Bank & Trust Co.	HUF	96,401	USD	302	03/27/2026	(66)
State Street Bank & Trust Co.	PLN	6,599	USD	1,852	03/27/2026	5,008
State Street Bank & Trust Co.	PLN	677	USD	188	03/27/2026	(1,762)
State Street Bank & Trust Co.	USD	402	CZK	8,260	03/27/2026	1,026
State Street Bank & Trust Co.	USD	476	CZK	9,706	03/27/2026	(2,219)
State Street Bank & Trust Co.	USD	500	HUF	161,123	03/27/2026	4,755
State Street Bank & Trust Co.	JPY	196,191	USD	1,278	04/10/2026	17,381
State Street Bank & Trust Co.	JPY	124,106	USD	791	04/10/2026	(6,049)
State Street Bank & Trust Co.	USD	864	JPY	135,940	04/10/2026	9,142
State Street Bank & Trust Co.	USD	706	JPY	108,568	04/10/2026	(8,418)
State Street Bank & Trust Co.	CHF	243	USD	320	04/16/2026	2,078
State Street Bank & Trust Co.	EUR	809	USD	964	04/16/2026	5,672
State Street Bank & Trust Co.	EUR	600	USD	708	04/16/2026	(2,430)
State Street Bank & Trust Co.	USD	171	CHF	132	04/16/2026	1,213
State Street Bank & Trust Co.	USD	294	CHF	224	04/16/2026	(1,394)
State Street Bank & Trust Co.	USD	1,479	EUR	1,249	04/16/2026	761
State Street Bank & Trust Co.	USD	1,982	EUR	1,668	04/16/2026	(6,812)
State Street Bank & Trust Co.	CAD	559	USD	411	04/17/2026	774
State Street Bank & Trust Co.	CAD	943	USD	691	04/17/2026	(1,581)
State Street Bank & Trust Co.	USD	952	CAD	1,298	04/17/2026	947
State Street Bank & Trust Co.	USD	102	CAD	139	04/17/2026	(285)
State Street Bank & Trust Co.	AUD	1,689	USD	1,183	04/22/2026	(18,659)
State Street Bank & Trust Co.	USD	328	AUD	470	04/22/2026	6,506
State Street Bank & Trust Co.	USD	394	NZD	656	04/22/2026	567

40 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	NOK	1,758	USD	184	04/23/2026	$(1,097)
State Street Bank & Trust Co.	USD	517	SEK	4,670	04/23/2026	1,751
State Street Bank & Trust Co.	USD	589	SEK	5,279	04/23/2026	(2,789)
State Street Bank & Trust Co.	GBP	295	USD	399	04/24/2026	481
State Street Bank & Trust Co.	GBP	68	USD	92	04/24/2026	(121)
State Street Bank & Trust Co.	SGD	767	USD	607	04/24/2026	(1,401)
State Street Bank & Trust Co.	USD	143	GBP	106	04/24/2026	(378)
State Street Bank & Trust Co.	ZAR	8,514	USD	531	04/24/2026	(1,247)
UBS	USD	4,466	JPY	679,787	04/10/2026	(98,557)
UBS	IDR	34,299,377	USD	2,031	04/23/2026	(9,749)

						$(376,977)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	5.00%	Quarterly	3.32%	USD	3,901	$301,997	$272,974	$29,023

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
NZD	1,904	03/18/2035	3 Month BKBM	4.153%	Quarterly/ Semi-Annual	$40,098	$	– 0	–	$40,098
NZD	966	03/18/2035	3 Month BKBM	4.155%	Quarterly/ Semi-Annual	20,463		– 0	–	20,463
NZD	416	04/22/2035	4.050%	3 Month BKBM	Semi-Annual/ Quarterly	(6,180)		(9,842)		3,662
NZD	416	04/22/2035	3 Month BKBM	4.050%	Quarterly/ Semi-Annual	6,183		– 0	–	6,183
NOK	2,474	06/10/2035	4.058%	6 Month NIBOR	Annual/ Semi-Annual	(2,505)		– 0	–	(2,505)

ABFunds.com	AB All Market Total Return Portfolio 41

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
NZD	378	07/18/2035	4.134%	3 Month BKBM	Semi-Annual/ Quarterly	$(4,723)	$(3,429)		$(1,294)
NZD	378	07/18/2035	3 Month BKBM	4.134%	Quarterly/ Semi-Annual	4,718	– 0	–	4,718
NZD	459	07/22/2035	4.103%	3 Month BKBM	Semi-Annual/ Quarterly	(5,003)	(3,494)		(1,509)
NZD	459	07/22/2035	3 Month BKBM	4.103%	Quarterly/ Semi-Annual	5,004	– 0	–	5,004
NZD	480	07/25/2035	4.060%	3 Month BKBM	Semi-Annual/ Quarterly	(4,177)	(2,728)		(1,449)
NZD	480	07/25/2035	3 Month BKBM	4.060%	Quarterly/ Semi-Annual	4,192	262		3,930
SEK	3,990	08/21/2035	3 Month STIBOR	2.652%	Quarterly/ Annual	6,696	248		6,448
SEK	3,880	08/29/2035	3 Month STIBOR	2.693%	Quarterly/ Annual	8,022	– 0	–	8,022
SEK	1,214	09/04/2035	3 Month STIBOR	2.702%	Quarterly/ Annual	1,922	– 0	–	1,922
SEK	1,774	09/08/2035	3 Month STIBOR	2.654%	Quarterly/ Annual	1,941	– 0	–	1,941
SEK	2,076	09/16/2035	3 Month STIBOR	2.621%	Quarterly/ Annual	1,557	104		1,453
NOK	3,211	09/26/2035	4.042%	6 Month NIBOR	Annual/ Semi-Annual	3,910	– 0	–	3,910
NOK	1,423	09/30/2035	4.089%	6 Month NIBOR	Annual/ Semi-Annual	1,151	87		1,064
NOK	2,788	10/01/2035	4.097%	6 Month NIBOR	Annual/ Semi-Annual	2,062	93		1,969
NZD	781	12/04/2035	4.041%	3 Month BKBM	Semi-Annual/ Quarterly	(6,333)	– 0	–	(6,333)
NZD	530	12/05/2035	3 Month BKBM	3.980%	Quarterly/ Semi-Annual	2,605	– 0	–	2,605
NZD	827	12/12/2035	4.194%	3 Month BKBM	Semi-Annual/ Quarterly	(12,895)	– 0	–	(12,895)
NZD	242	12/23/2035	4.125%	3 Month BKBM	Semi-Annual/ Quarterly	(2,822)	341		(3,163)
NZD	1,165	01/29/2036	3 Month BKBM	4.196%	Quarterly/ Semi-Annual	16,361	– 0	–	16,361
NZD	1,125	02/02/2036	3 Month BKBM	4.228%	Quarterly/ Semi-Annual	17,445	1619		15,826
NZD	239	02/02/2036	3 Month BKBM	4.255%	Quarterly/ Semi-Annual	4,029	– 0	–	4,029
NZD	493	02/03/2036	3 Month BKBM	4.206%	Quarterly/ Semi-Annual	7,090	(301)		7,391
NZD	295	02/17/2036	3 Month BKBM	4.116%	Quarterly/ Semi-Annual	2,756	– 0	–	2,756
NZD	218	02/24/2036	3 Month BKBM	4.016%	Quarterly/ Semi-Annual	890	– 0	–	890
NZD	366	03/02/2036	3 Month BKBM	3.968%	Quarterly/ Semi-Annual	501	– 0	–	501

						$114,958	$(17,040)		$131,998

42 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Citibank NA
Bloomberg Commodity Index	0.00%	Maturity	USD	4,891		03/16/2026	$482,590
Goldman Sachs International
Greencore Group PLC	SONIA plus 0.40%	Maturity	GBP	0	***	07/15/2027	– 0	–
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	35		07/15/2026	– 0	–
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	8		07/15/2026	(37)
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	19		07/15/2026	(41)
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	17		07/15/2026	(58)
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	12		07/15/2026	(73)
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	38		07/15/2026	(81)
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	38		07/15/2026	(81)
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	41		07/15/2026	(119)
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	40		07/15/2026	(124)
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	36		07/15/2026	(163)
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	83		07/15/2027	400
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	33		07/15/2027	220
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	33		07/15/2027	214
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	34		07/15/2027	152
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	19		07/15/2027	151
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	19		07/15/2027	122
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	14		07/15/2027	92
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	14		07/15/2027	75
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	10		07/15/2027	73
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	7		07/15/2027	62
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	19		07/15/2027	58
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	0	***	07/15/2027	4

ABFunds.com	AB All Market Total Return Portfolio 43

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Just Group PLC	SONIA plus 0.40%	Maturity	GBP	33		07/15/2027	$(68)
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	6		07/15/2026	1
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	0	***	07/15/2026	– 0	–
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	1		07/15/2026	– 0	–
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	0	***	07/15/2026	– 0	–
JPMorgan Chase Bank NA
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	159		08/12/2026	295
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	38		08/12/2026	– 0	–
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	39		08/12/2026	(27)
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	101		08/12/2026	(641)
Schroders PLC	SONIA plus 0.30%	Maturity	GBP	101		08/12/2026	(756)
Morgan Stanley Capital Services LLC
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	18		10/20/2026	52
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	25		10/20/2026	43
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	25		10/20/2026	40
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	13		10/20/2026	33
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	12		10/20/2026	26
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	8		10/20/2026	21
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	25		10/20/2026	17
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	10		10/20/2026	17
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	6		10/20/2026	12
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	8		10/20/2026	6
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	3		10/20/2026	5
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	7		10/20/2026	5
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	5		10/20/2026	4
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	5		10/20/2026	3
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	4		10/20/2026	3

44 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	25		10/20/2026	$2
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	2		10/20/2026	2
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	4		10/20/2026	2
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	3		10/20/2026	2
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	2		10/20/2026	1
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	0	***	10/20/2026	1
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	1		10/20/2026	1
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	0	***	10/20/2026	– 0	–
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	1		10/20/2026	– 0	–
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	1		10/20/2026	– 0	–
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	0	***	10/20/2026	– 0	–
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	1		10/20/2026	– 0	–
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	11		10/20/2026	(2)
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	2		10/20/2026	(4)
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	32		10/20/2026	(5)
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	4		10/20/2026	(7)
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	8		10/20/2026	(13)
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	23		10/20/2026	(16)
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	25		10/20/2026	(22)
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	21		10/20/2026	(23)
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	9		10/20/2026	(23)
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	14		10/20/2026	(25)
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	16		10/20/2026	(31)
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	25		10/20/2026	(54)
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	28		10/20/2026	(68)
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	49		10/20/2026	(103)

ABFunds.com	AB All Market Total Return Portfolio 45

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Guardian Capital Group Ltd.	CORRA plus 0.40%	Maturity	CAD	55	10/20/2026	$(114)
International Personal Finance PLC	SONIA plus 0.50%	Maturity	GBP	49	10/20/2026	3,463
International Personal Finance PLC	SONIA plus 0.50%	Maturity	GBP	27	10/20/2026	1,727
International Personal Finance PLC	SONIA plus 0.50%	Maturity	GBP	20	10/20/2026	1,286
International Personal Finance PLC	SONIA plus 0.50%	Maturity	GBP	15	10/20/2026	973
International Personal Finance PLC	SONIA plus 0.50%	Maturity	GBP	10	10/20/2026	698
International Personal Finance PLC	SONIA plus 0.50%	Maturity	GBP	8	10/20/2026	483
International Personal Finance PLC	SONIA plus 0.50%	Maturity	GBP	4	10/20/2026	140
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	214	10/20/2026	178
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	154	10/20/2026	177
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	45	10/20/2026	69
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	19	10/20/2026	49
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	24	10/20/2026	34
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	3	10/20/2026	7
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	6	10/20/2026	6
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	22	10/20/2026	2
Laurentian Bank of Canada	CORRA plus 0.40%	Maturity	CAD	23	10/20/2026	(1)
Swiss Market Index Futures	0.00%	Maturity	CHF	1,675	03/20/2026	145,546
Swiss Market Index Futures	0.00%	Maturity	CHF	419	03/20/2026	24,885
Swiss Market Index Futures	0.00%	Maturity	CHF	419	03/20/2026	22,358
Swiss Market Index Futures	0.00%	Maturity	CHF	419	03/20/2026	20,521
Swiss Market Index Futures	0.00%	Maturity	CHF	140	03/20/2026	5,896
Pay Total Return on Reference Obligation
Goldman Sachs International
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	23	07/15/2027	3,826
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	17	07/15/2027	2,316
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	13	07/15/2027	2,230
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	13	07/15/2027	1,954
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	12	07/15/2027	1,844
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	12	07/15/2027	1,693

46 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	7		07/15/2027	$1,549
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	12		07/15/2027	1,538
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	8		07/15/2027	1,185
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	8		07/15/2027	1,118
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	9		07/15/2027	1,095
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	6		07/15/2027	727
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	3		07/15/2027	636
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	17		07/15/2027	515
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	3		07/15/2027	502
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	3		07/15/2027	475
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	2		07/15/2027	382
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	38		07/15/2027	377
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	3		07/15/2027	369
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	2		07/15/2027	282
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	2		07/15/2027	237
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	148
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	111
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	2		07/15/2027	90
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	2		07/15/2027	85
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	***	07/15/2027	80
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	***	07/15/2027	45
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	***	07/15/2027	32
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	***	07/15/2027	29
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	***	07/15/2027	(7)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	***	07/15/2027	(22)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	***	07/15/2027	(23)

ABFunds.com	AB All Market Total Return Portfolio 47

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	***	07/15/2027	$(30)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	***	07/15/2027	(40)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	***	07/15/2027	(43)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	2		07/15/2027	(54)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	(65)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	***	07/15/2027	(67)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	0	***	07/15/2027	(83)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	4		07/15/2027	(108)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	(126)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	(133)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	1		07/15/2027	(154)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	2		07/15/2027	(160)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	14		07/15/2027	(180)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	2		07/15/2027	(187)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	2		07/15/2027	(230)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	10		07/15/2027	(257)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	9		07/15/2027	(291)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	8		07/15/2027	(299)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	5		07/15/2027	(684)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	6		07/15/2027	(710)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	10		07/15/2027	(1,033)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	14		07/15/2027	(1,143)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	6		07/15/2027	(1,224)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	16		07/15/2027	(1,512)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	17		07/15/2027	(1,546)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	18		07/15/2027	(1,761)

48 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	17	07/15/2027	$(1,851)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	22	07/15/2027	(1,902)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	15	07/15/2027	(2,242)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	19	07/15/2027	(2,257)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	17	07/15/2027	(2,279)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	64	07/15/2027	(3,080)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	27	07/15/2027	(3,328)
Charter Communications, Inc.	SOFR minus 0.30%	Maturity	USD	16	07/15/2027	(3,362)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	1	07/15/2027	(205)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	24	07/15/2027	(2,745)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	42	07/15/2027	(5,009)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	46	07/15/2027	(6,609)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	43	07/15/2027	(6,732)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	53	07/15/2027	(6,841)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	46	07/15/2027	(6,895)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	55	07/15/2027	(7,278)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	66	07/15/2027	(8,185)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	52	07/15/2027	(8,426)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	62	07/15/2027	(10,210)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	88	07/15/2027	(11,509)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	133	07/15/2027	(18,893)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	135	07/15/2027	(19,222)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	245	07/15/2027	(35,522)
Union Pacific Corp.	SOFR minus 0.30%	Maturity	USD	231	07/15/2027	(39,334)
JPMorgan Chase Bank NA
Boston Scientific Corp.	OBFR minus 0.35%	Maturity	USD	239	08/12/2026	41,955

ABFunds.com	AB All Market Total Return Portfolio 49

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation (Depreciation)
Boston Scientific Corp.	OBFR minus 0.35%	Maturity	USD	31	08/12/2026	$4,815
Boston Scientific Corp.	OBFR minus 0.35%	Maturity	USD	36	08/12/2026	528
Boston Scientific Corp.	OBFR minus 0.35%	Maturity	USD	1	08/12/2026	202
Boston Scientific Corp.	OBFR minus 0.35%	Maturity	USD	21	08/12/2026	(627)
Boston Scientific Corp.	OBFR minus 0.35%	Maturity	USD	32	08/12/2026	(1,209)
Brink’s Co. (The)	OBFR minus 0.35%	Maturity	USD	27	08/12/2026	– 0	–
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	5	08/12/2026	251
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	1	08/12/2026	71
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	0	***	08/12/2026	– 0	–
CECO Environmental Corp.	OBFR minus 0.35%	Maturity	USD	1	08/12/2026	– 0	–
Coeur Mining, Inc.	OBFR minus 0.35%	Maturity	USD	0	***	08/12/2026	(34)
Coeur Mining, Inc.	OBFR minus 0.35%	Maturity	USD	5	08/12/2026	(1,568)
Coeur Mining, Inc.	OBFR minus 0.35%	Maturity	USD	12	08/12/2026	(3,629)
Coeur Mining, Inc.	OBFR minus 0.35%	Maturity	USD	19	08/12/2026	(5,586)
Coeur Mining, Inc.	OBFR minus 0.35%	Maturity	USD	25	08/12/2026	(8,252)
Coeur Mining, Inc.	OBFR minus 0.35%	Maturity	USD	34	08/12/2026	(11,042)
Coeur Mining, Inc.	OBFR minus 0.35%	Maturity	USD	46	08/12/2026	(13,916)
Coeur Mining, Inc.	OBFR minus 0.35%	Maturity	USD	63	08/12/2026	(18,705)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	2	08/12/2026	(175)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	2	08/12/2026	(276)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	6	08/12/2026	(480)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	5	08/12/2026	(549)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	6	08/12/2026	(728)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	10	08/12/2026	(1,013)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	13	08/12/2026	(1,325)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	19	08/12/2026	(1,698)

50 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation (Depreciation)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	19	08/12/2026	$(1,726)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	15	08/12/2026	(1,746)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	17	08/12/2026	(2,095)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	39	08/12/2026	(3,533)
Deutsche Boerse AG	ESTR minus 0.35%	Maturity	EUR	39	08/12/2026	(3,949)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	150	08/12/2026	27,914
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	18	08/12/2026	2,608
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	7	08/12/2026	– 0	–
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	3	08/12/2026	(423)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	12	08/12/2026	(832)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	8	08/12/2026	(973)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	9	08/12/2026	(1,161)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	13	08/12/2026	(2,294)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	46	08/12/2026	(3,736)
IonQ, Inc.	OBFR minus 0.35%	Maturity	USD	41	08/12/2026	(7,442)
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	2	08/12/2026	87
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	7	08/12/2026	47
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	7	08/12/2026	22
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	7	08/12/2026	2
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	4	08/12/2026	– 0	–
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	7	08/12/2026	(116)
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	7	08/12/2026	(164)
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	7	08/12/2026	(188)
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	7	08/12/2026	(207)
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	8	08/12/2026	(213)
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	7	08/12/2026	(247)

ABFunds.com	AB All Market Total Return Portfolio 51

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation (Depreciation)
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	10	08/12/2026	$(296)
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	6	08/12/2026	(351)
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	7	08/12/2026	(455)
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	7	08/12/2026	(845)
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	14	08/12/2026	(874)
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	7	08/12/2026	(903)
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	26	08/12/2026	(1,787)
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	78	08/12/2026	(9,114)
Mission Produce, Inc.	OBFR minus 0.35%	Maturity	USD	75	08/12/2026	(11,714)
Morgan Stanley Capital Services LLC
Allegiant Travel Co.	FedFund Effective minus 0.35%	Maturity	USD	0	***	10/20/2026	– 0	–
Allegiant Travel Co.	FedFund Effective minus 0.35%	Maturity	USD	0	***	10/20/2026	(3)
Allegiant Travel Co.	FedFund Effective minus 0.35%	Maturity	USD	0	***	10/20/2026	(19)
Allegiant Travel Co.	FedFund Effective minus 0.35%	Maturity	USD	1	10/20/2026	(69)
Allegiant Travel Co.	FedFund Effective minus 0.35%	Maturity	USD	4	10/20/2026	(142)
Allegiant Travel Co.	FedFund Effective minus 0.35%	Maturity	USD	1	10/20/2026	(154)
Allegiant Travel Co.	FedFund Effective minus 0.35%	Maturity	USD	16	10/20/2026	(2,435)
Allegiant Travel Co.	FedFund Effective minus 0.35%	Maturity	USD	64	10/20/2026	(8,175)
Allegiant Travel Co.	FedFund Effective minus 0.35%	Maturity	USD	59	10/20/2026	(8,330)
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	57	10/20/2026	– 0	–
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	1	10/20/2026	(22)

52 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	7	10/20/2026	$(73)
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	70	10/20/2026	(707)
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	35	10/20/2026	(831)
American Water Works Co., Inc.	FedFund Effective minus 0.35%	Maturity	USD	110	10/20/2026	(2,752)
Banco Santander SA	FedFund Effective minus 0.35%	Maturity	USD	42	10/20/2026	874
Banco Santander SA	FedFund Effective minus 0.35%	Maturity	USD	28	10/20/2026	782
Banco Santander SA	FedFund Effective minus 0.35%	Maturity	USD	184	10/20/2026	606
Banco Santander SA	FedFund Effective minus 0.35%	Maturity	USD	23	10/20/2026	299
Banco Santander SA	FedFund Effective minus 0.35%	Maturity	USD	142	10/20/2026	(1,514)
Banco Santander SA	FedFund Effective minus 0.35%	Maturity	USD	94	10/20/2026	(1,762)
Black Hills Corp.	FedFund Effective minus 0.35%	Maturity	USD	2	10/20/2026	(25)
Black Hills Corp.	FedFund Effective minus 0.35%	Maturity	USD	1	10/20/2026	(64)
Black Hills Corp.	FedFund Effective minus 0.35%	Maturity	USD	2	10/20/2026	(84)
Black Hills Corp.	FedFund Effective minus 0.35%	Maturity	USD	24	10/20/2026	(99)
Black Hills Corp.	FedFund Effective minus 0.35%	Maturity	USD	7	10/20/2026	(129)
Black Hills Corp.	FedFund Effective minus 0.35%	Maturity	USD	62	10/20/2026	(988)
Black Hills Corp.	FedFund Effective minus 0.35%	Maturity	USD	43	10/20/2026	(1,331)

ABFunds.com	AB All Market Total Return Portfolio 53

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Black Hills Corp.	FedFund Effective minus 0.35%	Maturity	USD	62		10/20/2026	$(2,524)
Black Hills Corp.	FedFund Effective minus 0.35%	Maturity	USD	71		10/20/2026	(2,815)
Coeur Mining, Inc.	FedFund Effective minus 0.35%	Maturity	USD	1		10/20/2026	(257)
Coeur Mining, Inc.	FedFund Effective minus 0.35%	Maturity	USD	3		10/20/2026	(1,453)
Coeur Mining, Inc.	FedFund Effective minus 0.35%	Maturity	USD	9		10/20/2026	(4,198)
Coeur Mining, Inc.	FedFund Effective minus 0.35%	Maturity	USD	14		10/20/2026	(5,460)
Coeur Mining, Inc.	FedFund Effective minus 0.35%	Maturity	USD	23		10/20/2026	(9,082)
Coeur Mining, Inc.	FedFund Effective minus 0.35%	Maturity	USD	59		10/20/2026	(27,747)
Coeur Mining, Inc.	FedFund Effective minus 0.35%	Maturity	USD	62		10/20/2026	(29,276)
Coeur Mining, Inc.	FedFund Effective minus 0.35%	Maturity	USD	74		10/20/2026	(33,748)
Coeur Mining, Inc.	FedFund Effective minus 0.35%	Maturity	USD	78		10/20/2026	(34,427)
Coeur Mining, Inc.	FedFund Effective minus 0.35%	Maturity	USD	231		10/20/2026	(101,203)
Coeur Mining, Inc.	FedFund Effective minus 0.35%	Maturity	USD	376		10/20/2026	(178,115)
Coursera, Inc.	FedFund Effective minus 0.35%	Maturity	USD	69		10/20/2026	18,041
Coursera, Inc.	FedFund Effective minus 0.35%	Maturity	USD	8		10/20/2026	2,294
Coursera, Inc.	FedFund Effective minus 0.35%	Maturity	USD	1		10/20/2026	27
Coursera, Inc.	FedFund Effective minus 0.35%	Maturity	USD	0	***	10/20/2026	2

54 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Coursera, Inc.	FedFund Effective minus 0.35%	Maturity	USD	0	***	10/20/2026	$(1)
CVB Financial Corp.	FedFund Effective minus 0.35%	Maturity	USD	19		10/20/2026	(48)
IBOVESPA Futures Contract	0.00%	Maturity	BRL	1,535		04/15/2026	5,048
IBOVESPA Futures Contract	0.00%	Maturity	BRL	3,645		04/15/2026	2,516
Kimberly-Clark Corp.	FedFund Effective minus 0.35%	Maturity	USD	26		10/20/2026	(468)
Kimberly-Clark Corp.	FedFund Effective minus 0.35%	Maturity	USD	53		10/20/2026	(1,613)
Kimberly-Clark Corp.	FedFund Effective minus 0.35%	Maturity	USD	38		10/20/2026	(1,922)
Kimberly-Clark Corp.	FedFund Effective minus 0.35%	Maturity	USD	70		10/20/2026	(4,470)
Kimberly-Clark Corp.	FedFund Effective minus 0.35%	Maturity	USD	56		10/20/2026	(6,068)
Kimberly-Clark Corp.	FedFund Effective minus 0.35%	Maturity	USD	126		10/20/2026	(6,158)
Kimberly-Clark Corp.	FedFund Effective minus 0.35%	Maturity	USD	109		10/20/2026	(7,114)
Kimberly-Clark Corp.	FedFund Effective minus 0.35%	Maturity	USD	101		10/20/2026	(7,147)
Kimberly-Clark Corp.	FedFund Effective minus 0.35%	Maturity	USD	148		10/20/2026	(9,481)
Kimberly-Clark Corp.	FedFund Effective minus 0.35%	Maturity	USD	269		10/20/2026	(16,762)
Kimberly-Clark Corp.	FedFund Effective minus 0.35%	Maturity	USD	490		10/20/2026	(31,073)
KOSPI 200 Futures Contract	0.00%	Maturity	KRW	234,450		03/12/2026	(20,621)
KOSPI 200 Futures Contract	0.00%	Maturity	KRW	468,900		03/12/2026	(52,839)
OceanFirst Financial Corp.	FedFund Effective minus 0.35%	Maturity	USD	6		10/20/2026	557
OceanFirst Financial Corp.	FedFund Effective minus 0.35%	Maturity	USD	7		10/20/2026	474
OceanFirst Financial Corp.	FedFund Effective minus 0.35%	Maturity	USD	16		10/20/2026	280

ABFunds.com	AB All Market Total Return Portfolio 55

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
OceanFirst Financial Corp.	FedFund Effective minus 0.35%	Maturity	USD	3		10/20/2026	$270
OceanFirst Financial Corp.	FedFund Effective minus 0.35%	Maturity	USD	3		10/20/2026	173
OceanFirst Financial Corp.	FedFund Effective minus 0.35%	Maturity	USD	1		10/20/2026	37
OceanFirst Financial Corp.	FedFund Effective minus 0.35%	Maturity	USD	0	***	10/20/2026	27
OceanFirst Financial Corp.	FedFund Effective minus 0.35%	Maturity	USD	0	***	10/20/2026	25
OceanFirst Financial Corp.	FedFund Effective minus 0.35%	Maturity	USD	0	***	10/20/2026	1
OceanFirst Financial Corp.	FedFund Effective minus 0.35%	Maturity	USD	4		10/20/2026	– 0	–
UWM Holdings Corp.	FedFund Effective minus 0.35%	Maturity	USD	240		10/20/2026	25,268
UWM Holdings Corp.	FedFund Effective minus 0.35%	Maturity	USD	18		10/20/2026	4,706
UWM Holdings Corp.	FedFund Effective minus 0.35%	Maturity	USD	15		10/20/2026	3,339
UWM Holdings Corp.	FedFund Effective minus 0.35%	Maturity	USD	2		10/20/2026	737
UWM Holdings Corp.	FedFund Effective minus 0.35%	Maturity	USD	1		10/20/2026	258
UBS AG
Axcelis Technologies, Inc.	OBFR minus 0.25%	Maturity	USD	45		08/22/2029	5,875
Axcelis Technologies, Inc.	OBFR minus 0.25%	Maturity	USD	5		08/22/2029	952
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	21		08/22/2029	150
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	33		08/22/2029	(10)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	1		08/22/2029	(12)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	48		08/22/2029	(313)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	10		08/22/2029	(1,075)

56 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	86	08/22/2029	$(1,275)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	12	08/22/2029	(1,407)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	21	08/22/2029	(2,069)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	23	08/22/2029	(2,907)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	75	08/22/2029	(3,216)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	40	08/22/2029	(3,444)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	41	08/22/2029	(3,974)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	46	08/22/2029	(4,642)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	52	08/22/2029	(4,775)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	52	08/22/2029	(5,252)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	42	08/22/2029	(5,309)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	53	08/22/2029	(5,435)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	73	08/22/2029	(7,174)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	209	08/22/2029	(8,801)
Black Hills Corp.	OBFR minus 0.25%	Maturity	USD	77	08/22/2029	(20,706)
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	49	08/22/2029	15,708
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	38	08/22/2029	14,505
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	32	08/22/2029	11,655
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	34	08/22/2029	9,868
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	24	08/22/2029	9,210
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	24	08/22/2029	8,667
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	45	08/22/2029	8,595
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	20	08/22/2029	6,840
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	18	08/22/2029	6,429
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	21	08/22/2029	6,124
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	16	08/22/2029	4,918

ABFunds.com	AB All Market Total Return Portfolio 57

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	13	08/22/2029	$4,143
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	32	08/22/2029	3,427
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	23	08/22/2029	3,384
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	9	08/22/2029	2,940
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	22	08/22/2029	2,711
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	8	08/22/2029	2,709
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	9	08/22/2029	2,685
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	16	08/22/2029	2,487
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	14	08/22/2029	2,391
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	19	08/22/2029	2,364
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	20	08/22/2029	2,263
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	20	08/22/2029	2,142
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	19	08/22/2029	2,101
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	6	08/22/2029	1,808
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	12	08/22/2029	1,769
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	14	08/22/2029	1,593
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	5	08/22/2029	1,541
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	13	08/22/2029	1,505
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	5	08/22/2029	1,474
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	5	08/22/2029	1,470
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	5	08/22/2029	1,449
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	10	08/22/2029	1,447
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	5	08/22/2029	1,395
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	5	08/22/2029	1,319
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	5	08/22/2029	1,315
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	5	08/22/2029	1,251

58 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	12	08/22/2029	$1,151
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	8	08/22/2029	959
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	3	08/22/2029	928
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	5	08/22/2029	809
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	2	08/22/2029	787
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	30	08/22/2029	572
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	4	08/22/2029	438
Masterbrand, Inc.	OBFR minus 0.25%	Maturity	USD	2	08/22/2029	348
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	13	08/22/2029	15
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	4	08/22/2029	4
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	9	08/22/2029	(11)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	9	08/22/2029	(140)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	9	08/22/2029	(155)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	4	08/22/2029	(589)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	7	08/22/2029	(631)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	4	08/22/2029	(725)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	4	08/22/2029	(768)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	7	08/22/2029	(980)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	22	08/22/2029	(1,296)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	10	08/22/2029	(1,334)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	9	08/22/2029	(1,457)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	9	08/22/2029	(1,551)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	12	08/22/2029	(1,635)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	10	08/22/2029	(1,651)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	9	08/22/2029	(1,686)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	15	08/22/2029	(1,814)

ABFunds.com	AB All Market Total Return Portfolio 59

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	14	08/22/2029	$(1,908)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	9	08/22/2029	(2,026)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	13	08/22/2029	(2,104)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	11	08/22/2029	(2,125)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	17	08/22/2029	(2,259)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	14	08/22/2029	(2,481)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	15	08/22/2029	(2,654)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	22	08/22/2029	(2,774)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	13	08/22/2029	(2,831)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	23	08/22/2029	(3,210)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	22	08/22/2029	(3,216)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	38	08/22/2029	(4,951)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	32	08/22/2029	(5,452)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	26	08/22/2029	(5,753)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	39	08/22/2029	(6,106)
Nicolet Bankshares, Inc.	OBFR minus 0.25%	Maturity	USD	28	08/22/2029	(6,295)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	152	08/22/2029	54,973
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	72	08/22/2029	17,749
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	49	08/22/2029	6,948
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	33	08/22/2029	5,678
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	22	08/22/2029	4,881
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	25	08/22/2029	4,284
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	25	08/22/2029	4,283
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	25	08/22/2029	4,088
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	25	08/22/2029	4,061
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	25	08/22/2029	3,649

60 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	26	08/22/2029	$3,629
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	25	08/22/2029	3,305
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	25	08/22/2029	3,276
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	52	08/22/2029	3,220
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	30	08/22/2029	3,095
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	58	08/22/2029	2,967
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	26	08/22/2029	2,805
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	26	08/22/2029	2,655
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	45	08/22/2029	2,421
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	24	08/22/2029	2,375
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	32	08/22/2029	2,326
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	32	08/22/2029	2,283
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	23	08/22/2029	2,235
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	26	08/22/2029	2,218
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	19	08/22/2029	1,521
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	5	08/22/2029	447
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	17	08/22/2029	(98)
Skyworks Solutions, Inc.	OBFR minus 0.25%	Maturity	USD	34	08/22/2029	(210)
Union Pacific Corp.	OBFR minus 0.25%	Maturity	USD	45	08/22/2029	(5,292)

						$63,054

***	Notional amount less than 500.

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Fair valued by the Adviser.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2026, the aggregate market value of these securities amounted to $76,675,495 or 17.7% of net assets.

(f)	Defaulted.

ABFunds.com	AB All Market Total Return Portfolio 61

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

(g)	Escrow shares.

(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(j)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2026.

(k)	Defaulted matured security.

(l)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.03% of net assets as of February 28, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Energy Technology	10/26/2020	$87,984	$143,325		0.03%
Exide Technologies 11.00%, 10/31/2024	06/21/2019 - 10/26/2020	17,967	– 0	–	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	04/26/2017	40,372	– 0	–	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	04/26/2017	28,244	– 0	–	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	04/26/2017	15	– 0	–	0.00%

(m)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Russian Federal Bond – OFZ Series 6212 7,05%, 01/19/2028	04/11/2019	$361,825	$	– 0	–	0.00%

(n)	The rate shown represents the 7-day yield as of period end.

(o)	Affiliated investments.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

62 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Glossary:

ABS – Asset-Backed Securities

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

CORRA – Canadian Overnight Repo Rate Average

CVR – Contingent Value Rights

EAFE – Europe, Australia, and Far East

ESTR – Euro Short Term Rate

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FedFundEffective – Federal Funds Effective Rate

FTSE – Financial Times Stock Exchange

IFSC – International Financial Services Centre

JSE – Johannesburg Stock Exchange

KLCI – Kuala Lumpur Composite Index

KOSPI – Korea Composite Stock Price Index

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

OBFR – Overnight Bank Funding Rate

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SET – Stock Exchange of Thailand

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

WIG – Warszawski Indeks Gieldowy

See notes to consolidated financial statements.

ABFunds.com	AB All Market Total Return Portfolio 63

CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES

February 28, 2026 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $368,175,614)	$416,681,423	(a)
Affiliated issuers (cost $18,035,623—including investment of cash collateral for securities loaned of $858,510)	18,035,623
Cash	3,221
Cash collateral due from broker	14,538,129
Foreign currencies, at value (cost $812,718)	787,832
Receivable for investment securities sold and foreign currency transactions	7,881,502
Unaffiliated interest and dividends receivable	2,009,399
Unrealized appreciation on total return swaps	1,205,880
Unrealized appreciation on forward currency exchange contracts	1,131,536
Affiliated dividends receivable	35,372
Receivable for terminated total return swaps	10,415
Receivable for shares of beneficial interest sold	5,281
Receivable due from Adviser	3,491

Total assets	462,329,104

Liabilities
Payable for investment securities purchased	25,709,264
Unrealized depreciation on forward currency exchange contracts	1,508,513
Unrealized depreciation on total return swaps	1,142,826
Payable for collateral received on securities loaned	858,510
Advisory fee payable	180,795
Payable for shares of beneficial interest redeemed	96,504
Distribution fee payable	73,651
Payable for variation margin on futures	40,712
Transfer Agent fee payable	24,562
Payable for terminated total return swaps	22,371
Foreign capital gains tax payable	17,584
Payable for variation margin on centrally cleared swaps	9,302
Trustees’ fees payable	5,193
Accrued expenses and other liabilities	327,129

Total liabilities	30,016,916

Net Assets	$432,312,188

Composition of Net Assets
Shares of beneficial interest, at par	$268
Additional paid-in capital	414,552,461
Distributable earnings	17,759,459

Net Assets	$432,312,188

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$377,990,281	23,497,477	$16.09	*

C	$2,364,713	149,198	$15.85

Advisor	$51,324,808	3,141,869	$16.34

I	$632,386	37,874	$16.70

(a)	Includes securities on loan with a value of $2,094,187 (see Note E).

*	The maximum offering price per share for Class A shares was $16.80 which reflects a sales charge of 4.25%.

See notes to consolidated financial statements.

64 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended February 28, 2026 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $21,122)	$3,025,727
Affiliated issuers	312,418
Interest (net of foreign taxes withheld of $4,707)	3,072,612
Securities lending income, net	5,738	$6,416,495

Expenses
Advisory fee (see Note B)	1,176,842
Distribution fee—Class A	468,405
Distribution fee—Class C	12,226
Transfer agency—Class A	161,701
Transfer agency—Class C	1,163
Transfer agency—Advisor Class	21,712
Transfer agency—Class I	296
Custody and accounting	216,959
Audit and tax	63,185
Registration fees	32,440
Legal	31,308
Printing	26,217
Trustees’ fees	10,196
Miscellaneous	33,274

Total expenses	2,255,924
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(18,968)

Net expenses		2,236,956

Net investment income		4,179,539

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		13,408,943
Forward currency exchange contracts		2,218,685
Futures		14,641,891
Swaps		(457,745)
Foreign currency transactions		(936,483)
Net change in unrealized appreciation (depreciation) of:
Investments(b)		9,842,892
Forward currency exchange contracts		(976,093)
Futures		(4,705,143)
Swaps		376,610
Foreign currency denominated assets and liabilities		(62,773)

Net gain on investment and foreign currency transactions		33,350,784

Net Increase in Net Assets from Operations		$37,530,323

(a)	Net of foreign realized capital gains taxes of $1,000.

(b)	Net of increase in accrued foreign capital gains taxes on unrealized gains of $272.

See notes to consolidated financial statements.

ABFunds.com	AB All Market Total Return Portfolio 65

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2026 (unaudited)		Year Ended August 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,179,539		$7,273,713
Net realized gain on investment and foreign currency transactions	28,875,291		35,446,488
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	4,475,493		(6,386,530)
Contributions from Affiliates (see Note B)	– 0	–	11,605

Net increase in net assets from operations	37,530,323		36,345,276
Distributions to Shareholders
Class A	(37,938,444)		(11,247,982)
Class C	(233,244)		(63,023)
Advisor Class	(5,151,088)		(1,624,273)
Class I	(45,354)		(10,183)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	13,851,698		(43,090,098)

Total increase (decrease)	8,013,891		(19,690,283)
Net Assets
Beginning of period	424,298,297		443,988,580

End of period	$432,312,188		$424,298,297

See notes to consolidated financial statements.

66 AB All Market Total Return Portfolio	ABFunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

February 28, 2026 (unaudited)

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Company, which is a Massachusetts Business Trust, operates as a series company currently comprised of five series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB All Market Total Return Portfolio (the “Fund”). As part of the Fund’s investment strategy, the Fund seeks to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AB All Market Total Return Portfolio (Cayman), Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of February 28, 2026, net assets of the Fund were $432,312,188, of which $13,195,576, or approximately 3%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. This report presents the consolidated financial statements of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in consolidation. The Fund offers Class A, Class C, Advisor Class and Class I shares. Class R, Class K, Class T and Class Z shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance

ABFunds.com	AB All Market Total Return Portfolio 67

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date. On days when a trade does not occur, these options are valued using models that consider the terms of the option and relevant market inputs; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in

68 AB All Market Total Return Portfolio	ABFunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ABFunds.com	AB All Market Total Return Portfolio 69

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived

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credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks	$103,603,052		$32,444,308		$281,510	(a)	$136,328,870
Investment Companies	102,366,288		– 0	–	– 0	–	102,366,288
Governments – Treasuries	– 0	–	62,917,271		– 0	–	62,917,271
Corporates – Investment Grade	– 0	–	41,691,432		– 0	–	41,691,432
Mortgage Pass-Throughs	– 0	–	18,890,398		– 0	–	18,890,398
Collateralized Mortgage Obligations	– 0	–	5,975,624		– 0	–	5,975,624
Collateralized Loan Obligations	– 0	–	5,364,717		– 0	–	5,364,717
Commercial Mortgage-Backed Securities	– 0	–	4,981,517		– 0	–	4,981,517
Asset-Backed Securities	– 0	–	3,706,673		429,997		4,136,670
Covered Bonds	– 0	–	2,789,587		– 0	–	2,789,587
Governments – Sovereign Bonds	– 0	–	2,132,387		– 0	–	2,132,387
Governments – Sovereign Agencies	– 0	–	2,041,488		– 0	–	2,041,488
Supranationals	– 0	–	1,339,927		– 0	–	1,339,927
Inflation-Linked Securities	– 0	–	1,179,038		– 0	–	1,179,038
Local Governments – Regional Bonds	– 0	–	891,641		– 0	–	891,641
Quasi-Sovereigns	– 0	–	705,511		– 0	–	705,511
Local Governments – US Municipal Bonds	– 0	–	581,034		– 0	–	581,034
Emerging Markets – Sovereigns	– 0	–	424,320		– 0	–	424,320
Corporates – Non-Investment Grade	– 0	–	128,385		253,591	(a)	381,976
Emerging Markets – Corporate Bonds	– 0	–	372,537		0	(a)	372,537
Local Governments – Provincial Bonds	– 0	–	176,409		– 0	–	176,409
Preferred Stocks	– 0	–	– 0	–	143,325		143,325
Rights	– 0	–	– 0	–	68,124		68,124
Emerging Markets – Treasuries	– 0	–	– 0	–	0	(a)	– 0	–
Warrants	– 0	–	– 0	–	0	(a)	– 0	–
Short-Term Investments:
Investment Companies	17,177,113		– 0	–	– 0	–	17,177,113
Treasury Bills	– 0	–	20,801,332		– 0	–	20,801,332
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	858,510		– 0	–	– 0	–	858,510

Total Investments in Securities	224,004,963		209,535,536		1,176,547	(a)	434,717,046

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Investments in Securities:	Level 1		Level 2			Level 3			Total
Other Financial Instruments(b):
Assets:
Futures	$3,327,833		$	– 0	–	$	– 0	–	$3,327,833	(c)
Forward Currency Exchange Contracts	– 0	–		1,131,536			– 0	–	1,131,536
Centrally Cleared Credit Default Swaps	– 0	–		301,997			– 0	–	301,997	(c)
Centrally Cleared Interest Rate Swaps	– 0	–		159,596			– 0	–	159,596	(c)
Total Return Swaps	– 0	–		1,205,880			– 0	–	1,205,880
Liabilities:
Futures	(1,739,333)			– 0	–		– 0	–	(1,739,333	)(c)
Forward Currency Exchange Contracts	– 0	–		(1,508,513)			– 0	–	(1,508,513)
Centrally Cleared Interest Rate Swaps	– 0	–		(44,638)			– 0	–	(44,638	)(c)
Total Return Swaps	– 0	–		(1,142,826)			– 0	–	(1,142,826)

Total	$225,593,463			$209,638,568			$1,176,547	(a)	$436,408,578

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

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4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for federal income tax purposes. Note that the loss from the Subsidiary’s contemplated activities also cannot be carried forward to reduce future Subsidiary’s income in subsequent years. However, if the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for federal income tax purposes.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate

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methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. Effective June 1, 2024, the Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.07%, 1.82%, .82% and .82% of the daily average net assets for the Class A, Class C, Advisor Class and Class I, respectively. For the six months ended February 28, 2026, such reimbursements/ waivers amounted to $1,069.

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The Subsidiary has entered into a separate agreement with the Adviser for the management of the Subsidiary’s portfolio. The Adviser receives no compensation from the Subsidiary for its services under the agreement.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $53,354 for the six months ended February 28, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,079 from the sale of Class A shares and received $359 and $100 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended February 28, 2026.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended February 28, 2026, such waiver amounted to $16,204.

A summary of the Fund’s transactions in AB mutual funds for the six months ended February 28, 2026 is as follows:

Fund	Market Value 8/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$16,685	$141,333	$140,841	$17,177	$312
AB Government Money Market Portfolio*	502	113,401	113,044	859	4

Total				$18,036	$316

*	Investments of cash collateral for securities lending transactions (see Note E).

During the year ended August 31, 2025, the Adviser reimbursed the Fund $11,605 for trading losses incurred due to a trade entry error.

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NOTE C

Distribution Plan

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being a “compensation” plan.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plan also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended February 28, 2026 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$210,715,019	$219,445,586
U.S. government securities	156,207,303	165,218,828

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$58,029,231
Gross unrealized depreciation	(8,087,824)

Net unrealized appreciation	$49,941,407

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1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the consolidated statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

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During the six months ended February 28, 2026, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended February 28, 2026, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract.

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Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the consolidated statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps on the consolidated statement of operations, in addition to any realized gain (loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the consolidated statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain (loss) from swaps on the consolidated statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the consolidated statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference

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between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended February 28, 2026, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering

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into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended February 28, 2026, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended February 28, 2026, the Fund held total return swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended February 28, 2026, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$808,666	*	Payable for variation margin on futures	$232,291	*

Equity contracts	Receivable for variation margin on futures	1,940,701	*	Payable for variation margin on futures	1,507,042	*

Commodity contracts	Receivable for variation margin on futures	578,466	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	29,023	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	161,146	*	Payable for variation margin on centrally cleared swaps	29,148	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	1,131,536		Unrealized depreciation on forward currency exchange contracts	1,508,513

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	Asset Derivatives		Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value

Commodity contracts	Unrealized appreciation on total return swaps	$482,590

Equity contracts	Unrealized appreciation on total return swaps	723,290	Unrealized depreciation on total return swaps	$1,142,826

Total		$5,855,418		$4,419,820

*	Only variation margin receivable/payable at period end is reported within the consolidated statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$957,641	$257,594

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	11,937,644	(5,376,230)

Commodity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	1,746,606	413,493

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	2,218,685	(976,093)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	79,674	(5,159)

Commodity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	117,338	587,112

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$175,567	$(37,647)

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(830,324)	(167,696)

Total		$16,402,831	$(5,304,626)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended February 28, 2026:

Futures:
Average notional amount of buy contracts	$266,033,964
Average notional amount of sale contracts	$57,704,708
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$108,160,164
Average principal amount of sale contracts	$226,397,653
Centrally Cleared Interest Rate Swaps:
Average notional amount	$8,151,785
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$6,191,600
Total Return Swaps:
Average notional amount	$22,866,421

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of February 28, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

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AB All Market Total Return Portfolio

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Bank of America NA	$99,139	$(99,139)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Capital, Inc.	74,484	(74,484)	– 0	–	– 0	–	– 0	–
Citibank NA	320,300	(79,843)	– 0	–	– 0	–	240,457
Deutsche Bank AG	84,829	(66,643)	– 0	–	– 0	–	18,186
Goldman Sachs Bank USA/Goldman Sachs International	201,570	(118,890)	– 0	–	– 0	–	82,680
HSBC Bank USA	160,625	(160,625)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank/JPMorgan Chase Bank NA	103,570	(86,715)	– 0	–	– 0	–	16,855
Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	407,466	(407,466)	– 0	–	– 0	–	– 0	–
Standard Chartered Bank	18,872	(7,736)	– 0	–	– 0	–	11,136
State Street Bank & Trust Co.	62,009	(62,009)	– 0	–	– 0	–	– 0	–
UBS/UBS AG	321,962	(268,270)	– 0	–	– 0	–	53,692

Total	$1,854,826	$(1,431,820)	$	– 0	–	$	– 0	–	$423,006	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America NA	$236,294	$(99,139)	$	– 0	–	$	– 0	–	$137,155
Barclays Capital, Inc.	78,302	(74,484)	– 0	–	– 0	–	3,818
BNP Paribas SA	244,801	– 0	–	– 0	–	– 0	–	244,801
Citibank NA	79,843	(79,843)	– 0	–	– 0	–	– 0	–
Deutsche Bank AG	66,643	(66,643)	– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	318,729	(118,890)	– 0	–	– 0	–	199,839
HSBC Bank USA	182,553	(160,625)	– 0	–	– 0	–	21,928
JPMorgan Chase Bank/JPMorgan Chase Bank NA	137,538	(86,715)	– 0	–	– 0	–	50,823
Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	851,922	(407,466)	(301,000)	– 0	–	143,456
Standard Chartered Bank	7,736	(7,736)	– 0	–	– 0	–	– 0	–
State Street Bank & Trust Co.	178,708	(62,009)	– 0	–	– 0	–	116,699
UBS/ UBS AG	268,270	(268,270)	– 0	–	– 0	–	– 0	–

Total	$2,651,339	$(1,431,820)	$(301,000)	$	– 0	–	$918,519	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

AB All Market Total Return Portfolio (Cayman), Ltd.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Citibank NA	$482,590	$	– 0	–	$	– 0	–	$	– 0	–	$482,590

Total	$482,590	$	– 0	–	$	– 0	–	$	– 0	–	$482,590	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any divi-

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dend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the consolidated statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the consolidated statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended February 28, 2026 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$2,094,187	$858,510	$1,353,353	$1,610	$4,128	$1,695

*	As of February 28, 2026.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31, 2025	Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31, 2025

Class A
Shares sold	93,479	280,451	$1,546,941	$4,383,553

Shares issued in reinvestment of dividends and distributions	2,247,185	667,897	34,179,688	9,971,696

Shares converted from Class C	9,611	28,068	156,592	429,976

Shares redeemed	(1,572,407)	(3,221,317)	(25,867,920)	(49,854,729)

Net increase (decrease)	777,868	(2,244,901)	$10,015,301	$(35,069,504)

Class C
Shares sold	11,051	16,664	$178,663	$257,653

Shares issued in reinvestment of dividends and distributions	15,286	4,205	229,449	62,023

Shares converted to Class A	(9,767)	(28,502)	(156,592)	(429,976)

Shares redeemed	(17,900)	(31,350)	(286,342)	(483,113)

Net decrease	(1,330)	(38,983)	$(34,822)	$(593,413)

Advisor Class
Shares sold	180,364	322,447	$2,985,588	$5,026,755

Shares issued in reinvestment of dividends and distributions	281,239	86,304	4,342,325	1,305,773

Shares redeemed	(224,776)	(866,515)	(3,741,916)	(13,762,883)

Net increase (decrease)	236,827	(457,764)	$3,585,997	$(7,430,355)

Class I
Shares sold	14,540	1,177	$240,774	$19,235

Shares issued in reinvestment of dividends and distributions	2,874	659	45,354	10,183

Shares redeemed	(53)	(1,589)	(906)	(26,244)

Net increase	17,361	247	$285,222	$3,174

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Allocation Risk—The allocation of investments among different investment styles, such as equity or debt, growth or value, U.S. or non-U.S. securities, or diversification strategies, may have a more significant effect on the Fund’s net asset value, or NAV, when one of these investments is performing more poorly than another.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

High Yield Debt Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Interest Rate Risk—Changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging Market Risk—Investments in emerging market countries may have more risk than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation and increased economic, political, regulatory or other uncertainties.

Alternative Investments Risk—Many alternative investments can be volatile and may be illiquid. Their performance may have little correlation with the performance of equity or fixed-income markets, and they may not perform in accordance with expectations.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets, or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may

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also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Commodity Risk—Investing in commodities and commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

Short Sale Risk—Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund’s investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and is included in miscellaneous expenses in the consolidated statement of operations. The Fund did not utilize the Facility during the six months ended February 28, 2026.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2025 and August 31, 2024 were as follows:

	2025		2024
Distributions paid from:
Ordinary income	$12,945,461		$5,700,665
Net long-term capital gains	– 0	–	– 0	–

Total taxable distributions paid	$12,945,461		$5,700,665

As of August 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,165,073
Undistributed capital gains	20,001,758	(a)
Other losses	(735,493)
Unrealized appreciation (depreciation)	14,503,355	(b)

Total accumulated earnings (deficit)	$34,934,693	(c)

(a)

During the fiscal year, the Fund utilized $17,364,327 of capital loss carry forwards to offset current year net realized gains. As of August 31, 2025, the cumulative deferred loss on straddles was $735,493.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive

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foreign investment companies (PFICs), the tax treatment of earnings from the Subsidiary, the tax treatment of callable bonds, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of partnership investments.

(c)

The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the accrual of foreign capital gains tax and the tax treatment of defaulted securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the Fund did not have any capital loss carryforwards.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the consolidated financial statements through the date the consolidated financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s consolidated financial statements through this date.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 16.42	$ 15.53	$ 13.68	$ 13.75	$ 18.16	$ 15.44

Income From Investment Operations

Net investment income(a)(b)	.16	.26	†	.31	.28	.10	.16

Net realized and unrealized gain (loss) on investment transactions	1.25	1.10	1.72	.02	(c)	(2.90)	3.03

Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.41	1.36	2.03	.30	(2.80)	3.19

Less: Dividends and Distributions

Dividends from net investment income	(.49)	(.47)	(.18)	(.37)	– 0	–	(.47)

Distributions from net realized gain on investment transactions	(1.25)	– 0	–	– 0	–	– 0	–	(1.61)	– 0	–

Total dividends and distributions	(1.74)	(.47)	(.18)	(.37)	(1.61)	(.47)

Net asset value, end of period	$ 16.09	$ 16.42	$ 15.53	$ 13.68	$ 13.75	$ 18.16

Total Return

Total investment return based on net asset value(e)	9.18%	9.06	%†	14.96%	2.26%	(16.85)%	21.16%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$377,990	$373,090	$387,762	$391,500	$433,654	$586,995

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)‡	1.07	%^	1.08%	1.07%	1.08%	1.02%	1.03%

Expenses, before waivers/reimbursements(f)(g)‡	1.08	%^	1.13%	1.08%	1.10%	1.03%	1.05%

Net investment income(b)	1.93	%^	1.70	%†	2.21%	2.08%	.64%	.99%

Portfolio turnover rate	93%	190%	182%	70%	105%	117%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.03	%^	.02%	.02%	.02%	.02%	.02%

See footnote summary on page 98.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 16.14	$ 15.26	$ 13.42	$ 13.45	$ 17.92	$ 15.20

Income From Investment Operations

Net investment income (loss)(a)(b)	.09	.14	†	.20	.17	(.02)	(.10)

Net realized and unrealized gain (loss) on investment transactions	1.23	1.08	1.68	.03	(c)	(2.84)	3.13

Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.32	1.22	1.88	.20	(2.86)	3.03

Less: Dividends and Distributions

Dividends from net investment income	(.36)	(.34)	(.04)	(.23)	– 0	–	(.31)

Distributions from net realized gain on investment transactions	(1.25)	– 0	–	– 0	–	– 0	–	(1.61)	– 0	–

Total dividends and distributions	(1.61)	(.34)	(.04)	(.23)	(1.61)	(.31)

Net asset value, end of period	$ 15.85	$ 16.14	$ 15.26	$ 13.42	$ 13.45	$ 17.92

Total Return

Total investment return based on net asset value(e)	8.72%	8.22	%†	14.15%	1.43%	(17.50)%	20.33%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,365	$2,430	$2,892	$3,835	$5,845	$10,537

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)‡	1.82	%^	1.83%	1.84%	1.84%	1.78%	1.78%

Expenses, before waivers/reimbursements(f)(g)‡	1.84	%^	1.89%	1.85%	1.86%	1.79%	1.80%

Net investment income (loss)(b)	1.18	%^	.95	%†	1.45%	1.31%	(.16)%	(.61)%

Portfolio turnover rate	93%	190%	182%	70%	105%	117%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.03	%^	.02%	.02%	.02%	.02%	.02%

See footnote summary on page 98.

ABFunds.com	AB All Market Total Return Portfolio 95

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 16.67	$ 15.76	$ 13.88	$ 13.95	$ 18.35	$ 15.60

Income From Investment Operations

Net investment income(a)(b)	.18	.31	†	.35	.32	.14	.20

Net realized and unrealized gain (loss) on investment transactions	1.27	1.11	1.74	.02	(c)	(2.93)	3.06

Contributions from Affiliates	– 0	–	.00	(d)	.00	(d)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.45	1.42	2.09	.34	(2.79)	3.26

Less: Dividends and Distributions

Dividends from net investment income	(.53)	(.51)	(.21)	(.41)	– 0	–	(.51)

Distributions from net realized gain on investment transactions	(1.25)	– 0	–	– 0	–	– 0	–	(1.61)	– 0	–

Total dividends and distributions	(1.78)	(.51)	(.21)	(.41)	(1.61)	(.51)

Net asset value, end of period	$ 16.34	$ 16.67	$ 15.76	$ 13.88	$ 13.95	$ 18.35

Total Return

Total investment return based on net asset value(e)	9.32%	9.34	%†	15.25%	2.50%	(16.61)%	21.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$51,325	$48,429	$53,009	$54,860	$63,739	$84,018

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)‡	.82	%^	.83%	.82%	.83%	.77%	.78%

Expenses, before waivers/reimbursements(f)(g)‡	.83	%^	.88%	.83%	.85%	.78%	.79%

Net investment income(b)	2.18	%^	1.94	%†	2.46%	2.33%	.89%	1.22%

Portfolio turnover rate	93%	190%	182%	70%	105%	117%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.03	%^	.02%	.02%	.02%	.02%	.02%

See footnote summary on page 98.

96 AB All Market Total Return Portfolio	ABFunds.com

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 17.00	$ 16.07	$ 13.67	$ 14.11	$ 18.55	$ 15.76

Income From Investment Operations

Net investment income (loss)(a)(b)	.18	.31	.36	(.04	)(h)	.14	.22

Net realized and unrealized gain (loss) on investment transactions	1.30	1.13	1.80	.01	(c)	(2.97)	3.07

Contributions from Affiliates	– 0	–	.00	(d)	.45	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.48	1.44	2.61	(.03)	(2.83)	3.29

Less: Dividends and Distributions

Dividends from net investment income	(.53)	(.51)	(.21)	(.41)	– 0	–	(.50)

Distributions from net realized gain on investment transactions	(1.25)	– 0	–	– 0	–	– 0	–	(1.61)	– 0	–

Total dividends and distributions	(1.78)	(.51)	(.21)	(.41)	(1.61)	(.50)

Net asset value, end of period	$ 16.70	$ 17.00	$ 16.07	$ 13.67	$ 14.11	$ 18.55

Total Return

Total investment return based on net asset value(e)	9.32%	9.27%	19.30	%*	(.25	)%(h)	(16.64)%	21.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$632	$349	$326	$255	$287	$338

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)‡	.82	%^	.83%	.82%	3.48	%(h)	.80%	.81%

Expenses, before waivers/reimbursements(f)(g)‡	.87	%^	.92%	.83%	3.50	%(h)	.81%	.83%

Net investment income (loss)(b)	2.13	%^	1.91%	2.47%	(.32	)%(h)	.88%	1.31%

Portfolio turnover rate.	93%	190%	182%	70%	105%	117%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.03	%^	.02%	.02%	.02%	.02%	.02%

See footnote summary on page 98.

ABFunds.com	AB All Market Total Return Portfolio 97

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended February 28, 2026 and for the years ended August 31, 2025, August 31, 2024, August 31, 2023, August 31, 2022 and August 31, 2021, such waiver amounted to .01% (annualized), .01%, .01%, .02%, .01% and .01%, respectively.

(g)	The expense ratios presented below exclude bank overdraft expense:

	Six Months Ended February 28, 2026 (unaudited)		Year Ended August 31,
			2025	2024	2023		2022	2021
Class A
Net of waivers/reimbursements	1.07	%^	1.07%	1.07%	1.08%		1.02%	1.03%
Before waivers/reimbursements	1.08	%^	1.13%	1.08%	1.10%		1.03%	1.05%
Class C
Net of waivers/reimbursements	1.82	%^	1.82%	1.84%	1.84%		1.78%	1.78%
Before waivers/reimbursements	1.84	%^	1.89%	1.85%	1.86%		1.79%	1.80%
Advisor Class
Net of waivers/reimbursements	.82	%^	.82%	.82%	.83%		.77%	.78%
Before waivers/reimbursements	.83	%^	.88%	.83%	.85%		.78%	.79%
Class I
Net of waivers/reimbursements	.82	%^	.82%	.82%	3.48	%(h)	.80%	.81%
Before waivers/reimbursements	.87	%^	.91%	.83%	3.50	%(h)	.81%	.83%

(h)	Reflects a onetime non-recurring accrual adjustment.

*	Includes a contribution from the Adviser which enhanced the performance for the year ended August 31, 2024 by 3.38%.

†

During the year ended August 31, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return

Class A	$.00	(d)	.04%	.04%

Class C	$.00	(d)	.04%	.04%

Advisor Class	$.00	(d)	.04%	.04%

^	Annualized.

See notes to consolidated financial statements.

98 AB All Market Total Return Portfolio	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB All Market Total Return Portfolio (the “Fund”) at a meeting held in-person on November 4-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

ABFunds.com	AB All Market Total Return Portfolio 99

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

100 AB All Market Total Return Portfolio	ABFunds.com

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods reviewed, the directors determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products,

ABFunds.com	AB All Market Total Return Portfolio 101

which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the median of a peer group and above the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

102 AB All Market Total Return Portfolio	ABFunds.com

NOTES

ABFunds.com	AB All Market Total Return Portfolio 103

NOTES

104 AB All Market Total Return Portfolio	ABFunds.com

AB ALL MARKET TOTAL RETURN PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

AMTR-0152-0226

February 28, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

February 28, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 55.6%
Information Technology – 20.6%
Electronic Equipment, Instruments & Components – 3.4%
Flex Ltd.(a)	15,882	$1,000,884
TE Connectivity PLC	7,660	1,762,949

		2,763,833

Semiconductors & Semiconductor Equipment – 8.7%
Broadcom, Inc.	4,014	1,282,674
Monolithic Power Systems, Inc.	440	502,806
NVIDIA Corp.	12,298	2,179,083
NXP Semiconductors NV	5,059	1,148,443
Qnity Electronics, Inc.	4,395	557,110
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	3,954	1,481,089

		7,151,205

Software – 4.8%
Cadence Design Systems, Inc.(a)	3,551	1,070,271
Crowdstrike Holdings, Inc. – Class A(a)	2,118	787,854
Microsoft Corp.	5,394	2,118,439

		3,976,564

Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.	11,359	3,000,821

		16,892,423

Health Care – 12.1%
Health Care Equipment & Supplies – 7.0%
GE HealthCare Technologies, Inc.	12,253	1,032,560
Hologic, Inc.(a)	8,757	659,927
Medtronic PLC	13,534	1,321,730
STERIS PLC	6,473	1,633,462
Stryker Corp.	2,919	1,130,996

		5,778,675

Pharmaceuticals – 5.1%
AstraZeneca PLC	4,631	965,332
Johnson & Johnson	8,480	2,106,687
Merck & Co., Inc.	8,737	1,081,815

		4,153,834

		9,932,509

Industrials – 9.2%
Commercial Services & Supplies – 3.9%
Tetra Tech, Inc.	23,804	853,135
Veralto Corp.	8,301	808,767

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Waste Management, Inc.	6,486	$1,562,088

		3,223,990

Electrical Equipment – 3.7%
Emerson Electric Co.	7,835	1,181,126
Rockwell Automation, Inc.	4,547	1,852,675

		3,033,801

Machinery – 1.6%
Cummins, Inc.	2,265	1,322,466

		7,580,257

Financials – 6.9%
Banks – 1.2%
Fifth Third Bancorp	19,897	984,305

Capital Markets – 2.5%
Intercontinental Exchange, Inc.	8,357	1,371,635
LPL Financial Holdings, Inc.	2,177	653,927

		2,025,562

Financial Services – 1.8%
Visa, Inc. – Class A	4,731	1,514,582

Insurance – 1.4%
Aflac, Inc.	9,807	1,107,504

		5,631,953

Utilities – 2.1%
Electric Utilities – 2.1%
NextEra Energy, Inc.	17,940	1,682,234

Communication Services – 2.1%
Interactive Media & Services – 2.1%
Alphabet, Inc. – Class A	5,392	1,681,010

Real Estate – 1.5%
Health Care REITs – 1.5%
Welltower, Inc.	6,050	1,253,076

Energy – 1.1%
Oil, Gas & Consumable Fuels – 1.1%
Cameco Corp.	7,677	908,957

Total Common Stocks (cost $34,416,589)		45,562,419

2 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Principal Amount (000)	U.S. $ Value

GOVERNMENTS – TREASURIES – 37.1%
United States – 37.1%
U.S. Treasury Bonds 2.50%, 02/15/2046	$803	$580,437
3.00%, 05/15/2042	105	87,216
3.00%, 02/15/2048	579	446,774
3.625%, 02/15/2053	502	421,780
3.875%, 02/15/2043	102	94,509
3.875%, 05/15/2043	80	73,950
4.25%, 02/15/2054	450	421,055
4.375%, 08/15/2043	115	113,230
4.50%, 02/15/2036	39	40,802
4.50%, 02/15/2044	105	104,688
4.75%, 11/15/2043	2,783	2,864,774
4.75%, 11/15/2053	2,356	2,394,386
6.125%, 08/15/2029	1,157	1,255,345
U.S. Treasury Notes 0.625%, 05/15/2030	2,202	1,958,232
2.75%, 08/15/2032	751	711,022
3.50%, 01/31/2028	659	659,886
3.625%, 09/30/2031	131	131,315
3.75%, 12/31/2028	1,413	1,426,587
3.875%, 12/31/2027	928	935,181
3.875%, 08/15/2033	95	95,381
4.00%, 02/29/2028	521	526,518
4.00%, 06/30/2028	218	220,913
4.00%, 01/31/2029	40	40,364
4.125%, 10/31/2027	928	938,303
4.125%, 07/31/2031	589	604,911
4.125%, 11/15/2032	115	117,977
4.25%, 02/28/2031	1,343	1,386,751
4.25%, 08/15/2035	312	319,649
4.375%, 11/30/2028	389	398,938
4.375%, 05/15/2034	2,765	2,870,432
4.50%, 11/15/2033	1,806	1,891,471
4.625%, 09/30/2028	2,280	2,349,497
4.625%, 02/15/2035	859	906,034
4.875%, 10/31/2028	1,169	1,212,954
4.875%, 10/31/2030	1,735	1,835,695

Total Governments – Treasuries (cost $29,994,669)		30,436,957

AGENCIES – 2.7%
Agency Debentures – 2.7%
Federal Home Loan Banks 4.125%, 01/15/2027	85	85,390
4.50%, 03/13/2026	835	835,184

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Principal Amount (000)	U.S. $ Value

Federal National Mortgage Association 6.625%, 11/15/2030	$1,152	$1,304,513

Total Agencies (cost $2,334,460)		2,225,087

	Shares
SHORT-TERM INVESTMENTS – 4.2%
Investment Companies – 4.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.53%(b)(c)(d) (cost $3,409,847)	3,409,847	3,409,847

Total Investments – 99.6% (cost $70,155,565)		81,634,310
Other assets less liabilities – 0.4%		344,875

Net Assets – 100.0%		$81,979,185

(a)	Non-income producing security.

(b)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See notes to financial statements.

4 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

February 28, 2026 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $66,745,718)	$78,224,463
Affiliated issuers (cost $3,409,847)	3,409,847
Foreign currencies, at value (cost $159,472)	181,549
Unaffiliated interest and dividends receivable	442,329
Receivable for investment securities sold	178,617
Receivable due from Adviser	14,924
Affiliated dividends receivable	7,922
Receivable for shares of beneficial interest sold	3,108

Total assets	82,462,759

Liabilities
Payable for investment securities purchased	285,827
Advisory fee payable	31,644
Audit and tax fee payable	30,244
Payable for shares of beneficial interest redeemed	17,088
Distribution fee payable	15,410
Transfer Agent fee payable	5,144
Trustees’ fees payable	4,376
Accrued expenses and other liabilities	93,841

Total liabilities	483,574

Net Assets	$81,979,185

Composition of Net Assets
Shares of beneficial interest, at par	$65
Additional paid-in capital	78,588,189
Distributable earnings	3,390,931

Net Assets	$81,979,185

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$77,100,953	6,089,820	$12.66	*

C	$715,252	56,353	$12.69

Advisor	$3,999,129	313,215	$12.77

I	$148,933	11,508	$12.94

Z	$14,918	1,177	$12.67

*	The maximum offering price per share for Class A shares was $13.22 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 5

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2026 (unaudited)

Investment Income
Interest	$680,412
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $3,244)	259,581
Affiliated issuers	38,341
Securities lending income, net	158	$978,492

Expenses
Advisory fee (see Note B)	213,015
Distribution fee—Class A	100,379
Distribution fee—Class C	4,085
Transfer agency—Class A	42,124
Transfer agency—Class C	460
Transfer agency—Advisor Class	2,099
Transfer agency—Class I	32
Transfer agency—Class Z	2
Registration fees	37,094
Custody and accounting	34,930
Audit and tax	31,609
Legal	23,336
Printing	12,588
Trustees’ fees	8,598
Miscellaneous	6,457

Total expenses	516,808
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(94,811)

Net expenses		421,997

Net investment income		556,495

Realized and Unrealized Gain on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions		71,031
Foreign currency transactions		19
Net change in unrealized appreciation (depreciation) of:
Investments		321,271
Foreign currency denominated assets and liabilities		2,670

Net gain on investment and foreign currency transactions		394,991

Net Increase in Net Assets from Operations		$951,486

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$556,495	$1,072,048
Net realized gain on investment and foreign currency transactions	71,050	3,988,201
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	323,941	(4,695,320)
Contributions from Affiliates (see Note B)	– 0	–	574

Net increase in net assets from operations	951,486	365,503
Distributions to Shareholders
Class A	(973,912)	(1,078,545)
Class C	(1,774)	(985)
Advisor Class	(59,098)	(68,507)
Class I	(726)	(712)
Class Z	(224)	(246)
Transactions in Shares of Beneficial Interest
Net decrease	(4,849,760)	(12,814,147)

Total decrease	(4,934,008)	(13,597,639)
Net Assets
Beginning of period	86,913,193	100,510,832

End of period	$81,979,185	$86,913,193

See notes to financial statements.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 7

NOTES TO FINANCIAL STATEMENTS

February 28, 2026 (unaudited)

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Company, which is a Massachusetts Business Trust, operates as a series company currently comprised of five series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Sustainable Thematic Balanced Portfolio (the “Fund”). The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class R, Class K and Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date. On days when a trade does not occur, these options are valued using models that consider the terms of the option and relevant market inputs; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 9

NOTES TO FINANCIAL STATEMENTS (continued)

foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks	$45,562,419		$	– 0	–	$	– 0	–	$45,562,419
Governments – Treasuries	– 0	–		30,436,957			– 0	–	30,436,957
Agencies	– 0	–		2,225,087			– 0	–	2,225,087
Short-Term Investments	3,409,847			– 0	–		– 0	–	3,409,847

Total Investments in Securities	48,972,266			32,662,044			– 0	–	81,634,310
Other Financial Instruments(a)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$48,972,266			$32,662,044		$	– 0	–	$81,634,310

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned. The Fund files withholding tax reclaims in certain jurisdictions to recover

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NOTES TO FINANCIAL STATEMENTS (continued)

a portion of amounts previously withheld. The Fund may record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business

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NOTES TO FINANCIAL STATEMENTS (continued)

activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

The Adviser has contractually agreed to waive its management fees and/or bear certain expenses of the Fund until December 31, 2025 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense and extraordinary expenses), on an annualized basis, from exceeding 1.00%, 1.75%, .75%, .75%, and .75% of average daily net assets, for Class A, Class C, Advisor Class, Class I and Class Z shares, respectively. The Expense Caps may not be terminated by the Adviser before December 31, 2026. For the six months ended February 28, 2026, such reimbursements/waivers amounted to $92,777.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $12,963 for the six months ended February 28, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $376 from the sale of Class A shares and received $163 and $5 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended February 28, 2026.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 13

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended February 28, 2026, such waiver amounted to $2,015.

A summary of the Fund’s transactions in AB mutual funds for the six months ended February 28, 2026 is as follows:

Fund	Market Value 8/31/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/26 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$3,216		$12,489	$12,295	$3,410		$38
AB Government Money Market Portfolio*	– 0	–	762	762	– 0	–	0	**

Total					$3,410		$38

*	Investments of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

During the year ended August 31, 2025, the Adviser reimbursed the Fund $574 for trading losses incurred due to a trade entry error.

NOTE C

Distribution Plan

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this

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NOTES TO FINANCIAL STATEMENTS (continued)

reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” plan.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plan also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended February 28, 2026 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$18,953,030	$24,649,164
U.S. government securities	4,719,628	5,064,819

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$12,541,725
Gross unrealized depreciation	(1,062,980)

Net unrealized appreciation	$11,478,745

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended February 28, 2026.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned.

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NOTES TO FINANCIAL STATEMENTS (continued)

A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended February 28, 2026 is as follows:

Market Value of Securities on Loan*	Cash Collateral*		Market Value of Non-Cash Collateral*		Income from Borrowers	AB Government Money Market Portfolio
						Income Earned	Advisory Fee Waived
$0	$	– 0 –	$	– 0 –	$150	$8	$19

*	As of February 28, 2026.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31, 2025	Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31, 2025

Class A
Shares sold	34,345	62,114	$445,006	$762,271

Shares issued in reinvestment of dividends	67,751	79,277	859,087	955,278

Shares converted from Class C	14,554	17,863	188,051	221,336

Shares redeemed	(494,717)	(1,078,926)	(6,359,219)	(13,150,410)

Net decrease	(378,067)	(919,672)	$(4,867,075)	$(11,211,525)

Class C
Shares sold	7,778	6,229	$100,872	$77,181

Shares issued in reinvestment of dividends	132	69	1,680	837

Shares converted to Class A	(14,587)	(17,969)	(188,051)	(221,336)

Shares redeemed	(2,413)	(42,870)	(30,928)	(521,347)

Net decrease	(9,090)	(54,541)	$(116,427)	$(664,665)

Advisor Class
Shares sold	25,872	82,943	$335,149	$1,016,468

Shares issued in reinvestment of dividends	4,055	5,034	51,828	61,164

Shares redeemed	(27,242)	(160,153)	(353,812)	(2,014,206)

Net increase (decrease)	2,685	(72,176)	$33,165	$(936,574)

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 17

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31, 2025	Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31, 2025

Class I
Shares sold	7,729	180	$101,096	$2,252

Shares issued in reinvestment of dividends and distributions	44	46	572	563

Shares redeemed	(6)	(322)	(77)	(3,907)

Net increase (decrease)	7,767	(96)	$101,591	$(1,092)

Class Z
Shares sold	374	270	$4,776	$3,301

Share issued in reinvestment of dividends and distributions	6	8	82	102

Shares redeemed	(457)	(303)	(5,872)	(3,694)

Net decrease	(77)	(25)	$(1,014)	$(291)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

ESG Risk—Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and “sustainability” criteria are not uniformly defined, and the Fund’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

18 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Allocation Risk—The allocation of investments among different investment styles, such as equity or debt, growth or value, U.S. or non-U.S. securities, or diversification strategies, may have a more significant effect on the Fund’s net asset value, or NAV, when one of these investments is performing more poorly than another.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 19

NOTES TO FINANCIAL STATEMENTS (continued)

transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and is included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended February 28, 2026.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2025 and August 31, 2024 were as follows:

	2025		2024
Distributions paid from:
Ordinary income	$1,148,995		$886,658
Net long-term capital gains	– 0	–	– 0	–

Total taxable distributions paid	$1,148,995		$886,658

20 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$673,440
Accumulated capital and other losses	(7,956,652	)(a)
Unrealized appreciation (depreciation)	10,758,391	(b)

Total accumulated earnings (deficit)	$3,475,179

(a)

As of August 31, 2025, the Fund had a net capital loss carryforward of $7,956,652. During the fiscal year, the Fund utilized $3,902,856 of capital loss carry forwards to offset current year net realized gains.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the Fund had a net short-term capital loss carryforward of $4,222,521 and a net long-term capital loss carryforward of $3,734,131 which may be carried forward for an indefinite period.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 21

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 12.68	$ 12.73	$ 11.26	$ 10.93	$ 13.80	$ 12.38

Income From Investment Operations

Net investment income (loss)(a)(b)	.08	.14†	.13	.07	(.02)	.12

Net realized and unrealized gain (loss) on investment transactions	.06	(.04)	1.44	.71	(2.39)	1.74

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.14	.10	1.57	.78	(2.41)	1.86

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.15)	(.10)	– 0	–	(.36)	(.44)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.45)	(.10)	– 0	–

Total dividends and distributions	(.16)	(.15)	(.10)	(.45)	(.46)	(.44)

Net asset value, end of period	$ 12.66	$ 12.68	$ 12.73	$ 11.26	$ 10.93	$ 13.80

Total Return

Total investment return based on net asset value(d)	1.08%	.86	%†	14.06%	7.59%	(18.04)%	15.54%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$77,101	$82,043	$94,012	$92,712	$101,192	$138,753

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.00	%^	1.00%	1.00%	1.00%	1.09%	1.25%

Expenses, before waivers/reimbursements(e)‡	1.22	%^	1.24%	1.22%	1.22%	1.31%	1.36%

Net investment income (loss)(b)	1.30	%^	1.18	%†	1.15%	.69%	(.13)%	.95%

Portfolio turnover rate	29%	51%	53%	46%	174%	120%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.01%	.00%	.00%	.04%	.14%

See footnote summary on page 27.

22 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 12.64	$ 12.62	$ 11.16	$ 10.91	$ 13.76	$ 12.32

Income From Investment Operations

Net investment income (loss)(a)(b)	.04	.05†	.04	(.01)	(.11)	.02

Net realized and unrealized gain (loss) on investment transactions	.04	(.02)	1.42	.71	(2.41)	1.75

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.08	.03	1.46	.70	(2.52)	1.77

Less: Dividends and Distributions

Dividends from net investment income	(.03)	(.01)	– 0	–	– 0	–	(.23)	(.33)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.45)	(.10)	– 0	–

Total dividends and distributions	(.03)	(.01)	– 0	–	(.45)	(.33)	(.33)

Net asset value, end of period	$ 12.69	$ 12.64	$ 12.62	$ 11.16	$ 10.91	$ 13.76

Total Return

Total investment return based on net asset value(d)	.62%	.24	%†	13.08%	6.86%	(18.73)%	14.64%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$715	$827	$1,515	$2,415	$3,650	$6,257

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.74	%^	1.75%	1.75%	1.75%	1.90%	1.98%

Expenses, before waivers/reimbursements(e)‡	1.97	%^	1.99%	2.00%	1.98%	2.06%	2.09%

Net investment income (loss)(b)	.55	%^	.41	%†	.39%	(.07)%	(.93)%	.18%

Portfolio turnover rate	29%	51%	53%	46%	174%	120%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.01%	.00%	.00%	.04%	.14%

See footnote summary on page 27.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 12.81	$ 12.85	$ 11.37	$ 11.01	$ 13.88	$ 12.44

Income From Investment Operations

Net investment income(a)(b)	.10	.18†	.17	.10	.04	.16

Net realized and unrealized gain (loss) on investment transactions	.05	(.04)	1.44	.71	(2.43)	1.76

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.15	.14	1.61	.81	(2.39)	1.92

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.18)	(.13)	– 0	–	(.38)	(.48)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.45)	(.10)	– 0	–

Total dividends and distributions	(.019)	(.18)	(.13)	(.45)	(.48)	(.48)

Net asset value, end of period	$ 12.77	$ 12.81	$ 12.85	$ 11.37	$ 11.01	$ 13.88

Total Return

Total investment return based on net asset value(d)	1.20%	1.20	%†	14.31%	7.82%	(17.79)%	15.82%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,999	$3,978	$4,918	$3,706	$4,331	$5,790

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.75	%^	.75%	.75%	.75%	.71%	1.00%

Expenses, before waivers/reimbursements(e)‡	.97	%^	.99%	.92%	.97%	1.06%	1.11%

Net investment income(b)	1.56	%^	1.43	%†	1.40%	.93%	.33%	1.20%

Portfolio turnover rate	29%	51%	53%	46%	174%	120%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.01%	.00%	.00%	.04%	.14%

See footnote summary on page 27.

24 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 12.98	$ 13.02	$ 11.51	$ 11.13	$ 14.03	$ 12.58

Income From Investment Operations

Net investment income(a)(b)	.11	.18	.17	.10	.02	.16

Net realized and unrealized gain (loss) on investment transactions	.04	(.04)	1.47	.73	(2.44)	1.77

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.15	.14	1.64	.83	(2.42)	1.93

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.18)	(.13)	– 0	–	(.38)	(.48)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.45)	(.10)	– 0	–

Total dividends and distributions	(.19)	(.18)	(.13)	(.45)	(.48)	(.48)

Net asset value, end of period	$ 12.94	$ 12.98	$ 13.02	$ 11.51	$ 11.13	$ 14.03

Total Return

Total investment return based on net asset value(d)	1.16%	1.18%	14.36%	7.92%	(17.83)%	15.81%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$149	$49	$50	$39	$35	$41

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.74	%^	.75%	.75%	.75%	.83%	1.01%

Expenses, before waivers/reimbursements(e)‡	.96	%^	.96%	.95%	5.21	%(f)	1.08%	1.13%

Net investment income(b)	1.69	%^	1.41%	1.40%	.95%	.14%	1.18%

Portfolio turnover rate	29%	51%	53%	46%	174%	120%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.01%	.00%	.00%	.04%	.14%

See footnote summary on page 27.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class Z
Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31,
2025	2024	2023	December 15, 2021(g) to August 31, 202 2

Net asset value, beginning of period	$ 12.71	$ 12.76	$ 11.28	$ 10.93	$ 13.54

Income From Investment Operations

Net investment income(a)(b)	.10	.17	.16	.10	.02

Net realized and unrealized gain (loss) on investment transactions	.05	(.03)	1.44	.70	(2.14)
Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.15	.14	1.60	.80	(2.12)

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.19)	(.12)	– 0 –	(.39)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.45)	(.10)

Total distributions	(.19)	(.19)	(.12)	(.45)	(.49)

Net asset value, end of period	$ 12.67	$ 12.71	$ 12.76	$ 11.28	$ 10.93

Total Return

Total investment return based on net asset value(d)	1.20%	1.13%	14.38%	7.79%	(16.27)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$15	$16	$16	$12	$8

Ratio to average net assets of:

Expenses, net of waivers/reimbursements‡	.76	%^	.75%	.75%	.75%	.75	%^

Expenses, before waivers/reimbursements‡	.90	%^	.93%	.91%	.84%	.96	%^

Net investment income(b)	1.55	%^	1.41%	1.40%	.96%	.21	%^

Portfolio turnover rate	29%	51%	53%	46%	174%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.01%	.00%	.00%	.00	%^

See footnote summary on page 27.

26 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended August 31, 2022 and August 31, 2021, such waiver amounted to .03% and .11%, respectively.

(f)	Reflects a onetime non-recurring accrual adjustment.

(g)	Commencement of distributions.

†

During the year ended August 31, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return

Class A	$.00	(c)	.02%	.02%

Class C	$.00	(c)	.02%	.02%

Advisor Class	$.00	(c)	.02%	.02%

^	Annualized.

See notes to financial statements.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 27

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Sustainable Thematic Balanced Portfolio (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

28 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 29

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also

30 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the median of a peer group and equal to the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ABFunds.com	AB Sustainable Thematic Balanced Portfolio 31

NOTES

32 AB Sustainable Thematic Balanced Portfolio	ABFunds.com

AB SUSTAINABLE THEMATIC BALANCED PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

STB-0152-0226

February 28, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB TAX-MANAGED WEALTH APPRECIATION STRATEGY

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

February 28, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 60.2%
Information Technology – 17.7%
Communications Equipment – 0.7%
Cisco Systems, Inc.	48,223	$3,831,800
Motorola Solutions, Inc.	7,121	3,434,173

		7,265,973

Electronic Equipment, Instruments & Components – 0.1%
CDW Corp./DE	9,342	1,145,703

Semiconductors & Semiconductor Equipment – 9.3%
Advanced Micro Devices, Inc.(a)	2,742	548,976
Applied Materials, Inc.	21,380	7,959,774
ASML Holding NV (REG)	988	1,433,153
Broadcom, Inc.	58,125	18,573,844
KLA Corp.	1,810	2,759,435
NVIDIA Corp.	258,635	45,827,536
NXP Semiconductors NV	25,790	5,854,588
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	29,080	10,892,786
Texas Instruments, Inc.	8,454	1,793,178

		95,643,270

Software – 4.7%
Adobe, Inc.(a)	5,974	1,567,637
Microsoft Corp.	100,544	39,487,651
Oracle Corp.	43,598	6,339,149
ServiceNow, Inc.(a)	8,060	870,561

		48,264,998

Technology Hardware, Storage & Peripherals – 2.9%
Apple, Inc.	112,647	29,759,084

		182,079,028

Financials – 9.2%
Banks – 2.7%
Bank of America Corp.	220,137	10,969,427
Fifth Third Bancorp	19,722	975,647
JPMorgan Chase & Co.	7,890	2,369,367
PNC Financial Services Group, Inc. (The)	6,974	1,480,929
Wells Fargo & Co.	144,886	11,800,964

		27,596,334

Capital Markets – 2.8%
Charles Schwab Corp. (The)	102,987	9,804,363
Goldman Sachs Group, Inc. (The)	13,562	11,657,488
LPL Financial Holdings, Inc.	2,952	886,722
S&P Global, Inc.	13,931	6,155,830

		28,504,403

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Finance – 0.4%
Capital One Financial Corp.	20,936	$4,095,919

Financial Services – 1.7%
Visa, Inc. – Class A	54,512	17,451,472

Insurance – 1.6%
Everest Group Ltd.	7,716	2,588,641
Marsh & McLennan Cos., Inc.	18,118	3,383,355
Progressive Corp. (The)	35,998	7,691,333
Willis Towers Watson PLC	10,001	3,052,005

		16,715,334

		94,363,462

Communication Services – 7.5%
Diversified Telecommunication Services – 0.0%
Comcast Corp. – Class A	2,494	77,214

Entertainment – 0.9%
Walt Disney Co. (The)	90,455	9,591,848

Interactive Media & Services – 5.9%
Alphabet, Inc. – Class A	9,993	3,115,418
Alphabet, Inc. – Class C	107,312	33,420,176
Meta Platforms, Inc. – Class A	34,189	22,160,626
Reddit, Inc. – Class A(a)	12,830	1,870,742

		60,566,962

Wireless Telecommunication Services – 0.7%
T-Mobile US, Inc.	29,971	6,506,405

		76,742,429

Industrials – 6.5%
Aerospace & Defense – 1.5%
BAE Systems PLC (Sponsored ADR)	35,972	4,172,752
Hexcel Corp.	46,857	4,343,176
RTX Corp.	35,715	7,236,573

		15,752,501

Building Products – 0.3%
Carrier Global Corp.	38,882	2,504,001
Otis Worldwide Corp.	3,272	302,856

		2,806,857

Commercial Services & Supplies – 0.3%
Veralto Corp.	33,254	3,239,937

Construction & Engineering – 0.1%
AECOM	14,454	1,416,203

Electrical Equipment – 2.0%
Eaton Corp. PLC	28,704	10,790,408
GE Vernova, Inc.	11,491	10,038,537

		20,828,945

2 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Ground Transportation – 0.9%
CSX Corp.	194,685	$8,311,103
Norfolk Southern Corp.	3,002	944,849

		9,255,952

Machinery – 1.0%
Deere & Co.	11,201	7,053,382
Ingersoll Rand, Inc.	10,221	962,205
PACCAR, Inc.	4,239	534,495
Pentair PLC	12,863	1,275,881

		9,825,963

Professional Services – 0.1%
Booz Allen Hamilton Holding Corp.	8,979	707,815

Trading Companies & Distributors – 0.3%
United Rentals, Inc.	3,945	3,313,800

		67,147,973

Health Care – 6.1%
Biotechnology – 0.7%
Gilead Sciences, Inc.	412	61,367
Regeneron Pharmaceuticals, Inc.	1,560	1,219,405
Vertex Pharmaceuticals, Inc.(a)	12,579	6,249,625

		7,530,397

Health Care Equipment & Supplies – 1.2%
Edwards Lifesciences Corp.(a)	25,442	2,199,970
Intuitive Surgical, Inc.(a)	2,352	1,184,255
Medtronic PLC	51,743	5,053,221
Stryker Corp.	10,293	3,988,126

		12,425,572

Health Care Providers & Services – 1.3%
Encompass Health Corp.	10,384	1,120,226
Labcorp Holdings, Inc.	12,826	3,708,253
UnitedHealth Group, Inc.	28,251	8,285,171

		13,113,650

Life Sciences Tools & Services – 1.4%
IQVIA Holdings, Inc.(a)	32,607	5,830,458
Thermo Fisher Scientific, Inc.	15,828	8,248,129

		14,078,587

Pharmaceuticals – 1.5%
Eli Lilly & Co.	4,131	4,345,771
Johnson & Johnson	9,589	2,382,195
Merck & Co., Inc.	48,228	5,971,591
Pfizer, Inc.	8,730	241,385
Roche Holding AG (Sponsored ADR)	15,678	933,625
Zoetis, Inc.	15,485	2,030,083

		15,904,650

		63,052,856

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Discretionary – 5.1%
Broadline Retail – 2.5%
Amazon.com, Inc.(a)	122,629	$25,752,090

Hotels, Restaurants & Leisure – 0.4%
Booking Holdings, Inc.	236	1,000,487
Hyatt Hotels Corp. – Class A	12,158	1,963,517
Starbucks Corp.	8,298	813,370

		3,777,374

Specialty Retail – 2.2%
AutoZone, Inc.(a)	2,119	7,958,074
Home Depot, Inc. (The)	24,189	9,209,236
TJX Cos., Inc. (The)	34,944	5,649,047

		22,816,357

		52,345,821

Consumer Staples – 3.1%
Beverages – 0.7%
Coca-Cola Co. (The)	87,708	7,153,464

Consumer Staples Distribution & Retail – 2.0%
Costco Wholesale Corp.	7,114	7,190,760
Dollar Tree, Inc.(a)	40,030	5,062,994
Walmart, Inc.	63,526	8,128,152

		20,381,906

Household Products – 0.4%
Procter & Gamble Co. (The)	23,219	3,882,217

		31,417,587

Energy – 1.6%
Energy Equipment & Services – 0.2%
Baker Hughes Co.	29,572	1,929,869

Oil, Gas & Consumable Fuels – 1.4%
Chevron Corp.	8,580	1,602,401
EOG Resources, Inc.	64,115	7,955,389
Exxon Mobil Corp.	36,080	5,502,200

		15,059,990

		16,989,859

Materials – 1.4%
Chemicals – 1.2%
Corteva, Inc.	85,703	6,866,524
Linde PLC	10,594	5,382,600
Westlake Corp.	1,866	196,639

		12,445,763

Construction Materials – 0.2%
Eagle Materials, Inc.	8,654	1,936,765

		14,382,528

4 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Utilities – 1.1%
Electric Utilities – 0.7%
American Electric Power Co., Inc.	54,787	$7,331,597

Multi-Utilities – 0.4%
Ameren Corp.	35,665	4,040,131

		11,371,728

Real Estate – 0.9%
Industrial REITs – 0.1%
Prologis, Inc.	9,960	1,419,997

Real Estate Management & Development – 0.0%
CBRE Group, Inc. – Class A(a)	450	66,447

Specialized REITs – 0.8%
Digital Realty Trust, Inc.	19,339	3,426,871
Extra Space Storage, Inc.	27,864	4,208,300

		7,635,171

		9,121,615

Total Common Stocks (cost $260,124,586)		619,014,886

INVESTMENT COMPANIES – 39.2%
Funds and Investment Trusts – 39.2%(b)(c)
AB Discovery Growth Fund, Inc. – Class Z	1,771,576	23,154,498
AB Emerging Markets Opportunities ETF	508,425	24,516,253
AB Trust – AB Discovery Value Fund – Class Z	1,407,180	30,620,237
Bernstein Fund, Inc. – International Small Cap Portfolio – Class Z	2,637,598	41,199,288
Bernstein Fund, Inc. – International Strategic Equities Portfolio – Class Z	14,022,324	262,357,677
Bernstein Fund, Inc. – Small Cap Core Portfolio – Class Z	1,729,024	21,370,737

Total Investment Companies (cost $292,910,690)		403,218,690

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.53%(b)(c)(d) (cost $4,722,954)	4,722,954	4,722,954

Total Investments – 99.8% (cost $557,758,230)		1,026,956,530
Other assets less liabilities – 0.2%		1,731,891

Net Assets – 100.0%		$1,028,688,421

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 5

PORTFOLIO OF INVESTMENTS (continued)

(a)	Non-income producing security.

(b)	Affiliated investments.

(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

REIT – Real Estate Investment Trust

See notes to financial statements.

6 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

February 28, 2026 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $260,124,586)	$619,014,886
Affiliated issuers (cost $297,633,644)	407,941,644
Cash	1,617,488
Foreign currencies, at value (cost $572)	655
Unaffiliated dividends receivable	561,589
Receivable for shares of beneficial interest sold	418,693
Receivable due from Adviser	200,352
Affiliated dividends receivable	12,804

Total assets	1,029,768,111

Liabilities
Advisory fee payable	507,917
Payable for shares of beneficial interest redeemed	391,708
Administrative fee payable	57,352
Distribution fee payable	10,669
Trustees’ fees payable	6,325
Transfer Agent fee payable	5,634
Accrued expenses	100,085

Total liabilities	1,079,690

Net Assets	$1,028,688,421

Composition of Net Assets
Shares of beneficial interest, at par	$381
Additional paid-in capital	501,670,729
Distributable earnings	527,017,311

Net Assets	$1,028,688,421

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$53,118,417	1,979,265	$26.84	*

C	$726,888	27,146	$26.78

Advisor	$974,843,116	36,128,467	$26.98

*	The maximum offering price per share for Class A shares was $28.03 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 7

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2026 (unaudited)

Investment Income
Dividends
Affiliated issuers	$10,013,265
Unaffiliated issuers (net of foreign taxes withheld of $15,978)	3,510,230
Interest	5,056	$13,528,551

Expenses
Advisory fee (see Note B)	3,182,107
Distribution fee—Class A	63,541
Distribution fee—Class C	3,647
Transfer agency—Class A	2,985
Transfer agency—Class C	58
Transfer agency—Advisor Class	54,474
Custody and accounting	44,143
Administrative	41,038
Audit and tax	31,413
Legal	25,736
Registration fees	25,337
Printing	15,246
Trustees’ fees	12,552
Miscellaneous	15,173

Total expenses	3,517,450
Less: expenses waived and reimbursed by the Adviser (see Note B)	(1,206,310)

Net expenses		2,311,140

Net investment income		11,217,411

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on:
Affiliated Underlying Portfolios		5,360,386
Investment transactions		27,647,153
Net realized gain distributions from Affiliated Underlying Portfolios		25,796,164
Net change in unrealized appreciation (depreciation) of:
Affiliated Underlying Portfolios		38,985,919
Investments		(2,849,501)
Foreign currency denominated assets and liabilities		39

Net gain on investment and foreign currency transactions		94,940,160

Contributions from Affiliates (see Note B)		596

Net Increase in Net Assets from Operations		$106,158,167

See notes to financial statements.

8 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31, 2025
Increase in Net Assets from Operations
Net investment income	$11,217,411	$10,259,365
Net realized gain on investment and foreign currency transactions	33,007,539	27,611,034
Net realized gain distributions from Affiliated Underlying Portfolios	25,796,164	4,859,521
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	36,136,457	80,772,670
Contributions from Affiliates (see Note B)	596	– 0	–

Net increase in net assets from operations	106,158,167	123,502,590
Distributions to Shareholders
Class A	(2,062,611)	(1,021,550)
Class C	(23,830)	(5,111)
Advisor Class	(39,420,764)	(19,517,501)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	28,020,399	(23,896,949)

Total increase	92,671,361	79,061,479
Net Assets
Beginning of period	936,017,060	856,955,581

End of period	$1,028,688,421	$936,017,060

See notes to financial statements.

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 9

NOTES TO FINANCIAL STATEMENTS

February 28, 2026 (unaudited)

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Company, which is a Massachusetts Business Trust, operates as a series company currently comprised of five series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Tax-Managed Wealth Appreciation Strategy (the “Fund”). The Fund offers Class A, Class C and Advisor Class shares. Class T and Class Z have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All five classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc.

10 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

(“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date. On days when a trade does not occur, these options are valued using models that consider the terms of the option and relevant market inputs; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 11

NOTES TO FINANCIAL STATEMENTS (continued)

the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

12 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$619,014,886		$	– 0	–	$	– 0	–	$619,014,886
Investment Companies	403,218,690			– 0	–		– 0	–	403,218,690
Short-Term Investments	4,722,954			– 0	–		– 0	–	4,722,954

Total Investments in Securities	1,026,956,530			– 0	–		– 0	–	1,026,956,530
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,026,956,530		$	– 0	–	$	– 0	–	$1,026,956,530

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 13

NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating

14 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segments performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate of .65% of the first $2.5 billion, .55% of the next $2.5 billion and .50% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended February 28, 2026, the reimbursement for such services amounted to $41,038.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $33,144 for the six months ended February 28, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $656 from the sale of Class A shares and received $-0- and $39 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended February 28, 2026.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 15

NOTES TO FINANCIAL STATEMENTS (continued)

advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended February 28, 2026, such waiver amounted to $2,932.

In connection with the Fund’s investments in other AB mutual funds, the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of AB mutual funds, as paid by the Fund as an acquired fund fee and expense. These fee waivers and/or expense reimbursements will remain in effect until December 31, 2026. For the six months ended February 28, 2026, such waivers and/or reimbursements amounted to $1,203,378.

A summary of the Fund’s transactions in AB mutual funds for the six months ended February 28, 2026 is as follows:

	Market Value 8/31/25 (000)		Purchases at Cost (000)		Sales Proceeds (000)		Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 2/28/26 (000)		Distributions
Fund															Dividend Income (000)		Realized Gains (000)
AB Government Money Market Portfolio	$1,918		$49,821		$47,015		$	– 0	–	$	– 0	–	$4,724		$54		$	– 0	–
AB Discovery Growth Fund, Inc.	21,670		2,102		– 0	–		– 0	–		(618)		23,154		184			1,919
AB Trust - AB Discovery Value Fund	28,722		1,670		627			(30)			885		30,620		248			1,421
Bernstein Fund, Inc.:
International Small Cap Portfolio	33,943		4,797		– 0	–		– 0	–		2,459		41,199		1,922			2,875
International Strategic Equities Portfolio	203,927		26,874		4,470			1,152			34,875		262,358		7,439			17,727
Small Cap Core Portfolio	19,624		1,963		– 0	–		– 0	–		(216)		21,371		109			1,854
AB Emerging Markets Opportunities ETF	– 0	–	20,671		– 0	–		– 0	–		3,845		24,516		57			– 0	–
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	18,878		– 0	–	20,872			4,238			(2,244)		– 0	–	– 0	–		– 0	–

Total								$5,360			$38,986		$407,942		$10,013			$25,796

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NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended February 28, 2026, the Adviser reimbursed the Fund $596 for trading losses incurred due to a NAV entry error.

NOTE C

Distribution Plan

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” plan.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plan also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended February 28, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$142,435,898		$123,428,823
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$470,714,993
Gross unrealized depreciation	(1,516,693)

Net unrealized appreciation	$469,198,300

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 17

NOTES TO FINANCIAL STATEMENTS (continued)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended February 28, 2026.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31, 2025	Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31, 2025

Class A
Shares sold	33,864	19,909	$882,542	$454,298

Shares issued in reinvestment of dividends and distributions	71,432	37,945	1,805,079	862,861

Shares converted from Class C	3,467	2,401	91,540	55,910

Shares redeemed	(59,594)	(218,009)	(1,563,088)	(4,991,988)

Net increase (decrease)	49,169	(157,754)	$1,216,073	$(3,618,919)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31, 2025	Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31, 2025

Class C
Shares sold	1,679	12,132	$42,900	$265,655

Shares issued in reinvestment of dividends and distributions	944	225	23,830	5,109

Shares converted to Class A	(3,489)	(2,409)	(91,540)	(55,910)

Shares redeemed	(198)	(7,410)	(5,025)	(168,158)

Net increase (decrease)	(1,064)	2,538	$(29,835)	$46,696

Advisor Class
Shares sold	1,097,016	1,887,292	$28,891,829	$43,055,236

Shares issued in reinvestment of dividends and distributions	1,437,742	780,562	36,504,275	17,835,856

Shares redeemed	(1,465,416)	(3,543,595)	(38,561,943)	(81,215,818)

Net increase (decrease)	1,069,342	(875,741)	$26,834,161	$(20,324,726)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Foreign (Non-U.S.) Risk—The Fund’s investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging-Market Risk—Investments in emerging market countries may have more risk than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation and increased economic, political, regulatory or other uncertainties.

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 19

NOTES TO FINANCIAL STATEMENTS (continued)

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies are subject to market and management risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies in which the Fund invests (to the extent these expenses are not waived or reimbursed by the Adviser).

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capital Gain Risk— A substantial portion of the Fund’s net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected. The Fund’s tax-management strategies may result in it forgoing performance in favor of tax benefits that may not materialize, or may result in pre-tax performance that is lower than that of funds that do not use tax-management strategies.

20 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and is included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended February 28, 2026.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2025 and August 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$10,263,244	$8,824,834
Net long-term capital gains	10,280,918	4,722,619

Total taxable distributions paid	$20,544,162	$13,547,453

As of August 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$755,887
Undistributed capital gains	30,125,484
Unrealized appreciation (depreciation)	431,485,574	(a)

Total accumulated earnings (deficit)	$462,366,945

(a)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to return of capital distributions received from underlying securities and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the Fund did not have any capital loss carryforwards.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 21

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 25.14	$ 22.39	$ 18.21	$ 17.15	$ 21.60	$ 16.81

Income From Investment Operations

Net investment income(a)(b)	.27	.22†	.24	.19	.28	.11

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.50	3.03	4.25	1.77	(3.56)	4.87

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	2.77	3.25	4.49	1.96	(3.28)	4.98

Less: Dividends and Distributions

Dividends from net investment income	(.25)	(.23)	(.19)	(.21)	(.24)	(.15)

Distributions from net realized gain on investment transactions	(.82)	(.27)	(.12)	(.69)	(.93)	(.04)

Total dividends and distributions	(1.07)	(.50)	(.31)	(.90)	(1.17)	(.19)

Net asset value, end of period	$ 26.84	$ 25.14	$ 22.39	$ 18.21	$ 17.15	$ 21.60

Total Return

Total investment return based on net asset value(d)*	11.29%	14.73	%†	25.01%	11.99%	(16.08)%	29.83%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$53,118	$48,516	$46,757	$40,936	$39,643	$48,742

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.71	%^	.69%	.65%	.67%	.63%	.63%

Expenses, before waivers/reimbursements(e)‡	.95	%^	.97%	.97%	.99%	.97%	.98%

Net investment income(b)	2.06	%^	.97	%†	1.19%	1.09%	1.44%	.57%

Portfolio turnover rate	13%	23%	10%	13%	23%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.27	%^	.29%	.33%	.34%	.36%	.38%

See footnote summary on page 25.

22 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 25.01	$ 22.24	$ 18.04	$ 16.99	$ 21.33	$ 16.59

Income From Investment Operations

Net investment income (loss)(a)(b)	.16	(.01	)†	.02	.09	.10	(.01)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.51	3.05	4.30	1.72	(3.51)	4.79

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	2.67	3.04	4.32	1.81	(3.41)	4.78

Less: Dividends and Distributions

Dividends from net investment income	(.08)	– 0	–	– 0	–	(.07)	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.82)	(.27)	(.12)	(.69)	(.93)	(.04)

Total dividends and distributions	(.90)	(.27)	(.12)	(.76)	(.93)	(.04)

Net asset value, end of period	$ 26.78	$ 25.01	$ 22.24	$ 18.04	$ 16.99	$ 21.33

Total Return

Total investment return based on net asset value(d)*	10.89%	13.81	%†	24.10%	11.12%	(16.73)%	28.85%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$727	$705	$571	$452	$530	$1,378

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.46	%^	1.45%	1.41%	1.43%	1.39%	1.38%

Expenses, before waivers/reimbursements(e)‡	1.71	%^	1.73%	1.73%	1.75%	1.72%	1.74%

Net investment income (loss)(b)	1.21	%^	(.03	)%†	.11%	.51%	.50%	(.05)%

Portfolio turnover rate	13%	23%	10%	13%	23%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.27	%^	.29%	.33%	.34%	.36%	.38%

See footnote summary on page 25.

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 25.29	$ 22.53	$ 18.32	$ 17.25	$ 21.72	$ 16.90

Income From Investment Operations

Net investment income(a)(b)	.30	.27†	.28	.23	.33	.16

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.52	3.04	4.28	1.79	(3.58)	4.89

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	2.82	3.31	4.56	2.02	(3.25)	5.05

Less: Dividends and Distributions

Dividends from net investment income	(.31)	(.28)	(.23)	(.26)	(.29)	(.19)

Distributions from net realized gain on investment transactions	(.82)	(.27)	(.12)	(.69)	(.93)	(.04)

Total dividends and distributions	(1.13)	(.55)	(.35)	(.95)	(1.22)	(.23)

Net asset value, end of period	$ 26.98	$ 25.29	$ 22.53	$ 18.32	$ 17.25	$ 21.72

Total Return

Total investment return based on net asset value(d)*	11.45%	14.95	%†	25.33%	12.29%	(15.87)%	30.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$974,843	$886,796	$809,628	$686,575	$651,607	$803,319

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.46	%^	.44%	.40%	.42%	.38%	.38%

Expenses, before waivers/reimbursements(e)‡	.70	%^	.72%	.72%	.74%	.72%	.73%

Net investment income(b)	2.31%	1.19	%†	1.41%	1.32%	1.68%	.82%

Portfolio turnover rate	13%	23%	10%	13%	23%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.27	%^	.29%	.33%	.34%	.36%	.38%

See footnote summary on page 25.

24 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended February 28, 2026 and for the years ended, August 31, 2025, August 31, 2024, August 31, 2023, August 31, 2022, and August 31, 2021, such waiver amounted to .25% (annualized), .28%, .31%, .32%, .33% and .35%, respectively.

(f)	Less than .005%.

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended August 31, 2025, August 31, 2024 and August 31, 2022 by 01%, .04% and 02%, respectively.

†

During the year ended August 31, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio		Total Return

Class A	$.00	(c)	.00	%(f)	.00	%(f)

Class C	$.00	(c)	.00	%(f)	.00	%(f)

Advisor Class	$.00	(c)	.00	%(f)	.00	%(f)

^	Annualized.

See notes to financial statements.

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 25

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Tax-Managed Wealth Appreciation Strategy (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund, and the underlying funds advised by the Adviser in which the Fund invests.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time

26 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying funds advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 27

classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the

28 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians and that the Adviser had agreed to reimburse the Fund for the fees and expenses of any AB Funds in which it invests. The expense ratio of the Fund reflected this reimbursement. The directors also reviewed information about the amount of such reimbursement. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 29

mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

30 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

NOTES

ABFunds.com	AB Tax-Managed Wealth Appreciation Strategy 31

NOTES

32 AB Tax-Managed Wealth Appreciation Strategy	ABFunds.com

AB TAX-MANAGED WEALTH APPRECIATION STRATEGY

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

TWA-0152-0226

February 28, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB WEALTH APPRECIATION STRATEGY

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

February 28, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 60.1%
Information Technology – 17.8%
Communications Equipment – 0.9%
Cisco Systems, Inc.	67,742	$5,382,780
Motorola Solutions, Inc.	14,366	6,928,147

		12,310,927

Semiconductors & Semiconductor Equipment – 9.3%
Applied Materials, Inc.	32,583	12,130,651
ASML Holding NV (REG)	3,503	5,081,312
Broadcom, Inc.	84,433	26,980,565
NVIDIA Corp.	367,331	65,087,380
NXP Semiconductors NV	40,881	9,280,396
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	42,139	15,784,426

		134,344,730

Software – 4.5%
Microsoft Corp.	136,073	53,441,310
Oracle Corp.	63,129	9,178,956
ServiceNow, Inc.(a)	27,065	2,923,291

		65,543,557

Technology Hardware, Storage & Peripherals – 3.1%
Apple, Inc.	168,121	44,414,206

		256,613,420

Financials – 9.1%
Banks – 2.6%
Bank of America Corp.	270,672	13,487,586
Fifth Third Bancorp	95,121	4,705,636
PNC Financial Services Group, Inc. (The)	24,816	5,269,678
Wells Fargo & Co.	161,194	13,129,251

		36,592,151

Capital Markets – 2.5%
Charles Schwab Corp. (The)	164,770	15,686,104
Goldman Sachs Group, Inc. (The)	11,536	9,916,000
S&P Global, Inc.	24,200	10,693,496

		36,295,600

Consumer Finance – 0.6%
Capital One Financial Corp.	45,452	8,892,229

Financial Services – 1.9%
Visa, Inc. – Class A	85,366	27,329,071

Insurance – 1.5%
Everest Group Ltd.	15,456	5,185,333
Marsh & McLennan Cos., Inc.	33,623	6,278,759
Progressive Corp. (The)	24,666	5,270,138

ABFunds.com	AB Wealth Appreciation Strategy 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Willis Towers Watson PLC	16,582	$5,060,329

		21,794,559

		130,903,610

Communication Services – 7.7%
Entertainment – 1.1%
Walt Disney Co. (The)	147,961	15,689,784

Interactive Media & Services – 5.9%
Alphabet, Inc. – Class C	164,427	51,207,501
Meta Platforms, Inc. – Class A	49,204	31,893,049
Reddit, Inc. – Class A(a)	18,029	2,628,808

		85,729,358

Wireless Telecommunication Services – 0.7%
T-Mobile US, Inc.	47,779	10,372,343

		111,791,485

Industrials – 6.7%
Aerospace & Defense – 1.6%
BAE Systems PLC (Sponsored ADR)	58,109	6,740,644
Hexcel Corp.	54,774	5,077,002
RTX Corp.	56,240	11,395,349

		23,212,995

Building Products – 0.3%
Carrier Global Corp.	69,240	4,459,056

Commercial Services & Supplies – 0.6%
Veralto Corp.	85,423	8,322,763

Electrical Equipment – 2.1%
Eaton Corp. PLC	41,847	15,731,124
GE Vernova, Inc.	16,218	14,168,045

		29,899,169

Ground Transportation – 0.9%
CSX Corp.	303,952	12,975,711

Machinery – 0.7%
Deere & Co.	15,538	9,784,434

Professional Services – 0.1%
Booz Allen Hamilton Holding Corp.	17,182	1,354,457

Trading Companies & Distributors – 0.4%
United Rentals, Inc.	7,647	6,423,480

		96,432,065

Health Care – 6.0%
Biotechnology – 0.5%
Vertex Pharmaceuticals, Inc.(a)	13,416	6,665,471

2 AB Wealth Appreciation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 1.3%
Medtronic PLC	89,929	$8,782,466
Stryker Corp.	24,554	9,513,693

		18,296,159

Health Care Providers & Services – 1.3%
Encompass Health Corp.	17,600	1,898,688
Labcorp Holdings, Inc.	16,909	4,888,730
UnitedHealth Group, Inc.	40,807	11,967,469

		18,754,887

Life Sciences Tools & Services – 1.6%
IQVIA Holdings, Inc.(a)	51,814	9,264,861
Thermo Fisher Scientific, Inc.	26,763	13,946,467

		23,211,328

Pharmaceuticals – 1.3%
Eli Lilly & Co.	7,691	8,090,855
Merck & Co., Inc.	89,762	11,114,331

		19,205,186

		86,133,031

Consumer Discretionary – 5.2%
Broadline Retail – 2.7%
Amazon.com, Inc.(a)	187,003	39,270,630

Hotels, Restaurants & Leisure – 0.3%
Hyatt Hotels Corp. – Class A(b)	24,122	3,895,703

Specialty Retail – 2.2%
AutoZone, Inc.(a)	3,536	13,279,731
Home Depot, Inc. (The)	25,931	9,872,450
TJX Cos., Inc. (The)	58,856	9,514,661

		32,666,842

		75,833,175

Consumer Staples – 2.1%
Beverages – 0.9%
Coca-Cola Co. (The)	160,618	13,100,004

Consumer Staples Distribution & Retail – 1.2%
Costco Wholesale Corp.	3,885	3,926,919
Dollar Tree, Inc.(a)	59,921	7,578,808
Walmart, Inc.	45,206	5,784,108

		17,289,835

		30,389,839

Materials – 1.6%
Chemicals – 1.4%
Corteva, Inc.	132,336	10,602,760
Linde PLC	19,021	9,664,190

		20,266,950

ABFunds.com	AB Wealth Appreciation Strategy 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Construction Materials – 0.2%
Eagle Materials, Inc.	14,770	$3,305,526

		23,572,476

Energy – 1.6%
Oil, Gas & Consumable Fuels – 1.6%
EOG Resources, Inc.	97,087	12,046,555
Exxon Mobil Corp.	72,365	11,035,662

		23,082,217

Utilities – 1.3%
Electric Utilities – 0.8%
American Electric Power Co., Inc.	86,634	11,593,362

Multi-Utilities – 0.5%
Ameren Corp.	62,561	7,086,910

		18,680,272

Real Estate – 1.0%
Specialized REITs – 1.0%
Digital Realty Trust, Inc.	37,537	6,651,556
Extra Space Storage, Inc.	48,092	7,263,335

		13,914,891

Total Common Stocks (cost $474,575,755)		867,346,481

INVESTMENT COMPANIES – 39.0%
Funds and Investment Trusts – 39.0%(c)(d)
AB Discovery Growth Fund, Inc. – Class Z	2,532,617	33,101,305
AB Emerging Markets Opportunities ETF	689,450	33,245,279
AB Trust – AB Discovery Value Fund – Class Z	2,082,368	45,312,332
Bernstein Fund, Inc. – International Small Cap Portfolio – Class Z	3,747,067	58,529,191
Bernstein Fund, Inc. – International Strategic Equities Portfolio – Class Z	19,366,045	362,338,696
Bernstein Fund, Inc. – Small Cap Core Portfolio – Class Z	2,468,537	30,511,112

Total Investment Companies (cost $402,226,612)		563,037,915

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.53%(c)(d)(e) (cost $11,112,269)	11,112,269	11,112,269

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $887,914,636)		1,441,496,665

4 AB Wealth Appreciation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.53%(c)(d)(e) (cost $4,119,032)	4,119,032	$4,119,032

Total Investments – 100.2% (cost $892,033,668)		1,445,615,697
Other assets less liabilities – (0.2)%		(2,491,044)

Net Assets – 100.0%		$1,443,124,653

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Affiliated investments.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

REG – Registered Shares

See notes to financial statements.

ABFunds.com	AB Wealth Appreciation Strategy 5

STATEMENT OF ASSETS & LIABILITIES

February 28, 2026 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $474,575,755)	$867,346,481	(a)
Affiliated issuers (cost $417,457,913—including investment of cash collateral for securities loaned of $4,119,032)	578,269,216
Foreign currencies, at value (cost $366)	417
Receivable for investment securities sold	1,034,805
Unaffiliated dividends receivable	1,000,642
Receivable for shares of beneficial interest sold	733,168
Receivable due from Adviser	282,372
Affiliated dividends receivable	22,279

Total assets	1,448,689,380

Liabilities
Payable for collateral received on securities loaned	4,119,032
Advisory fee payable	713,649
Payable for shares of beneficial interest redeemed	356,867
Distribution fee payable	78,921
Administrative fee payable	59,844
Transfer Agent fee payable	29,858
Trustees’ fees payable	6,887
Accrued expenses and other liabilities	199,669

Total liabilities	5,564,727

Net Assets	$1,443,124,653

Composition of Net Assets
Shares of beneficial interest, at par	$585
Additional paid-in capital	835,183,179
Distributable earnings	607,940,889

Net Assets	$1,443,124,653

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$400,966,530	16,196,205	$24.76	*

C	$2,920,402	115,546	$25.27

Advisor	$1,039,237,721	42,172,696	$24.64

(a)	Includes securities on loan with a value of $3,856,620 (see Note E).

*	The maximum offering price per share for Class A shares was $25.86 which reflects a sales charge of 4.25%.

See notes to financial statements.

6 AB Wealth Appreciation Strategy	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2026 (unaudited)

Investment Income
Dividends
Affiliated issuers	$14,079,705
Unaffiliated issuers (net of foreign taxes withheld of $29,784)	4,607,064
Interest	615
Securities lending income, net	9,644	$18,697,028

Expenses
Advisory fee (see Note B)	4,516,472
Distribution fee—Class A	488,172
Distribution fee—Class C	15,017
Transfer agency—Class A	62,097
Transfer agency—Class C	617
Transfer agency—Advisor Class	158,419
Custody and accounting	59,585
Administrative	41,654
Registration fees	30,270
Audit and tax	30,155
Legal	28,268
Printing	23,506
Trustees’ fees	14,060
Miscellaneous	17,612

Total expenses	5,485,904
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(1,695,300)

Net expenses		3,790,604

Net investment income		14,906,424

Realized and Unrealized Gain on Investment and Foreign Currency Transactions
Net realized gain on:
Affiliated Underlying Portfolios		8,022,914
Investment transactions		31,457,998
Net realized gain distributions from Affiliated Underlying Portfolios		36,219,959
Net change in unrealized appreciation (depreciation) of:
Affiliated Underlying Portfolios		54,078,732
Investments		3,368,121
Foreign currency denominated assets and liabilities		5

Net gain on investment and foreign currency transactions		133,147,729

Contributions from Affiliates (see Note B)		757

Net Increase in Net Assets from Operations		$148,054,910

See notes to financial statements.

ABFunds.com	AB Wealth Appreciation Strategy 7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31, 2025
Increase in Net Assets from Operations
Net investment income	$14,906,424	$14,202,292
Net realized gain on investment and foreign currency transactions	39,480,912	74,487,127
Net realized gain distributions from Affiliated Underlying Portfolios	36,219,959	7,478,943
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	57,446,858	85,311,453
Contributions from Affiliates (see Note B)	757	– 0	–

Net increase in net assets from operations	148,054,910	181,479,815
Distributions to Shareholders
Class A	(25,943,038)	(19,182,583)
Class C	(170,078)	(146,023)
Advisor Class	(68,582,853)	(49,266,764)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	45,558,711	(20,501,809)

Total increase	98,917,652	92,382,636
Net Assets
Beginning of period	1,344,207,001	1,251,824,365

End of period	$1,443,124,653	$1,344,207,001

See notes to financial statements.

8 AB Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

February 28, 2026 (unaudited)

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Company, which is a Massachusetts Business Trust, operates as a series company currently comprised of five series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Wealth Appreciation Strategy (the “Fund”). The Fund offers Class A, Class C and Advisor Class shares. Class I, Class R, Class K, Class T and Class Z shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date. On days when a trade does not occur, these options are valued using models that consider the terms of the option and relevant market inputs; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$867,346,481		$	– 0	–	$	– 0	–	$867,346,481
Investment Companies	563,037,915			– 0	–		– 0	–	563,037,915
Short-Term Investments	11,112,269			– 0	–		– 0	–	11,112,269
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,119,032			– 0	–		– 0	–	4,119,032

Total Investments in Securities	1,445,615,697			– 0	–		– 0	–	1,445,615,697
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,445,615,697		$	– 0	–	$	– 0	–	$1,445,615,697

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated.

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NOTES TO FINANCIAL STATEMENTS (continued)

Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

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NOTES TO FINANCIAL STATEMENTS (continued)

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Adviser an advisory fee at an annual rate of .65% of the first $2.5 billion, .55% of the next $2.5 billion and .50% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended February 28, 2026, the reimbursement for such services amounted to $41,654.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $96,713 for the six months ended February 28, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $2,342 from the sale of Class A shares and received $654 and $13 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended February 28, 2026.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended February 28, 2026, such waiver amounted to $7,604.

In connection with the Fund’s investments in other AB mutual funds, the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of AB mutual funds, as paid by the Fund as an acquired fund fee and expense. These fee waivers and/or expense reimbursements will remain in effect until December 31, 2026. For the six months ended February 28, 2026, such waivers and/or reimbursements amounted to $1,686,972.

A summary of the Fund’s transactions in AB mutual funds for the six months ended February 28, 2026 is as follows:

Fund	Market Value 8/31/25 (000)	Purchases at Cost (000)		Sales Proceeds (000)		Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)			Market Value 2/28/26 (000)		Distributions
														Dividend Income (000)		Realized Gains (000)
AB Government Money Market Portfolio	$11,662	$63,111		$63,660		$	– 0	–	$	– 0	–	$11,113		$145		$	– 0	–
AB Discovery Growth Fund, Inc.	31,235	3,006		273			(5)			(862)		33,101		263			2,743
AB Trust – AB Discovery Value Fund	41,850	2,696		524			(16)			1,306		45,312		368			2,104
Bernstein Fund, Inc.:
International Small Cap Portfolio	48,221	6,815		– 0	–		– 0	–		3,493		58,529		2,730			4,085
International Strategic Equities Portfolio	291,508	38,900		18,794			3,593			47,132		362,339		10,341			24,642
Small Cap Core Portfolio	28,017	2,802		– 0	–		– 0	–		(308)		30,511		156			2,646
Sanford C. Bernstein Fund, Inc. – Emerging Markets Portfolio	26,723	– 0	–	28,081			4,425			(3,067)		– 0	–	– 0	–		– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Market Value 8/31/25 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./ (Depr.) (000)		Market Value 2/28/26 (000)	Distributions
											Dividend Income (000)	Realized Gains (000)
AB Active ETFs, Inc – AB Emerging Markets Opportunities ETF	$	– 0	–	$28,404	$1,570	$26		$6,385		$33,245	$77	$	– 0	–
AB Government Money Market Portfolio*		3,532		7,732	7,145	– 0	–	– 0	–	4,119	4		– 0	–

Total						$8,023		$54,079		$578,269	$14,084		$36,220

*	Investments of cash collateral for securities lending transactions (see Note E).

During the six months ended February 28, 2026, the Adviser reimbursed the Fund $757 for trading losses incurred due to a NAV entry error.

NOTE C

Distribution Plan

The Fund has adopted a Plan for each class of shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” plan.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Plan also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended February 28, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$214,601,116		$213,643,065
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$559,024,706
Gross unrealized depreciation	(5,442,677)

Net unrealized appreciation	$553,582,029

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended February 28, 2026.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by

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NOTES TO FINANCIAL STATEMENTS (continued)

cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions surrounding securities lending for the six months ended February 28, 2026 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$3,856,620	$4,119,032	$54,955	$5,580	$4,064	$724

*	As of February 28, 2026.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31, 2025	Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31, 2025

Class A
Shares sold	149,301	168,942	$3,655,752	$3,705,010

Shares issued in reinvestment of dividends and distributions	1,034,060	828,976	24,114,269	17,881,006

Shares converted from Class C	7,641	23,926	186,502	511,682

Shares redeemed	(861,461)	(1,877,268)	(21,150,139)	(41,045,463)

Net increase (decrease)	329,541	(855,424)	$6,806,384	$(18,947,765)

Class C
Shares sold	5,924	21,596	$148,331	$469,651

Shares issued in reinvestment of dividends and distributions	6,368	6,418	151,869	141,269

Shares converted to Class A	(7,497)	(23,524)	(186,502)	(511,682)

Shares redeemed	(14,990)	(27,819)	(377,932)	(613,339)

Net decrease	(10,195)	(23,329)	$(264,234)	$(514,101)

Advisor Class
Shares sold	2,200,820	3,815,149	$53,536,242	$82,899,314

Shares issued in reinvestment of dividends and distributions	2,370,166	2,211,414	54,987,856	47,456,940

Shares redeemed	(2,837,023)	(6,031,792)	(69,507,537)	(131,396,197)

Net increase (decrease)	1,733,963	(5,229)	$39,016,561	$(1,039,943)

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging Market Risk—Investments in emerging market countries may have more risk than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation and increased economic, political, regulatory or other uncertainties.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets, or financial resources.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies are subject to market and management risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies in which the Fund invests (to the extent these expenses are not waived or reimbursed by the Adviser).

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capital Gain Risk—A substantial portion of the Fund’s net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it

20 AB Wealth Appreciation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and is included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended February 28, 2026.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2025 and August 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$15,097,555	$14,138,189
Net long-term capital gains	53,497,815	13,670,739

Total taxable distributions	$68,595,370	$27,808,928

ABFunds.com	AB Wealth Appreciation Strategy 21

NOTES TO FINANCIAL STATEMENTS (continued)

As of August 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,817,569
Undistributed capital gains	64,756,454
Unrealized appreciation (depreciation)	488,008,682	(a)

Total accumulated earnings (deficit)	$554,582,705

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of August 31, 2025, the Fund did not have any capital loss carryforwards.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

22 AB Wealth Appreciation Strategy	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 23.87	$ 21.89	$ 17.86	$ 17.09	$ 22.18	$ 17.50

Income From Investment Operations

Net investment income(a)(b)	.24	.21†	.23	.26	.29	.11

Net realized and unrealized gain (loss) on investment transactions	2.32	2.95	4.22	1.71	(3.57)	5.10

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	2.56	3.16	4.45	1.97	(3.28)	5.21

Less: Dividends and Distributions

Dividends from net investment income	(.23)	(.19)	(.20)	(.23)	(.26)	(.22)

Distributions from net realized gain on investment transactions	(1.44)	(.99)	(.22)	(.97)	(1.55)	(.31)

Total dividends and distributions	(1.67)	(1.18)	(.42)	(1.20)	(1.81)	(.53)

Net asset value, end of period	$ 24.76	$ 23.87	$ 21.89	$ 17.86	$ 17.09	$ 22.18

Total Return

Total investment return based on net asset value(d)	11.17%	15.03	%†	25.46%	12.22%	(16.10)%	30.41%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$400,967	$378,792	$365,971	$327,880	$318,353	$425,623

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.72	%^	.71%	.67%	.68%	.65%	.64%

Expenses, before waivers/reimbursements(e)‡	.97	%^	.98%	.99%	1.00%	.98%	.99%

Net investment income(b)	1.97	%^	.97	%†	1.17%	1.55%	1.46%	.55%

Portfolio turnover rate	15%	26%	12%	13%	20%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.26	%^	.29%	.33%	.35%	.36%	.38%

See footnote summary on page 26.

ABFunds.com	AB Wealth Appreciation Strategy 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 24.23	$ 22.20	$ 18.07	$ 17.23	$ 22.24	$ 17.52

Income From Investment Operations

Net investment income (loss)(a)(b)	.14	.05†	.09	.14	.14	(.02)

Net realized and unrealized gain (loss) on investment transactions	2.37	2.99	4.28	1.72	(3.60)	5.10

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	2.51	3.04	4.37	1.86	(3.46)	5.08

Less: Dividends and Distributions

Dividends from net investment income	(.03)	(.02)	(.02)	(.05)	– 0	–	(.05)

Distributions from net realized gain on investment transactions	(1.44)	(.99)	(.22)	(.97)	(1.55)	(.31)

Total dividends and distributions	(1.47)	(1.01)	(.24)	(1.02)	(1.55)	(.36)

Net asset value, end of period	$ 25.27	$ 24.23	$ 22.20	$ 18.07	$ 17.23	$ 22.24

Total Return

Total investment return based on net asset value(d)	10.71%	14.17	%†	24.48%	11.35%	(16.70)%	29.39%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,920	$3,047	$3,309	$3,624	$5,166	$8,023

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.48	%^	1.46%	1.44%	1.44%	1.41%	1.39%

Expenses, before waivers/reimbursements(e)‡	1.73	%^	1.74%	1.75%	1.76%	1.74%	1.75%

Net investment income (loss)(b)	1.16	%^	.24	%†	.44%	.85%	.72%	(.10)%

Portfolio turnover rate	15%	26%	12%	13%	20%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.26	%^	.29%	.33%	.35%	.36%	.38%

See footnote summary on page 26.

24 AB Wealth Appreciation Strategy	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Six Months Ended February 28, 2026 (unaudited)	Year Ended August 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 23.80	$ 21.82	$ 17.81	$ 17.05	$ 22.13	$ 17.46

Income From Investment Operations

Net investment income(a)(b)	.27	.26	†	.28	.30	.33	.16

Net realized and unrealized gain (loss) on investment transactions	2.30	2.96	4.20	1.70	(3.55)	5.08

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	2.57	3.22	4.48	2.00	(3.22)	5.24

Less: Dividends and Distributions

Dividends from net investment income	(.29)	(.25)	(.25)	(.27)	(.31)	(.26)

Distributions from net realized gain on investment transactions	(1.44)	(.99)	(.22)	(.97)	(1.55)	(.31)

Total dividends and distributions	(1.73)	(1.24)	(.47)	(1.24)	(1.86)	(.57)

Net asset value, end of period	$ 24.64	$ 23.80	$ 21.82	$ 17.81	$ 17.05	$ 22.13

Total Return

Total investment return based on net asset value(d)	11.26%	15.38	%†	25.74%	12.50%	(15.87)%	30.73%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,039,238	$962,368	$882,544	$795,038	$753,314	$967,876

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.47	%^	.46%	.42%	.43%	.40%	.39%

Expenses, before waivers/reimbursements(e)‡	.72	%^	.73%	.74%	.75%	.73%	.74%

Net investment income(b)	2.22	%^	1.21	%†	1.43%	1.79%	1.69%	.81%

Portfolio turnover rate	15%	26%	12%	13%	20%	15%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.26	%^	.29%	.33%	.35%	.36%	.38%

See footnote summary on page 26.

ABFunds.com	AB Wealth Appreciation Strategy 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended February 28, 2026 and the years ended August 31, 2025, August 31, 2024, August 31, 2023, August 31, 2022 and August 31, 2021, such waiver amounted to .24% (annualized), .28%, .31%, .32%, .34% and .35%, respectively.

(f)	Less than .005%.

†

During the year ended August 31, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio		Total Return

Class A	$.00	(c)	.00	%(f)	.00	%(f)

Class C	$.00	(c)	.00	%(f)	.00	%(f)

Advisor Class	$.00	(c)	.00	%(f)	.00	%(f)

^	Annualized.

See notes to financial statements.

26 AB Wealth Appreciation Strategy	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Wealth Appreciation Strategy (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the underlying funds advised by the Adviser in which the Fund invests.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time

ABFunds.com	AB Wealth Appreciation Strategy 27

to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying funds advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain

28 AB Wealth Appreciation Strategy	ABFunds.com

classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the

ABFunds.com	AB Wealth Appreciation Strategy 29

Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians and that the Adviser had agreed to reimburse the Fund for the fees and expenses of any AB Funds in which it invests. The expense ratio of the Fund reflected this reimbursement. The directors also reviewed information about the amount of such reimbursement. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedules for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect

30 AB Wealth Appreciation Strategy	ABFunds.com

a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ABFunds.com	AB Wealth Appreciation Strategy 31

NOTES

32 AB Wealth Appreciation Strategy	ABFunds.com

AB WEALTH APPRECIATION STRATEGY

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

WA-0152-0226

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes —Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Onur Erzan
Onur Erzan
President

Date: April 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: April 24, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date: April 24, 2026